As filed with the Securities and Exchange Commission on February 29, 2008

Registration No. 333-132211; 811-21862

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 4

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 6

(Check appropriate box or boxes)

BANC OF AMERICA FUNDS TRUST

(Exact Name of Registrant as specified in Charter)

One Financial Center

Boston, MA 02111

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 321-7854

James R. Bordewick, Jr.

c/o Columbia Management Group

100 Federal Street

Boston, MA 02110

(Name and Address of Agent for Service)

With copies to:

Robert M. Kurucza, Esq.

Marco E. Adelfio, Esq.

Morrison & Foerster LLP

2000 Pennsylvania Ave., N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to Rule 485(b), or	☒	on March 1, 2008 pursuant to Rule 485(b), or
☐	60 days after filing pursuant to Rule 485(a), or	☐	on pursuant to Rule 485(a), or
☐	75 days after filing pursuant to Rule 485 (a)(2)	☐	on (date) pursuant to paragraph(a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The Registrant is filing this Post-Effective Amendment No. 4 under the 1933 Act and Amendment No. 6 under the 1940 Act to the Registration Statement on Form N-1A for Banc of America Funds Trust (the “Trust”) in order to effect certain non-material changes for certain Portfolios of the Trust.

Prospectus

March 1, 2008

Banc of America Funds

Banc of America Retirement 2005 Portfolio

Banc of America Retirement 2010 Portfolio

Banc of America Retirement 2015 Portfolio

Banc of America Retirement 2020 Portfolio

Banc of America Retirement 2025 Portfolio

Banc of America Retirement 2030 Portfolio

Banc of America Retirement 2035 Portfolio

Banc of America Retirement 2040 Portfolio

Class A, Class C, Class R and Class Z Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Portfolio shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Portfolio shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Portfolios and may be compensated or incented in connection with the sale of Portfolio shares. The Portfolios may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE PORTFOLIOS INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

Prospectus Primer

This prospectus tells you about the Banc of America Retirement Portfolios (each a Portfolio and together, the Portfolios) in the Columbia Funds family of mutual funds (Columbia Funds). Each Portfolio is a “fund of funds” that invests its assets in a mix of underlying mutual funds (each an Underlying Fund and together, the Underlying Funds). This prospectus is designed to provide you with important information about the Portfolios in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of each Portfolio, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information, and

■	fees and expenses.

This summary is followed by other important information, including:

■	a description of the Portfolios’ additional investment strategies and policies,

■	a summary of the key characteristics of each Underlying Fund,
■	a discussion of the Portfolios’ primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a summary of the Portfolios’ various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Portfolios, including:

■	how to buy, sell and exchange shares of the Portfolios, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of each Portfolio’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Portfolios.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of each Portfolio’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Banc of America Funds:

■	by mail at Banc of America Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.322.8222.

■	by email at serviceinquiries@columbiamanagement.com or online at www.bancofamericafunds.com.

■	through your financial advisor, who can help you select from among the Banc of America Funds to meet your investment needs.

You also can find more information about the Portfolios in the Statement of Additional Information (SAI), which includes more detailed information about each Portfolio’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Portfolios are sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Portfolios’ investment advisor (the Advisor) and their administrator (the Administrator). Columbia Management Distributors, Inc. is the Portfolios’ distributor (the Distributor). Columbia Management Services, Inc. is the Portfolios’ transfer agent (the Transfer Agent).

The Portfolios, like all mutual funds, are designed to be a part of a broad and diversified investment portfolio and are not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Portfolios and any other Columbia Fund carefully before investing.

Portfolio Summaries

Glide Path

The glide path described below demonstrates how the asset allocation of each Portfolio to the Underlying Funds, which have investment objectives and principal investment strategies that emphasize various sub-asset classes, such as equity securities of large capitalization companies, international equity securities, or fixed income securities, is expected to change as the Portfolios age.

The glide path demonstrates how each Portfolio’s asset mix will become gradually more conservative as time passes, both prior to and particularly after its Retirement Year. The Advisor will include the total value of an investment in an Underlying Fund that has a principal strategy of investing in securities of a sub-asset class when calculating the percentage allocations shown in the glide path even if the Underlying Fund also invests in securities other than the sub-asset class.

The Advisor may depart from the allocations to both the Underlying Funds and the asset and sub-asset classes embedded in the glide path by overweighting and underweighting those allocations based on the Advisor’s evaluation of market conditions. If the Advisor believes that certain asset or sub-asset classes have become mispriced relative to their historical patterns and future outlook, the Advisor may overweight Underlying Funds that emphasize asset or sub-asset classes that the Advisor believes offer increased opportunity and/or underweight Underlying Funds that emphasize asset or sub-asset classes that the Advisor believes present increased risk. The Advisor uses a combination of qualitative and quantitative factors to evaluate potential changes to the allocations to the Underlying Funds. The Advisor intends to review the glide path at least annually and may adjust the glide path or change its asset and sub-asset classes at any time.

Banc of America Funds

FUNDimensions™
Banc of America Funds
Investment Objective:	Each Portfolio seeks the highest total return over time consistent with its asset mix
Investment Style:	Target-Date
Benchmark:	S&P 500® Index(a) Lehman Brothers U.S. Aggregate Bond Index
Principal Risks:

Investment strategy risk

Allocation risk

Investing in other funds risk

Market risk

Asset-backed securities risk Changing distribution levels risk

Convertible securities risk

Credit risk

Currency risk

Derivatives risk

Dollar rolls risk

Emerging market securities risk

Foreign securities risk

Frequent trading risk

Growth securities risk

Index risk

Industry sector risk

Interest rate risk

Liquidity risk

Low and below investment grade

securities risk

Mortgage-backed securities risk

Non-diversified mutual fund risk

Real estate investment trusts risk

Reinvestment risk

Smaller company securities risk

Special situations risk

Technology sector risk

U.S. Government obligations risk

Value securities risk

Zero-coupon bonds risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the Advisor. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

FUNDamentals™

Fund of Funds

Unlike a traditional mutual fund, which invests in individual securities, a “fund of funds” invests in a mix of underlying funds typically by using an asset allocation approach. A fund of funds indirectly bears a portion of the underlying funds’ expenses, in addition to the fund of funds’ own expenses.

   Investment Objective

Each Portfolio seeks the highest total return over time consistent with its asset mix. Total return consists of capital appreciation and income. Each Portfolio will place a decreasing emphasis on capital appreciation and an increasing emphasis on income as time passes.

   Principal Investment Strategies

Each Portfolio invests in Class Z shares of various Underlying Funds that represent a variety of equity and fixed income asset classes, investment objectives and investment styles. The Underlying Funds include funds that invest in equity securities of domestic and foreign issuers and large-, mid- and small-capitalization companies, and pursue various investment styles, such as growth and value, and also include funds that invest in fixed income securities with a range of maturities across a range of credit quality. Each Portfolio’s asset mix will become gradually more conservative as time passes, both leading up to and particularly after its Retirement Year. This reflects a strategy that focuses primarily on capital appreciation, consistent with a reasonable amount of risk, during an investor’s pre-retirement and early retirement years, and primarily on capital preservation thereafter.

The Advisor may depart from the asset allocations to both the Underlying Funds and the asset and sub-asset classes embedded in the glide path by overweighting and underweighting those allocations (including through investments in money market instruments or the Columbia Money Market Funds) based on the Advisor’s evaluation of market conditions. The Advisor intends to review the glide path at least annually and may adjust the glide path or change its asset and sub-asset classes at any time.

Banc of America Funds

After its Retirement Year, each Portfolio’s asset mix will tend to have a declining exposure to Underlying Funds that invest primarily in equity securities and an increasing exposure to Underlying Funds that invest primarily in fixed income securities and short-term bonds, until fifteen years after the Retirement Year. After that time, each Portfolio will have a fairly static allocation. The Board of Trustees of the Banc of America Funds (the Board) has the authority to combine like Portfolios once they have reached this static phase without obtaining shareholder approval.

Because the investment results of the Underlying Funds will vary, the actual allocation to each asset class, sub-asset class or Underlying Fund as of any given date may vary from the allocations in the glide path and the Advisor’s overweighting and underweighting allocations. The Advisor monitors each Portfolio’s percentage allocations to the Underlying Funds and will rebalance the Portfolios’ allocations to each asset class, sub-asset class or Underlying Fund when the Advisor determines it to be appropriate.

The Advisor can substitute or add other Underlying Funds at any time, including funds introduced after the date of this prospectus and funds that are not advised by the Advisor.

The Advisor will include the total value of an investment in an Underlying Fund that has a principal strategy of investing in securities of a sub-asset class when calculating percentage allocations to that sub-asset class even if the Underlying Fund also invests in securities other than the sub-asset class.

FUNDamentals™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes – for example, domestic equity securities, foreign securities and debt securities – in varying proportions.

The mix of asset classes and how much is invested in each is an important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

Banc of America Funds

   Principal Risks

■

Investment Strategy Risk – Each Portfolio is subject to investment strategy risk, as the Advisor uses the principal investment strategies and other investment strategies to seek to achieve each Portfolio’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause each Portfolio’s shares to lose value or may cause each Portfolio to underperform other funds with similar investment objectives.

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Allocation Risk – Each Portfolio uses an asset allocation strategy in pursuit of its investment objective. There is a risk that each Portfolio’s allocation among asset classes or investments will cause each Portfolio’s shares to lose value or cause each Portfolio to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

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Investing in Other Funds Risk – The performance of the Underlying Funds in which each Portfolio invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of the Underlying Funds are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for each Portfolio. These transactions might also result in higher brokerage, tax or other costs for each Portfolio. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Advisor has the authority to change the Underlying Funds in which each Portfolio invests or to change the percentage of each Portfolio’s investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Advisor or its affiliates, such as advisory fees, this could result in the Advisor having a potential conflict of interest in selecting the Underlying Funds in which each Portfolio invests or in determining the percentage of each Portfolio's investments allocated to each Underlying Fund.

Each Portfolio may be subject indirectly to the following risks of the Underlying Funds:

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Market Risk – The Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Underlying Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Underlying Fund. Accordingly, an investment in the Underlying Fund could lose money over short or even long periods. The market values of the securities the Underlying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

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Asset-Backed Securities Risk – Certain Underlying Funds invest in asset-backed securities. The value of the Underlying Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

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Changing Distribution Levels Risk – Certain Underlying Funds are subject to changing distribution levels risk. The amount of the distributions paid by the Underlying Fund generally depends on the amount of income and/or dividends received by the Underlying Fund on the securities it holds. The Underlying Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Underlying Fund receives from its investments decline.

■	Convertible Securities Risk – Certain Underlying Funds invest in convertible securities, which are subject to the

Banc of America Funds

usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Underlying Fund’s return.

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Credit Risk – Certain Underlying Funds are subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio or Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

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Currency Risk – Certain Underlying Funds are subject to currency risk. Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

■	Derivatives Risk – Certain Underlying Funds use derivatives, which are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Underlying Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Underlying Fund’s derivative positions at times when the Underlying Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Underlying Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investments and strategies, see the SAI.

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Dollar Rolls Risk – Certain Underlying Funds use dollar rolls, which are transactions in which the Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Underlying Fund’s portfolio turnover rate. If the Underlying Fund reinvests the proceeds of the security sold, the Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

■	Emerging Market Securities Risk – Certain Underlying Funds invest in securities issued by foreign governments

Banc of America Funds

or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa. These emerging market securities are more likely to have greater exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

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Foreign Securities Risk – Certain Underlying Funds invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

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Frequent Trading Risk – Certain Underlying Funds’ investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Underlying Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund’s return.

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Growth Securities Risk – Certain Underlying Funds invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

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Index Risk – Certain Underlying Funds’ investment strategies may involve investing in an index. The Underlying Fund’s value will generally decline when the performance of its targeted index declines. Because such an Underlying Fund is designed to track an index before fees and expenses, the Underlying Fund cannot purchase other securities that may help offset declines in its index. In addition, because the Underlying Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Underlying Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

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Industry Sector Risk – Certain Underlying Funds invest in securities of companies in different, but closely related, industries. These securities are considered as being in the same broad economic sector. The values of such securities in the same sector may be similarly affected by particular economic or market events, making the Underlying Fund more vulnerable to unfavorable developments in that sector than funds investing in multiple sectors. The Underlying Fund does not intend to focus on any particular sector; however, at times the Underlying Fund may invest a significant portion of its assets in a particular sector.

Banc of America Funds

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Interest Rate Risk – Certain Underlying Funds invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Underlying Fund receives from it but will affect the value of the Underlying Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

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Liquidity Risk – Certain Underlying Funds invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Underlying Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

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Low and Below Investment Grade Securities Risk – Certain Underlying Funds invest in debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s or Fitch) or that are below investment grade (e.g., BB or below by Standard & Poor’s or Fitch). These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

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Mortgage-Backed Securities Risk – Certain Underlying Funds invest in mortgage-backed securities. The value of the Underlying Fund’s mortgage-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

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Non-Diversified Mutual Fund Risk – Certain Underlying Funds are non-diversified, which generally means that each such Underlying Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Underlying Fund could affect the overall value of the Underlying Fund more than it would affect that of a diversified fund holding a

Banc of America Funds

greater number of investments. Accordingly, the Underlying Fund’s value will likely be more volatile than the value of more diversified funds.

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Real Estate Investment Trusts Risk – Certain Underlying Funds invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and may also include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

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Reinvestment Risk – Because certain Underlying Funds invest in debt securities, income from those Underlying Funds’ debt securities portfolios will decline if and when the Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Underlying Fund’s portfolio.

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Smaller Company Securities Risk – Certain Underlying Funds invest in securities of small- or mid-capitalization companies (“smaller companies”) which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

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Special Situations Risk – Certain Underlying Funds invest in securities of companies that may be involved in a major corporate event, such as a business consolidation or restructuring. These securities may present special risk because of the high degree of uncertainty associated with such events.

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Technology Sector Risk – Certain Underlying Funds invest in securities of companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

■

U.S. Government Obligations Risk – Certain Underlying Funds invest in U.S. Government obligations. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Value Securities Risk – Certain Underlying Funds invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition,

Banc of America Funds

value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Zero-Coupon Bonds Risk – Certain Underlying Funds invest in zero-coupon bonds, which are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Underlying Fund and distributed to its shareholders.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolios. Additional risks are associated with other permissible investments of the Portfolios that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolios will achieve their investment objective.

Banc of America Retirement 2005 Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Portfolio’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	3.25%
Worst:	4th quarter 2007:	-0.70%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■ management of fund holdings,

■ market conditions,

■ fund expenses, and

■ flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Banc of America Retirement 2005 Portfolio

Average Annual Total Return as of December 31, 2007

The table below shows the Portfolio’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table also shows the average annual returns for the Portfolio’s Class C, Class R and Class Z shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Portfolio’s Class A shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class A shares returns before taxes	7.36%	17.72%
Class A shares returns after taxes on distributions	6.42%	15.90%
Class A shares returns after taxes on distributions and sale of Portfolio shares	4.92%	14.19%
Class C shares returns before taxes	6.58%	16.83%
Class R shares returns before taxes	7.01%	17.38%
Class Z shares returns before taxes	7.62%	18.00%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%	11.65%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.97%	7.80%

(a)	The Portfolio commenced operations on June 1, 2006. The returns for the indices shown are from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

Banc of America Retirement 2005 Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class A, Class C, Class R and Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year. The Portfolio may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Portfolio operating expenses disclosed in the fee table.

Banc of America Retirement 2005 Portfolio

Shareholder Fees (paid directly from your investment)

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A	N/A	N/A	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A	N/A	N/A	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Management fees(1)	0.10%	0.10%	0.10%	0.10%
Distribution and service fees	0.25%	1.00%	0.50%	0.00%
Other expenses(2)	118.21%	118.21%	118.21%	118.21%
Acquired fund (Underlying Fund) fees and expenses(3)	0.53%	0.53%	0.53%	0.53%
Total annual Portfolio operating expenses	119.09%	119.84%	119.34%	118.84%
Fee waivers and/or reimbursements(4)	-118.21%	-118.21%	-118.21%	-118.21%
Total net expenses	0.88%	1.63%	1.13%	0.63%

(1)	Management fees include an investment advisory fee of 0.10%.

(2)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(3)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(4)

The Adviser has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% annually through February 28, 2009. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after February 28, 2009.

Banc of America Retirement 2005 Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class C, Class R or Class Z shares of the Portfolio for the periods indicated,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$90	$4,666	$4,756	$4,758
Class C Shares	$166	$4,658	$4,757	$4,759
Class R Shares	$115	$4,663	$4,757	$4,758
Class Z Shares	$64	$4,668	$4,756	$4,758

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

Banc of America Retirement 2010 Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Portfolio’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	4.17%
Worst:	4th quarter 2007:	-1.01%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■ management of fund holdings,

■ market conditions,

■ fund expenses, and

■ flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Banc of America Retirement 2010 Portfolio

Average Annual Total Return as of December 31, 2007

The table below shows the Portfolio’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table also shows the average annual returns for the Portfolio’s Class C, Class R and Class Z shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Portfolio’s Class A shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class A shares returns before taxes	7.85%	18.17%
Class A shares returns after taxes on distributions	7.02%	16.52%
Class A shares returns after taxes on distributions and sale of Portfolio shares	5.23%	14.68%
Class C shares returns before taxes	6.97%	17.28%
Class R shares returns before taxes	7.58%	17.90%
Class Z shares returns before taxes	8.11%	18.45%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%	11.65%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.97%	7.80%

(a)	The Portfolio commenced operations on June 1, 2006. The returns for the indices shown are from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

Banc of America Retirement 2010 Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class A, Class C, Class R and Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year.

The Portfolio may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Portfolio operating expenses disclosed in the fee table.

Banc of America Retirement 2010 Portfolio

Shareholder Fees (paid directly from your investment)

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A	N/A	N/A	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A	N/A	N/A	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Management fees(1)	0.10%	0.10%	0.10%	0.10%
Distribution and service fees	0.25%	1.00%	0.50%	0.00%
Other expenses(2)	91.39%	91.39%	91.39%	91.39%
Acquired fund (Underlying Fund) fees and expenses(3)	0.55%	0.55%	0.55%	0.55%
Total annual Portfolio operating expenses	92.29%	93.04%	92.54%	92.04%
Fee waivers and/or reimbursements(4)	-91.39%	-91.39%	-91.39%	-91.39%
Total net expenses	0.90%	1.65%	1.15%	0.65%

(1)	Management fees include an investment advisory fee of 0.10%.

(2)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(3)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(4)

The Adviser has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% annually through February 28, 2009. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after February 28, 2009.

Banc of America Retirement 2010 Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class C, Class R or Class Z shares of the Portfolio for the periods indicated,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$92	$6,194	$6,293	$6,294
Class C Shares	$168	$6,194	$6,281	$6,282
Class R Shares	$117	$6,194	$6,289	$6,290
Class Z Shares	$66	$6,194	$6,297	$6,299

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

Banc of America Retirement 2015 Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Portfolio’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	4.18%
Worst:	4th quarter 2007:	-1.13%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■ management of fund holdings,

■ market conditions,

■ fund expenses, and

■ flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Banc of America Retirement 2015 Portfolio

Average Annual Total Return as of December 31, 2007

The table below shows the Portfolio’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table also shows the average annual returns for the Portfolio’s Class C, Class R and Class Z shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Portfolio’s Class A shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class A shares returns before taxes	8.08%	14.20%
Class A shares returns after taxes on distributions	4.96%	11.85%
Class A shares returns after taxes on distributions and sale of Portfolio shares	5.80%	10.95%
Class C shares returns before taxes	7.28%	13.32%
Class R shares returns before taxes	7.71%	13.86%
Class Z shares returns before taxes	8.34%	14.47%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%	11.65%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.97%	7.80%

(a)	The Portfolio commenced operations on June 1, 2006. The returns for the indices shown are from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

Banc of America Retirement 2015 Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class A, Class C, Class R and Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year.

The Portfolio may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Portfolio operating expenses disclosed in the fee table.

Banc of America Retirement 2015 Portfolio

Shareholder Fees (paid directly from your investment)

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A	N/A	N/A	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A	N/A	N/A	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Management fees(1)	0.10%	0.10%	0.10%	0.10%
Distribution and service fees	0.25%	1.00%	0.50%	0.00%
Other expenses(2)	14.67%	14.67%	14.67%	14.67%
Acquired fund (Underlying Fund) fees and expenses(3)	0.64%	0.64%	0.64%	0.64%
Total annual Portfolio operating expenses	15.66%	16.41%	15.91%	15.41%
Fee waivers and/or reimbursements(4)	-14.67%	-14.67%	-14.67%	-14.67%
Total net expenses	0.99%	1.74%	1.24%	0.74%

(1)	Management fees include an investment advisory fee of 0.10%.

(2)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(3)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(4)

The Adviser has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% annually through February 28, 2009. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after February 28, 2009.

Banc of America Retirement 2015 Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class C, Class R or Class Z shares of the Portfolio for the periods indicated,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$101	$3,021	$5,351	$9,321
Class C Shares	$177	$3,190	$5,555	$9,474
Class R Shares	$126	$3,078	$5,420	$9,374
Class Z Shares	$76	$2,963	$5,281	$9,266

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

Banc of America Retirement 2020 Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Portfolio’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	4.50%
Worst:	4th quarter 2007:	-1.31%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Banc of America Retirement 2020 Portfolio

Average Annual Total Return as of December 31, 2007

The table below shows the Portfolio’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table also shows the average annual returns for the Portfolio’s Class C, Class R and Class Z shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Portfolio’s Class A shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class A shares returns before taxes	8.63%	19.70%
Class A shares returns after taxes on distributions	7.71%	18.08%
Class A shares returns after taxes on distributions and sale of Portfolio shares	5.77%	16.03%
Class C shares returns before taxes	7.84%	18.81%
Class R shares returns before taxes	8.37%	19.42%
Class Z shares returns before taxes	8.90%	19.99%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%	11.65%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.97%	7.80%

(a)	The Portfolio commenced operations on June 1, 2006. The returns for the indices shown are from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

Banc of America Retirement 2020 Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class A, Class C, Class R and Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■ shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■ annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■ management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■ distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution and Service Fees for more information.

■ other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year.

The Portfolio may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Portfolio operating expenses disclosed in the fee table.

Banc of America Retirement 2020 Portfolio

Shareholder Fees (paid directly from your investment)

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A	N/A	N/A	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A	N/A	N/A	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Management fees(1)	0.10%	0.10%	0.10%	0.10%
Distribution and service fees	0.25%	1.00%	0.50%	0.00%
Other expenses(2)	95.48%	95.48%	95.48%	95.48%
Acquired fund (Underlying Fund) fees and expenses(3)	0.56%	0.56%	0.56%	0.56%
Total annual Portfolio operating expenses	96.39%	97.14%	96.64%	96.14%
Fee waivers and/or reimbursements(4)	-95.48%	-95.48%	-95.48%	-95.48%
Total net expenses	0.91%	1.66%	1.16%	0.66%

(1)	Management fees include an investment advisory fee of 0.10%.

(2)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(3)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(4)

The Adviser has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% annually through February 28, 2009. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after February 28, 2009.

Banc of America Retirement 2020 Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class C, Class R or Class Z shares of the Portfolio for the periods indicated,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$93	$6,011	$6,054	$6,055
Class C Shares	$169	$6,008	$6,044	$6,044
Class R Shares	$118	$6,010	$6,051	$6,051
Class Z Shares	$67	$6,011	$6,058	$6,058

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

Banc of America Retirement 2025 Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Portfolio’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	4.80%
Worst:	4th quarter 2007:	-1.41%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■ management of fund holdings,

■ market conditions,

■ fund expenses, and

■ flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Banc of America Retirement 2025 Portfolio

Average Annual Total Return as of December 31, 2007

The table below shows the Portfolio’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table also shows the average annual returns for the Portfolio’s Class C, Class R and Class Z shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Portfolio’s Class A shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class A shares returns before taxes	8.96%	14.33%
Class A shares returns after taxes on distributions	3.50%	10.43%
Class A shares returns after taxes on distributions and sale of Portfolio shares	6.76%	10.29%
Class C shares returns before taxes	8.18%	13.46%
Class R shares returns before taxes	8.72%	14.07%
Class Z shares returns before taxes	9.34%	14.62%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%	11.65%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.97%	7.80%

(a)	The Portfolio commenced operations on June 1, 2006. The returns for the indices shown are from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

Banc of America Retirement 2025 Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class A, Class C, Class R and Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year.

The Portfolio may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Portfolio operating expenses disclosed in the fee table.

Banc of America Retirement 2025 Portfolio

Shareholder Fees (paid directly from your investment)

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A	N/A	N/A	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A	N/A	N/A	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Management fees(1)	0.10%	0.10%	0.10%	0.10%
Distribution and service fees	0.25%	1.00%	0.50%	0.00%
Other expenses(2)	15.91%	15.91%	15.91%	15.91%
Acquired fund (Underlying Fund) fees and expenses(3)	0.66%	0.66%	0.66%	0.66%
Total annual Portfolio operating expenses	16.92%	17.67%	17.17%	16.67%
Fee waivers and/or reimbursements(4)	-15.91%	-15.91%	-15.91%	-15.91%
Total net expenses	1.01%	1.76%	1.26%	0.76%

(1)	Management fees include an investment advisory fee of 0.10%.

(2)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(3)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(4)

The Adviser has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% annually through February 28, 2009. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after February 28, 2009.

Banc of America Retirement 2025 Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class C, Class R or Class Z shares of the Portfolio for the periods indicated,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$103	$3,215	$5,629	$9,555
Class C Shares	$179	$3,380	$5,821	$9,681
Class R Shares	$128	$3,270	$5,694	$9,599
Class Z Shares	$78	$3,159	$5,564	$9,509

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

Banc of America Retirement 2030 Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Portfolio’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	5.15%
Worst:	4th quarter 2007:	-1.64%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Banc of America Retirement 2030 Portfolio

Average Annual Total Return as of December 31, 2007

The table below shows the Portfolio’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table also shows the average annual returns for the Portfolio’s Class C, Class R and Class Z shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Portfolio’s Class A shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class A shares returns before taxes	8.81%	18.11%
Class A shares returns after taxes on distributions	7.93%	16.83%
Class A shares returns after taxes on distributions and sale of Portfolio shares	5.91%	14.87%
Class C shares returns before taxes	7.93%	17.22%
Class R shares returns before taxes	8.46%	17.77%
Class Z shares returns before taxes	8.98%	18.38%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%	11.65%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.97%	7.80%

(a)	The Portfolio commenced operations on June 1, 2006. The returns for the indices shown are from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

Banc of America Retirement 2030 Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class A, Class C, Class R and Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year.

The Portfolio may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Portfolio operating expenses disclosed in the fee table.

Banc of America Retirement 2030 Portfolio

Shareholder Fees (paid directly from your investment)

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A	N/A	N/A	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A	N/A	N/A	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Management fees(1)	0.10%	0.10%	0.10%	0.10%
Distribution and service fees	0.25%	1.00%	0.50%	0.00%
Other expenses(2)	83.52%	83.52%	83.52%	83.52%
Acquired fund (Underlying Fund) fees and expenses(3)	0.60%	0.60%	0.60%	0.60%
Total annual Portfolio operating expenses	84.47%	85.22%	84.72%	84.22%
Fee waivers and/or reimbursements(4)	-83.52%	-83.52%	-83.52%	-83.52%
Total net expenses	0.95%	1.70%	1.20%	0.70%

(1)	Management fees include an investment advisory fee of 0.10%.

(2)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(3)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(4)

The Adviser has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% annually through February 28, 2009. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after February 28, 2009.

Banc of America Retirement 2030 Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class C, Class R or Class Z shares of the Portfolio for the periods indicated,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$97	$6,481	$6,750	$6,762
Class C Shares	$173	$6,488	$6,735	$6,745
Class R Shares	$122	$6,483	$6,745	$6,756
Class Z Shares	$72	$6,479	$6,755	$6,768

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

Banc of America Retirement 2035 Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Portfolio’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	5.39%
Worst:	4th quarter 2007:	-1.90%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■ management of fund holdings,

■ market conditions,

■ fund expenses, and

■ flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Banc of America Retirement 2035 Portfolio

Average Annual Total Return as of December 31, 2007

The table below shows the Portfolio’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table also shows the average annual returns for the Portfolio’s Class C, Class R and Class Z shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Portfolio’s Class A shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class A shares returns before taxes	8.81%	14.57%
Class A shares returns after taxes on distributions	4.40%	11.53%
Class A shares returns after taxes on distributions and sale of Portfolio shares	6.65%	11.05%
Class C shares returns before taxes	8.11%	13.76%
Class R shares returns before taxes	8.54%	14.30%
Class Z shares returns before taxes	9.18%	14.92%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%	11.65%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.97%	7.80%

(a)	The Portfolio commenced operations on June 1, 2006. The returns for the indices shown are from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

Banc of America Retirement 2035 Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class A, Class C, Class R and Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year.

The Portfolio may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Portfolio operating expenses disclosed in the fee table.

Banc of America Retirement 2035 Portfolio

Shareholder Fees (paid directly from your investment)

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A	N/A	N/A	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A	N/A	N/A	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Management fees(1)	0.10%	0.10%	0.10%	0.10%
Distribution and service fees	0.25%	1.00%	0.50%	0.00%
Other expenses(2)	14.61%	14.61%	14.61%	14.61%
Acquired fund (Underlying Fund) fees and expenses(3)	0.70%	0.70%	0.70%	0.70%
Total annual Portfolio operating expenses	15.66%	16.41%	15.91%	15.41%
Fee waivers and/or reimbursements(4)	-14.61%	-14.61%	-14.61%	-14.61%
Total net expenses	1.05%	1.80%	1.30%	0.80%

(1)	Management fees include an investment advisory fee of 0.10%.

(2)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(3)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(4)

The Adviser has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% annually through February 28, 2009. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after February 28, 2009.

Banc of America Retirement 2035 Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class C, Class R or Class Z shares of the Portfolio for the periods indicated,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$107	$3,025	$5,354	$9,322
Class C Shares	$183	$3,194	$5,558	$9,475
Class R Shares	$132	$3,082	$5,423	$9,375
Class Z Shares	$82	$2,968	$5,284	$9,267

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

Banc of America Retirement 2040 Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Portfolio’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	5.82%
Worst:	4th quarter 2007:	-2.03%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Banc of America Retirement 2040 Portfolio

Average Annual Total Return as of December 31, 2007

The table below shows the Portfolio’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table also shows the average annual returns for the Portfolio’s Class C, Class R and Class Z shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Portfolio’s Class A shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class A shares returns before taxes	9.11%	18.52%
Class A shares returns after taxes on distributions	8.19%	17.49%
Class A shares returns after taxes on distributions and sale of Portfolio shares	6.23%	15.36%
Class C shares returns before taxes	8.32%	17.63%
Class R shares returns before taxes	8.85%	18.24%
Class Z shares returns before taxes	9.38%	18.80%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%	11.65%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.97%	7.80%

(a)	The Portfolio commenced operations on June 1, 2006. The returns for the indices shown are from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

Banc of America Retirement 2040 Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class A, Class C, Class R and Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year.

The Portfolio may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Portfolio operating expenses disclosed in the fee table.

Banc of America Retirement 2040 Portfolio

Shareholder Fees (paid directly from your investment)

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A	N/A	N/A	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A	N/A	N/A	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Management fees(1)	0.10%	0.10%	0.10%	0.10%
Distribution and service fees	0.25%	1.00%	0.50%	0.00%
Other expenses(2)	29.02%	29.02%	29.02%	29.02%
Acquired fund (Underlying Fund) fees and expenses(3)	0.68%	0.68%	0.68%	0.68%
Total annual Portfolio operating expenses	30.05%	30.80%	30.30%	29.80%
Fee waivers and/or reimbursements(4)	-29.02%	-29.02%	-29.02%	-29.02%
Total net expenses	1.03%	1.78%	1.28%	0.78%

(1)	Management fees include an investment advisory fee of 0.10%.

(2)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(3)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(4)

The Adviser has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% annually through February 28, 2009. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after February 28, 2009.

Banc of America Retirement 2040 Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class C, Class R or Class Z shares of the Portfolio for the periods indicated,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$105	$4,886	$7,572	$10,201
Class C Shares	$181	$5,005	$7,660	$10,182
Class R Shares	$130	$4,926	$7,602	$10,195
Class Z Shares	$80	$4,846	$7,542	$10,206

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

Additional Portfolio Investment Strategies and Policies

This section describes certain strategies and policies that each Portfolio may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Portfolios.

Changing the Portfolios’ Investment Objective and Policies

Each Portfolio’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of each Portfolio’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of each Portfolio’s acquisition of the security or asset.

Holding Other Kinds of Investments

Each Portfolio may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. Each Portfolio may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Affiliated Funds

The Advisor has the authority to select the Underlying Funds in which each Portfolio invests its assets. The Advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The Advisor may be subject to a conflict of interest in selecting Underlying Funds for a Portfolio because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as a fiduciary to each Portfolio, the Advisor has a duty to act in the best interest of each Portfolio in selecting Underlying Funds.

Investing in Columbia Money Market Funds

Each Portfolio may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Portfolios for services provided directly.

Lending Securities

Each Portfolio may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. A Portfolio may lose money from securities lending if, for example, it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned, or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

A description of Banc of America Funds’ policies and procedures with respect to the disclosure of Portfolio portfolio securities is available in the SAI. Each Portfolio discloses its portfolio holdings on the Banc of America Funds’ website, www.bancofamericafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Portfolio files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

Each Portfolio’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end.

In addition, more current information concerning each Portfolio’s portfolio holdings as of specified dates may also be disclosed on the Banc of America Funds’ website.

Investing Defensively

Each Portfolio may from time to time take temporary defensive investment positions that are inconsistent with the

Additional Portfolio Investment Strategies and Policies

Portfolio’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. Each Portfolio may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Portfolio’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.322.8222 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Portfolios generally buy securities for capital appreciation, investment income or both. However, the Portfolios may sell securities regardless of how long they’ve been held. You’ll find each Portfolio’s historical portfolio turnover rates in the Financial Highlights.

Underlying Funds Summary

The table starting below provides a brief overview of the investment objectives and principal investments of the Underlying Funds in which the Portfolios invest. The Portfolios invest in the Underlying Funds in varying proportions.

You’ll find more detailed information about each Underlying Fund’s investment strategies and risks in its prospectus and SAI. Refer to www.columbiafunds.com or contact your financial advisor for details.

	The Underlying Fund’s investment objective:	About the Underlying Fund:
Large Cap Equity
Columbia Large Cap Value Fund	■ seeks long-term capital appreciation.

■  at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 1000 Value Index at the time of purchase.

■  up to 20% of total assets in foreign securities.

■  in real estate investment trusts.

Columbia Large Cap Enhanced Core Fund	■ seeks total return before fees and expenses that exceeds the total return of the Standard & Poor’s (S&P) 500® Index.

■  at least 80% of net assets in common stocks that comprise the Standard & Poor’s (S&P) 500® Index.

■  in convertible securities that are convertible into stocks included in the S&P 500® Index.

■  in derivatives whose returns are closely equivalent to the returns of the S&P 500® Index or its components.

Columbia Marsico Focused Equities Fund	■ seeks long-term growth of capital.

■  at least 80% of net assets in equity securities. These investments mostly consist of equity securities of large-capitalization companies that have market capitalizations of $4 billion or more at the time of purchase. The Fund is non-diversified and generally will hold a core position of between 20 and 30 common stocks that are believed to have the potential for long-term growth.

■  up to 25% of total assets in foreign securities.

Underlying Funds Summary

	The Underlying Fund’s investment objective:	About the Underlying Fund:
Mid Cap Equity
Columbia Mid Cap Growth Fund

■  seeks significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index.

■  at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Index at the time of purchase.

■  up to 20% of net assets in stocks of companies that have market capitalizations outside the range of the Russell Midcap Index.

■  up to 20% of total assets in foreign securities.

■  in derivatives, including futures, options, swap contracts and other derivative instruments.

■  in convertible securities, including preferred stocks, warrants and debentures.

■  in special situations, such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

Columbia Mid Cap Value Fund	■ seeks long-term capital appreciation.

■  at least 80% of net assets in equity securities of U.S. companies that have market capitalizations in the range of the companies in the Russell Midcap Value Index at the time of purchase.

■  up to 20% of total assets in foreign securities.

■  in real estate investment trusts.

Small Cap Equity
Columbia Small Cap Growth Fund II	■ seeks long-term growth of capital.

■  at least 80% of net assets in securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Growth Index at the time of purchase.

■  up to 20% of total assets in foreign securities.

Columbia Small Cap Value Fund II	■ seeks long-term capital appreciation.

■  at least 80% of net assets in equity securities of U.S. companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase.

■  up to 20% of total assets in foreign securities.

■  in real estate investment trusts.

Underlying Funds Summary

	The Underlying Fund’s investment objective:	About the Underlying Fund:
International Equity
Columbia Multi-Advisor International Equity Fund	■ seeks long-term capital growth.

■  at least 80% of net assets in equity securities of established companies located in at least three countries other than the United States, including emerging market countries. The Fund invests in companies that are believed to have the potential for growth or to be undervalued.

■  in addition to direct investment in equity securities, in foreign investment funds or trusts, convertible securities, real estate investment trusts and depositary receipts.

Columbia Acorn International	■ seeks to provide long-term capital appreciation.

■  under normal circumstances, invests at least 75% of total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

■  primarily invests in small- and medium-sized companies with market capitalizations under $5 billion at the time of initial purchase.

Core Bond
Columbia Total Return Bond Fund	■ seeks total return, consisting of current income and capital appreciation.

■  at least 80% of net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities.

■  at least 65% of total assets in investment grade securities or unrated securities determined by the Advisor to be of comparable quality.

■  in derivatives, including futures, options, swap contracts and other derivative instruments.

■  in private placements and mortgage dollar rolls.

High Yield
Columbia High Income Fund	■ seeks total return, consisting of a high level of income and capital appreciation.

■  at least 80% of net assets in domestic and foreign corporate below investment grade debt securities. These securities generally will be, at the time of purchase, rated “BB” or below by Standard & Poor’s (S&P) Corporation or unrated but determined by the Advisor to be of comparable quality.

■  primarily in domestic corporate below investment grade securities (including private placements), U.S. dollar-denominated foreign corporate below investment grade securities (including private placements), zero-coupon bonds and U.S. Government obligations.

■  up to 20% of net assets in equity securities that may include convertible securities.

Underlying Funds Summary

	The Underlying Fund’s investment objective:	About the Underlying Fund:
Short Term Bond
Columbia Short Term Bond Fund	■ seeks current income, consistent with minimal fluctuation of principal.

■  at least 80% of net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities.

■  at least 65% of total assets in securities that, at the time of purchase, are investment grade debt securities or unrated securities determined by the Advisor to be of comparable quality.

■  in derivatives, including futures, options, swap contracts and other derivative instruments.

■  in private placements and mortgage dollar rolls.

Management of the Portfolios

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Portfolios and other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of December 31, 2007, the Advisor had assets under management of approximately $370.2 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Portfolios, determining what securities and other investments the Portfolios should buy or sell and executing the Portfolios’ portfolio transactions. Although the Advisor is responsible for the investment management of the Portfolios, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Portfolios’ investments.

Each Portfolio pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Portfolio and is paid monthly. For the most recent fiscal year, the amount of aggregate advisory fees paid to the Advisor by each Portfolio was 0.10% of the average daily net assets of each Portfolio.

A discussion regarding the basis for the Board’s approval of the Portfolios’ investment advisory agreement with the Advisor is available in the Portfolios’ annual reports to shareholders for the fiscal year ended October 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Portfolios. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating each Portfolio’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Portfolios change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Portfolios to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Portfolios to act on many of the Advisor’s recommendations with approval only by the Board and not by Portfolio shareholders. The Advisor or the Portfolios would inform the Portfolios’ shareholders of any actions taken in reliance on this relief. Until the Advisor and the Portfolios obtain this relief, the Portfolios will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment subadvisor for the Portfolios.

Management of the Portfolios

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. Vikram Kuriyan, head of the Advisor’s Quantitative Strategies Group and Anwiti Bahuguna, a member of the Advisor’s Quantitative Strategies Group, are also responsible for determining and implementing asset allocation decisions for the Portfolios. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolios.

Vikram J. Kuriyan, PhD

Service with the Fund (manager or co-manager) since June, 2006

Investment management experience since 1986

Managing Director of the Advisor, associated with the Advisor or its predecessors since January 2000

Anwiti Bahuguna, PhD

Service with the Fund (co-manager) since August, 2006

Investment management experience since 1998

Director of the Advisor, associated with the Advisor or its predecessors since October 1998.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Portfolios, including the general supervision of the Portfolios’ operations, coordination of the Portfolios’ service providers, and the provision of office facilities and related clerical and administrative services.

The Administrator does not currently receive any fees for the administrative services it provides to the Portfolios.

The Distributor

Shares of the Portfolios are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

Management of the Portfolios

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Portfolios – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Portfolios for which they are compensated. Bank of America and its affiliates may also provide other services to the Portfolios and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Portfolios. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Portfolios.

Conflicts of interest and limitations that could affect the Portfolios may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Portfolios and the sale of their shares;

■	the allocation of, and competition for, investment opportunities among the Portfolios and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Portfolios and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Portfolios invest; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Portfolios.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Portfolios and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Portfolios should carefully review these disclosures and consult with their financial advisor if they have any questions.

Management of the Portfolios

Certain Legal Matters

Banc of America Funds are not parties to any regulatory proceedings or litigation. On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Management of the Portfolios

Separately, a putative class action – Mehta v AIG SunAmerica Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Portfolios offer four classes of shares in this prospectus: Class A, Class C, Class R and Class Z shares. The Portfolios may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class C, Class R and Class Z shares offered by this prospectus. Contact your financial advisor or Banc of America Funds for more information about the Portfolios’ share classes and how to choose among them.

	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Eligible Investors and Minimum Initial Investments(a)	Designed for group retirement plans with $10 million to $50 million in aggregate plan assets.	Designed for group retirement plans with less than $1 million in aggregate plan assets.	Designed for group retirement plans with $1 million to $10 million in aggregate plan assets.	Designed for group retirement plans with greater than $50 million in aggregate plan assets.
Investment Limits	none	up to $1,000,000	none	none
Conversion Features	none	none	none	none
Front-End Sales Charges	none	none	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none	none	none
Maximum Distribution and Service Fees	0.25% combined distribution and service fee	0.75% distribution fee 0.25% service fee	0.50% distribution fee	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

Choosing a Share Class

Please contact your retirement plan administrator to determine which share class you are eligible to invest in. Banc of America Funds reserves the right to change the criteria for eligible investors and the investment minimums. Banc of America Funds also reserves the right to refuse a purchase order for any reason, including if we believe that doing so would be in the best interest of the Portfolios and their shareholders.

You’ll find more information about buying, selling and exchanging Class A, C, R and Z shares on the pages that follow. You should also ask your retirement plan administrator about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs and services.

Please contact your retirement plan administrator or call Columbia Management Services, Inc. at 800.322.8222 if you have any questions or need help placing an order.

Federal law requires the Portfolios to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), taxpayer identification number and other government issued identification. If you fail to provide the requested information, the Portfolios may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Portfolios are unable to verify your identity after your account is open, the Portfolios reserve the right to close your account or take other steps as deemed reasonable. The Portfolios shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

Commissions

Class A Shares – Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Class C Shares – Commissions

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Portfolios’ distribution plan. See Choosing a Share Class – Distribution and Service Fees for details.

Class R Shares – Commissions

The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares, according to the following schedule:

Class R Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Portfolios’ distribution plan. See Choosing a Share Class – Distribution and Service Fees for details.

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Portfolios have adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Portfolios’ assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Portfolios and providing services to investors. Because the fees are paid out of the Portfolios’ assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25%	(a)
Class C	0.75%		0.25%		1.00%
Class R	0.50%	(b)	—%	(b)	0.50%
Class Z	N/A		N/A		N/A

(a)	The Portfolios’ Class A shares pay a combined distribution and service fee pursuant to the Portfolios’ combined distribution and shareholder servicing plan for Class A shares.

(b)	The Portfolios’ Class R shares pay a distribution fee pursuant to the Portfolios’ distribution plan for Class R shares. The Portfolios do not have a shareholder servicing plan for Class R shares.

The Portfolios will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Portfolios may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Portfolios. Such payments are generally based upon one or more of the following factors: average net assets of the Portfolios sold by the Distributor attributable to that intermediary, gross sales of the Portfolios distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Portfolio shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Portfolio attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Portfolios (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Portfolios.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of each Portfolio’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of each Portfolio’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Portfolios to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of each Portfolio’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Portfolios are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Portfolios. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Portfolios or a particular share class over others. See Management of the Portfolios – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is a Portfolio’s next determined net asset value (or NAV) per share for a given share class. The Portfolios calculate the net asset value per share for each class of the Portfolios at the end of each business day. The net asset value per share of each Portfolio is based on the net asset value per share of the Underlying Funds each Portfolio invests in.

FUNDamentals™
NAV Calculation
Each of the Portfolio’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of an Underlying Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in an Underlying Fund. The Portfolios use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, an Underlying Fund will determine the price of the security held by the Portfolio based on the determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, an Underlying Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Underlying Fund’s share price is calculated. Foreign exchanges typically close before the time at which Underlying Fund share prices are calculated, and may be closed altogether on some days when the Underlying Funds are open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Underlying Funds use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Underlying Fund shares. However, when the Underlying Funds use fair valuation to price securities, they may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause an Underlying Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Underlying Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Portfolios have retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Underlying Funds could change on days when Underlying Fund shares cannot be bought or sold.

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

This prospectus offers Class A, C, R and Z shares of the Portfolios to certain eligible retirement plans. Here are some general rules about these share classes and their eligibility requirements:

Class A, C and R shares are available only to eligible group retirement plans. Class Z shares are also available to eligible group retirement plans as well as to certain other investors. Eligible group retirement plans include defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)).

The eligibility of each group retirement plan is generally based on aggregate plan assets and varies by share class as follows:

Class A Shares

Class A shares of the Portfolios are designed for group retirement plans with $10 million to $50 million in aggregate plan assets.

Class C Shares

Class C shares of the Portfolios are designed for group retirement plans with less than $1 million in aggregate plan assets.

Class R Shares

Class R shares of the Portfolios are designed for group retirement plans with $1 million to $10 million in aggregate plan assets.

Class Z Shares

Class Z shares of the Portfolios are designed for group retirement plans with greater than $50 million in aggregate plan assets.

How orders are processed

Orders to buy, sell or exchange shares are processed on business days. Orders received in good form by a Portfolio, the Distributor, the Transfer Agent or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the New York Stock Exchange closes early) will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called the trade date. Banc of America Funds may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received.

FUNDamentals™

Business Days

A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Portfolios’ net asset value is not calculated and the Portfolios do not accept buy or sell orders.

Buying shares

Here are some general rules for buying shares:

■	You buy Class A, C, R and Z shares at net asset value per share.

■	Retirement plan administrators are responsible for sending orders to us and for ensuring that we receive your money on time.

■	Shares purchased are recorded on the books of each Portfolio. We don’t issue certificates.

■	Retirement plan administrators are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.

Selling shares

Here are some general rules for selling shares:

■

If you paid for your shares by check or by wire from your bank account as an Automated Clearing House (ACH) transaction, Banc of America Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

■	Retirement plan administrators are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

■	Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell shares.

Buying, Selling and Exchanging Shares

■	We can delay payment of the sale proceeds for up to seven days.

■	Other restrictions may apply to retirement plan accounts. For more information about these restrictions please contact your retirement plan administrator.

Exchanging shares

You can sell shares of each Portfolio to buy shares of another Portfolio. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

Here’s how exchanges work:

■	You can exchange Class A, C, R and Z shares of a Portfolio for, respectively, Class A, C, R and Z shares of any other Portfolio.

■	The rules for buying shares of each Portfolio, including any minimum investment requirements, apply to exchanges into that Portfolio.

■	You may only make exchanges into a Portfolio that is legally sold in your state of residence.

■	You generally may only make an exchange into a Portfolio that is accepting investments.

■	Banc of America Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

The Portfolios cannot be exchanged for shares of the Underlying Funds or for shares of other mutual funds that are managed by the Advisor.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers may enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Portfolios are intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Banc of America Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Portfolios discourage and do not accommodate excessive trading.

The Portfolios reserve the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Portfolios may in their discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Portfolios or their agents determine that accepting the order could interfere with efficient management of the Portfolios or is otherwise contrary to the Portfolios’ best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If a Portfolio detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Portfolio followed by a sale or exchange out of the Portfolio. A “material” round trip is one that is deemed by the Portfolio to be material in terms of its amount or its potential detrimental impact on the Portfolio.

Independent of this limit, the Portfolios may, in their discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

Buying, Selling and Exchanging Shares

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Portfolios using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Portfolios retain the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Portfolios take various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Portfolios receive buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Portfolios’ ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Portfolios’ efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Portfolios seek to act in a manner that they believe is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Portfolios’ long-term shareholders and may create the following adverse effects:

■	negative impact on the Portfolios’ performance;

■	potential dilution of the value of the Portfolios’ shares;

■

interference with the efficient management of the Portfolios’ portfolios, such as the need to maintain undesirably large cash positions, the need to use their line of credit or the need to buy or sell securities they otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Portfolios’ remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

Each Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Portfolio won’t have to pay any federal income tax on undistributed income and gains. Each Portfolio intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, each Portfolio will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Portfolios may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Portfolios usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Portfolios generally pay cash distributions within five business days after the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

Each Portfolio will automatically reinvest distributions in additional shares of the same share class of the Portfolio unless you inform us you want to receive your distributions in cash. You can do this by contacting Banc of America Funds at the address or telephone number on the back cover. No sales charges apply to the purchase or sale of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Portfolio shares shortly before a Portfolio makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Portfolios’ distribution schedule above before you invest.

Similarly, if you buy shares of a Portfolio when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Portfolio sells those securities and distributes the realized gain. This distribution is also subject to tax. The Portfolios may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of a Portfolio when it has capital loss carryforwards, the Portfolio may have the ability to offset future capital gains realized by the Portfolio that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

Distributions and Taxes

Taxes and Your Investment

Each Portfolio will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

Each Portfolio intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Portfolio’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of a Portfolio.

■

Distributions of a Portfolio’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of a Portfolio’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long a Portfolio has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Portfolio shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to a Portfolio’s dividends received from certain U.S. and foreign corporations, as long as the Portfolio meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.
■

A sale or exchange of Portfolio shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Portfolio shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Portfolio shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

Each Portfolio is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Portfolio that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Portfolio that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Portfolios. It is not intended as a substitute for careful tax planning. Your investment in the Portfolios may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Portfolio shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolios, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Financial Highlights

The financial highlights tables are designed to help you understand how the each Portfolio has performed for the past five full fiscal years, or if shorter, the Portfolio’s period of operations. Certain information reflects financial results for a single Portfolio share. The total return line indicates how much an investment in each Portfolio would have earned each period assuming all dividends and distributions had been reinvested.

Each Portfolio’s performance since inception has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the Portfolio from the Advisor and the payment by the Portfolio of its expenses. This timing difference resulted in each Portfolio having additional cash that was invested in the Underlying Funds, in turn producing incremental returns to the Portfolio based on the investment performance of these Underlying Funds. Due to the relatively small size of each Portfolio, the positive impact on performance from the investment of the additional cash was significant. The Portfolios do not anticipate that this positive impact on their performance will be sustainable in the future.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Portfolios’ financial statements, is included in the Portfolios’ annual reports. The independent registered public accounting firm’s report and the Portfolios’ financial statements are also incorporated by reference into the SAI.

Banc of America Retirement 2005 Portfolio – Class A Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.43	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.55	0.29
Net Realized and Unrealized Gain on Investments	1.30	1.14
Total from Investment Operations	1.85	1.43
Less Distributions to Shareholders
From Net Investment Income	(0.47)	—
From Net Realized Gains	(0.15)	—
Total Distributions to Shareholders	(0.62)	—
Net Asset Value, End of Period	$12.66	$11.43
Total Return(d)(e)	16.71%	14.30	%(f)
Ratios to Average Net Assets/Supplemental Data
Expenses(g)	0.35%	0.35	%(h)
Waiver/Reimbursement	118.11%	507.39	%(h)
Net Investment Income(c)	4.59%	6.66	%(h)
Portfolio Turnover Rate	65%	49	%(f)
Net Assets, End of Period (000’s)	$63	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2005 Portfolio – Class C Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.39	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.46	0.26
Net Realized and Unrealized Gain on Investments	1.30	1.13
Total from Investment Operations	1.76	1.39
Less Distributions to Shareholders
From Net Investment Income	(0.42)	—
From Net Realized Gains	(0.15)	—
Total Distributions to Shareholders	(0.57)	—
Net Asset Value, End of Period	$12.58	$11.39
Total Return(d)(e)	15.93%	13.90	%(f)
Ratios to Average Net Assets/Supplemental Data
Expenses(g)	1.10%	1.10	%(h)
Waiver/Reimbursement	118.11%	507.39	%(h)
Net Investment Income(c)	3.84%	5.93	%(h)
Portfolio Turnover Rate	65%	49	%(f)
Net Assets, End of Period (000’s)	$63	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2005 Portfolio – Class R Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.42	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.52	0.28
Net Realized and Unrealized Gain on Investments	1.29	1.14
Total from Investment Operations	1.81	1.42
Less Distributions to Shareholders
From Net Investment Income	(0.45)	—
From Net Realized Gains	(0.15)	—
Total Distributions to Shareholders	(0.60)	—
Net Asset Value, End of Period	$12.63	$11.42
Total Return(d)(e)	16.39%	14.20	%(f)
Ratios to Average Net Assets/Supplemental Data
Expenses(g)	0.60%	0.60	%(h)
Waiver/Reimbursement	118.11%	507.39	%(h)
Net Investment Income(c)	4.33%	6.45	%(h)
Portfolio Turnover Rate	65%	49	%(f)
Net Assets, End of Period (000’s)	$63	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2005 Portfolio – Class Z Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.44	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.51	0.30
Net Realized and Unrealized Gain on Investments	1.38	1.14
Total from Investment Operations	1.89	1.44
Less Distributions to Shareholders
From Net Investment Income	(0.48)	—
From Net Realized Gains	(0.15)	—
Total Distributions to Shareholders	(0.63)	—
Net Asset Value, End of Period	$12.70	$11.44
Total Return(d)(e)	17.13%	14.40	%(f)
Ratios to Average Net Assets/Supplemental Data
Expenses(g)	0.10%	0.10	%(h)
Waiver/Reimbursement	118.11%	507.39	%(h)
Net Investment Income(c)	4.17%	6.91	%(h)
Portfolio Turnover Rate	65%	49	%(f)
Net Assets, End of Period (000’s)	$1,048	$11

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2010 Portfolio – Class A Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.47	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.54	0.27
Net Realized and Unrealized Gain on Investments	1.41	1.20
Total from Investment Operations	1.95	1.47
Less Distributions to Shareholders
From Net Investment Income	(0.42)	—
From Net Realized Gains	(0.16)	—
Total Distributions to Shareholders	(0.58)	—
Net Asset Value, End of Period	$12.84	$11.47
Total Return(d)(e)	17.53%	14.70	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.35%	0.35	%(h)
Waiver/Reimbursement	91.32%	518.19	%(h)
Net Investment Income(c)	4.50%	6.31	%(h)
Portfolio Turnover Rate	118%	50	%(f)
Net Assets, End of Period (000’s)	$13	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2010 Portfolio – Class C Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.43	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.45	0.24
Net Realized and Unrealized Gain on Investments	1.40	1.19
Total from Investment Operations	1.85	1.43
Less Distributions to Shareholders
From Net Investment Income	(0.37)	—
From Net Realized Gains	(0.16)	—
Total Distributions to Shareholders	(0.53)	—
Net Asset Value, End of Period	$12.75	$11.43
Total Return(d)(e)	16.66%	14.30	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	1.10%	1.10	%(h)
Waiver/Reimbursement	91.32%	518.19	%(h)
Net Investment Income(c)	3.76%	5.60	%(h)
Portfolio Turnover Rate	118%	50	%(f)
Net Assets, End of Period (000’s)	$13	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2010 Portfolio – Class R Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.46	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.51	0.26
Net Realized and Unrealized Gain on Investments	1.40	1.20
Total from Investment Operations	1.91	1.46
Less Distributions to Shareholders
From Net Investment Income	(0.40)	—
From Net Realized Gains	(0.16)	—
Total Distributions to Shareholders	(0.56)	—
Net Asset Value, End of Period	$12.81	$11.46
Total Return(d)(e)	17.21%	14.60	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.60%	0.60	%(h)
Waiver/Reimbursement	91.32%	518.19	%(h)
Net Investment Income(c)	4.26%	6.10	%(h)
Portfolio Turnover Rate	118%	50	%(f)
Net Assets, End of Period (000’s)	$13	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2010 Portfolio – Class Z Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.48	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.52	0.29
Net Realized and Unrealized Gain on Investments	1.46	1.19
Total from Investment Operations	1.98	1.48
Less Distributions to Shareholders
From Net Investment Income	(0.43)	—
From Net Realized Gains	(0.16)	—
Total Distributions to Shareholders	(0.59)	—
Net Asset Value, End of Period	$12.87	$11.48
Total Return(d)(e)	17.86%	14.80	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.10%	0.10	%(h)
Waiver/Reimbursement	91.32%	518.19	%(h)
Net Investment Income(c)	4.21%	6.56	%(h)
Portfolio Turnover Rate	118%	50	%(f)
Net Assets, End of Period (000’s)	$ 1,511	$ 22

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2015 Portfolio – Class A Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.04	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.41	0.24
Net Realized and Unrealized Gain on Investments	1.32	0.80
Total from Investment Operations	1.73	1.04
Less Distributions to Shareholders
From Net Investment Income	(0.14)	—
From Net Realized Gains	— (d)	—
Total Distributions to Shareholders	(0.14)	—
Net Asset Value, End of Period	$12.63	$11.04
Total Return(e)(f)	15.84%	10.40	%(g)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(h)	0.35%	0.35	%(i)
Waiver/Reimbursement	14.66%	30.87	%(i)
Net Investment Income(c)	3.47%	5.51	%(i)
Portfolio Turnover Rate	175%	6	%(g)
Net Assets, End of Period (000’s)	$13	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(i)	Annualized.

Financial Highlights

Banc of America Retirement 2015 Portfolio – Class C Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.00	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.32	0.20
Net Realized and Unrealized Gain on Investments	1.33	0.80
Total from Investment Operations	1.65	1.00
Less Distributions to Shareholders
From Net Investment Income	(0.10)	—
From Net Realized Gains	— (d)	—
Total Distributions to Shareholders	(0.10)	—
Net Asset Value, End of Period	$12.55	$11.00
Total Return(e)(f)	15.06%	10.00	%(g)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(h)	1.10%	1.10	%(i)
Waiver/Reimbursement	14.66%	30.87	%(i)
Net Investment Income(c)	2.72%	4.78	%(i)
Portfolio Turnover Rate	175%	6	%(g)
Net Assets, End of Period (000’s)	$ 13	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(i)	Annualized.

Financial Highlights

Banc of America Retirement 2015 Portfolio – Class R Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.02	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.38	0.23
Net Realized and Unrealized Gain on Investments	1.33	0.79
Total from Investment Operations	1.71	1.02
Less Distributions to Shareholders
From Net Investment Income	(0.13)	—
From Net Realized Gains	— (d)	—
Total Distributions to Shareholders	(0.13)	—
Net Asset Value, End of Period	$12.60	$11.02
Total Return(e)(f)	15.62%	10.20	%(g)
Ratios to Average Net Assets/Supplemental Data
Expenses(h)	0.60%	0.60	%(i)
Waiver/Reimbursement	14.66%	30.87	%(i)
Net Investment Income(c)	3.20%	5.26	%(i)
Portfolio Turnover Rate	175%	6	%(g)
Net Assets, End of Period (000’s)	$13	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(i)	Annualized.

Financial Highlights

Banc of America Retirement 2015 Portfolio – Class Z Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.05	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.44	0.08
Net Realized and Unrealized Gain on Investments	1.32	0.97
Total from Investment Operations	1.76	1.05
Less Distributions to Shareholders
From Net Investment Income	(0.16)	—
From Net Realized Gains	— (d)	—
Total Distributions to Shareholders	(0.16)	—
Net Asset Value, End of Period	$12.65	$11.05
Total Return(e)(f)	16.08%	10.50	%(g)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(h)	0.10%	0.10	%(i)
Waiver/Reimbursement	14.66%	30.87	%(i)
Net Investment Income(c)	3.84%	1.77	%(i)
Portfolio Turnover Rate	175%	6	%(g)
Net Assets, End of Period (000’s)	$1,769	$2,809

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(i)	Annualized.

Financial Highlights

Banc of America Retirement 2020 Portfolio – Class A Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.50	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.51	0.25
Net Realized and Unrealized Gain on Investments	1.76	1.25
Total from Investment Operations	2.27	1.50
Less Distributions to Shareholders
From Net Investment Income	(0.38)	—
From Net Realized Gains	(0.16)	—
Total Distributions to Shareholders	(0.54)	—
Net Asset Value, End of Period	$13.23	$11.50
Total Return(d)(e)	20.30%	15.00	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.35%	0.35	%(h)
Waiver/Reimbursement	95.41%	499.41	%(h)
Net Investment Income(c)	4.13%	5.77	%(h)
Portfolio Turnover Rate	57%	48	%(f)
Net Assets, End of Period (000’s)	$14	$12

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2020 Portfolio – Class C Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.46	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.41	0.22
Net Realized and Unrealized Gain on Investments	1.76	1.24
Total from Investment Operations	2.17	1.46
Less Distributions to Shareholders
From Net Investment Income	(0.33)	—
From Net Realized Gains	(0.16)	—
Total Distributions to Shareholders	(0.49)	—
Net Asset Value, End of Period	$13.14	$11.46
Total Return(d)(e)	19.44%	14.60	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	1.10%	1.10	%(h)
Waiver/Reimbursement	95.41%	499.41	%(h)
Net Investment Income(c)	3.38%	5.01	%(h)
Portfolio Turnover Rate	57%	48	%(f)
Net Assets, End of Period (000’s)	$14	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2020 Portfolio – Class R Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.49	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.48	0.24
Net Realized and Unrealized Gain on Investments	1.75	1.25
Total from Investment Operations	2.23	1.49
Less Distributions to Shareholders
From Net Investment Income	(0.36)	—
From Net Realized Gains	(0.16)	—
Total Distributions to Shareholders	(0.52)	—
Net Asset Value, End of Period	$13.20	$11.49
Total Return(d)(e)	19.97%	14.90	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.60%	0.60	%(h)
Waiver/Reimbursement	95.41%	499.41	%(h)
Net Investment Income(c)	3.88%	5.56	%(h)
Portfolio Turnover Rate	57%	48	%(f)
Net Assets, End of Period (000’s)	$14	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2020 Portfolio – Class Z Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.51	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.39	0.25
Net Realized and Unrealized Gain on Investments	1.91	1.26
Total from Investment Operations	2.30	1.51
Less Distributions to Shareholders
From Net Investment Income	(0.39)	—
From Net Realized Gains	(0.16)	—
Total Distributions to Shareholders	(0.55)	—
Net Asset Value, End of Period	$13.26	$11.51
Total Return(d)(e)	20.62%	15.10	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.10%	0.10	%(h)
Waiver/Reimbursement	95.41%	499.41	%(h)
Net Investment Income(c)	3.08%	5.84	%(h)
Portfolio Turnover Rate	57%	48	%(f)
Net Assets, End of Period (000’s)	$1,375	$15

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2025 Portfolio – Class A Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$10.92	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.39	0.21
Net Realized and Unrealized Gain on Investments	1.57	0.71
Total from Investment Operations	1.96	0.92
Less Distributions to Shareholders
From Net Investment Income	(0.13)	—
From Net Realized Gains	(0.01)	—
Total Distributions to Shareholders	(0.14)	—
Net Asset Value, End of Period	$12.74	$10.92
Total Return(d)(e)	18.12%	9.20	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.35%	0.35	%(h)
Waiver/Reimbursement	15.90%	24.82	%(h)
Net Investment Income(c)	3.31%	5.01	%(h)
Portfolio Turnover Rate	142%	6	%(f)
Net Assets, End of Period (000’s)	$13	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2025 Portfolio – Class C Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$10.89	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.30	0.18
Net realized and Unrealized Gain on Investments	1.55	0.71
Total from Investment Operations	1.85	0.89
Less Distributions to Shareholders
From Net Investment Income	(0.08)	—
From Net Realized Gains	(0.01)	—
Total Distributions to Shareholders	(0.09)	—
Net Asset Value, End of Period	$12.65	$10.89
Total Return(d)(e)	17.14%	8.90	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	1.10%	1.10	%(h)
Waiver/Reimbursement	15.90%	24.82	%(h)
Net Investment Income(c)	2.57%	4.27	%(h)
Portfolio Turnover Rate	142%	6	%(f)
Net Assets, End of Period (000’s)	$13	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2025 Portfolio – Class R Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$10.91	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.36	0.20
Net Realized and Unrealized Gain on Investments	1.56	0.71
Total from Investment Operations	1.92	0.91
Less Distributions to Shareholders
From Net Investment Income	(0.11)	—
From Net Realized Gains	(0.01)	—
Total Distributions to Shareholders	(0.12)	—
Net Asset Value, End of Period	$12.71	$10.91
Total Return(d)(e)	17.79%	9.10	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.60%	0.60	%(h)
Waiver/Reimbursement	15.90%	24.82	%(h)
Net Investment Income(c)	3.05%	4.78	%(h)
Portfolio Turnover Rate	142%	6	%(f)
Net Assets, End of Period (000’s)	$13	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2025 Portfolio – Class Z Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$10.93	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.42	0.07
Net Realized and Unrealized Gain on Investments	1.57	0.86
Total from Investment Operations	1.99	0.93
Less Distributions to Shareholders
From Net Investment Income	(0.15)	—
From Net Realized Gains	(0.01)	—
Total Distributions to Shareholders	(0.16)	—
Net Asset Value, End of Period	$12.76	$10.93
Total Return(d)(e)	18.36%	9.30	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.10%	0.10	%(h)
Waiver/Reimbursement	15.90%	24.82	%(h)
Net Investment Income(c)	3.71%	1.45	%(h)
Portfolio Turnover Rate	142%	6	%(f)
Net Assets, End of Period (000’s)	$1,432	$3,439

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2030 Portfolio – Class A Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.32	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.43	0.22
Net Realized and Unrealized Gain on Investments	1.82	1.10
Total from Investment Operations	2.25	1.32
Less Distributions to Shareholders
From Net Investment Income	(0.28)	—
From Net Realized Gains	(0.11)	—
Total Distributions to Shareholders	(0.39)	—
Net Asset Value, End of Period	$13.18	$11.32
Total Return(d)(e)	20.32%	13.20	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.35%	0.35	%(h)
Waiver/Reimbursement	83.46%	361.18	%(h)
Net Investment Income(c)	3.56%	5.12	%(h)
Portfolio Turnover Rate	35%	40	%(f)
Net Assets, End of Period (000’s)	$14	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2030 Portfolio – Class C Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.28	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.34	0.19
Net Realized and Unrealized Gain on Investments	1.81	1.09
Total from Investment Operations	2.15	1.28
Less Distributions to Shareholders
From Net Investment Income	(0.23)	—
From Net Realized Gains	(0.11)	—
Total Distributions to Shareholders	(0.34)	—
Net Asset Value, End of Period	$13.09	$11.28
Total Return(d)(e)	19.46%	12.80	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	1.10%	1.10	%(h)
Waiver/Reimbursement	83.46%	361.18	%(h)
Net Investment Income(c)	2.79%	4.37	%(h)
Portfolio Turnover Rate	35%	40	%(f)
Net Assets, End of Period (000’s)	$13	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2030 Portfolio – Class R Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.30	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.40	0.23
Net Realized and Unrealized Gain on Investments	1.82	1.07
Total from Investment Operations	2.22	1.30
Less Distributions to Shareholders
From Net Investment Income	(0.26)	—
From Net Realized Gains	(0.11)	—
Total Distributions to Shareholders	(0.37)	—
Net Asset Value, End of Period	$13.15	$11.30
Total Return(d)(e)	20.11%	13.00	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.60%	0.60	%(h)
Waiver/Reimbursement	83.46%	361.18	%(h)
Net Investment Income(c)	3.29%	4.65	%(h)
Portfolio Turnover Rate	35%	40	%(f)
Net Assets, End of Period (000’s)	$14	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2030 Portfolio – Class Z Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.33	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.35	0.20
Net Realized and Unrealized Gain on Investments	1.94	1.13
Total from Investment Operations	2.29	1.33
Less Distributions to Shareholders
From Net Investment Income	(0.29)	—
From Net Realized Gains	(0.11)	—
Total Distributions to Shareholders	(0.40)	—
Net Asset Value, End of Period	$13.22	$11.33
Total Return(d)(e)	20.74%	13.30	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.10%	0.10	%(h)
Waiver/Reimbursement	83.46%	361.18	%(h)
Net Investment Income(c)	2.81%	5.42	%(h)
Portfolio Turnover Rate	35%	40	%(f)
Net Assets, End of Period (000’s)	$1,590	$39

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2035 Portfolio – Class A Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$10.93	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.33	0.20
Net Realized and Unrealized Gain on Investments	1.75	0.73
Total from Investment Operations	2.08	0.93
Less Distributions to Shareholders
From Net Investment Income	(0.12)	—
From Net Realized Gains	(0.01)	—
Total Distributions to Shareholders	(0.13)	—
Net Asset Value, End of Period	$12.88	$10.93
Total Return(d)(e)	19.25%	9.30	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.35%	0.35	%(h)
Waiver/Reimbursement	14.60%	27.33	%(h)
Net Investment Income(c)	2.79%	4.65	%(h)
Portfolio Turnover Rate	161%	5	%(f)
Net Assets, End of Period (000’s)	$13	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2035 Portfolio – Class C Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$10.90	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.24	0.17
Net Realized and Unrealized Gain on Investments	1.74	0.73
Total from Investment Operations	1.98	0.90
Less Distributions to Shareholders
From Net Investment Income	(0.08)	—
From Net Realized Gains	(0.01)	—
Total Distributions to Shareholders	(0.09)	—
Net Asset Value, End of Period	$12.79	$10.90
Total Return(d)(e)	18.26%	9.00	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	1.10%	1.10	%(h)
Waiver/Reimbursement	14.60%	27.33	%(h)
Net Investment Income(c)	2.04%	3.88	%(h)
Portfolio Turnover Rate	161%	5	%(f)
Net Assets, End of Period (000’s)	$13	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2035 Portfolio – Class R Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$10.92	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.30	0.19
Net Realized and Unrealized Gain on Investments	1.75	0.73
Total from Investment Operations	2.05	0.92
Less Distributions to Shareholders
From Net Investment Income	(0.11)	—
From Net Realized Gains	(0.01)	—
Total Distributions to Shareholders	(0.12)	—
Net Asset Value, End of Period	$12.85	$10.92
Total Return(d)(e)	18.92%	9.20	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.60%	0.60	%(h)
Waiver/Reimbursement	14.60%	27.33	%(h)
Net Investment Income(c)	2.51%	4.41	%(h)
Portfolio Turnover Rate	161%	5	%(f)
Net Assets, End of Period (000’s)	$13	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2035 Portfolio – Class Z Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$10.94	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.39	0.05
Net Realized and Unrealized Gain on Investments	1.73	0.89
Total from Investment Operations	2.12	0.94
Less Distributions to Shareholders
From Net Investment Income	(0.14)	—
From Net realized Gains	(0.01)	—
Total Distributions to Shareholders	(0.15)	—
Net Asset Value, End of Period	$12.91	$10.94
Total Return(d)(e)	19.57%	9.40	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.10%	0.10	%(h)
Waiver/Reimbursement	14.60%	27.33	%(h)
Net Investment Income(c)	3.34%	1.08	%(h)
Portfolio Turnover rate	161%	5	%(f)
Net Assets, End of Period (000’s)	$1,864	$3,105

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2040 Portfolio – Class A Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.34	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.31	0.19
Net Realized and Unrealized Gain on Investments	2.10	1.15
Total from Investment Operations	2.41	1.34
Less Distributions to Shareholders
From Net Investment Income	(0.16)	—
From Net Realized Gains	(0.05)	—
Total Distributions to Shareholders	(0.21)	—
Net Asset Value, End of Period	$13.54	$11.34
Total Return(d)(e)	21.53%	13.40	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.35%	0.35	%(h)
Waiver/Reimbursement	29.01%	372.12	%(h)
Net Investment Income(c)	2.51%	4.53	%(h)
Portfolio Turnover Rate	44%	38	%(f)
Net Assets, End of Period (000’s)	$14	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2040 Portfolio – Class C Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.31	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.22	0.16
Net Realized and Unrealized Gain on Investments	2.08	1.15
Total from Investment Operations	2.30	1.31
Less Distributions to Shareholders
From Net Investment Income	(0.11)	—
From Net Realized Gains	(0.05)	—
Total Distributions to Shareholders	(0.16)	—
Net Asset Value, End of Period	$13.45	$11.31
Total Return(d)(e)	20.57%	13.10	%(f)
Ratios to Average Net Assets/Supplemental Data
Net expenses(g)	1.10%	1.10	%(h)
Waiver/Reimbursement	29.01%	372.12	%(h)
Net Investment Income(c)	1.76%	3.75	%(h)
Portfolio Turnover Rate	44%	38	%(f)
Net Assets, End of Period (000’s)	$14	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2040 Portfolio – Class R Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.33	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.28	0.18
Net Realized and Unrealized Gain on Investments	2.10	1.15
Total from Investment Operations	2.38	1.33
Less Distributions to Shareholders
From Net Investment Income	(0.15)	—
From Net Realized Gains	(0.05)	—
Total Distributions to Shareholders	(0.20)	—
Net Asset Value, End of Period	$13.51	$11.33
Total Return(d)(e)	21.21%	13.30	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.60%	0.60	%(h)
Waiver/Reimbursement	29.01%	372.12	%(h)
Net Investment Income(c)	2.25%	4.28	%(h)
Portfolio Turnover Rate	44%	38	%(f)
Net Assets, End of Period (000’s)	$14	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Financial Highlights

Banc of America Retirement 2040 Portfolio – Class Z Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.35	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.29	0.18
Net Realized and Unrealized Gain on Investments	2.15	1.17
Total from Investment Operations	2.44	1.35
Less Distributions to Shareholders
From Net Investment Income	(0.18)	—
From Net Realized Gains	(0.05)	—
Total Distributions to Shareholders	(0.23)	—
Net Asset Value, End of Period	$13.56	$11.35
Total Return(d)(e)	21.76%	13.50	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	0.10%	0.10	%(h)
Waiver/Reimbursement	29.01%	372.12	%(h)
Net Investment Income(c)	2.26%	4.26	%(h)
Portfolio Turnover Rate	44%	38	%(f)
Net Assets, End of Period (000’s)	$2,433	$48

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Portfolios, including investment advisory fees and other Portfolio costs, on each Portfolio’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of each Portfolio, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratio used for each share class, which is the same as that stated in the Annual Portfolio Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. The expense ratios include the net expense ratios of the Underlying Funds. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, but do not reflect any contingent deferred sales charges, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Banc of America Retirement 2005 Portfolio – Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.88%	4.12%	$10,412.00	$89.81
2	10.25%	119.09%	-114.67%	-$1,467.05	$5,326.27
3	15.76%	119.09%	-97.93%	$206.71	-$750.47
4	21.55%	119.09%	-100.29%	-$29.13	$105.74
5	27.63%	119.09%	-99.96%	$4.10	-$14.90
6	34.01%	119.09%	-100.01%	-$0.58	$2.10
7	40.71%	119.09%	-100.00%	$0.08	-$0.30
8	47.75%	119.09%	-100.00%	-$0.01	$0.04
9	55.13%	119.09%	-100.00%	$0.00	-$0.01
10	62.89%	119.09%	-100.00%	$0.00	$0.00
Total Gain After Fees and Expenses				-$10,000.00
Total Annual Fees and Expenses Paid					$4,758.28

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Banc of America Retirement 2005 Portfolio – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.63%	3.37%	$10,337.00	$165.75
2	10.25%	119.84%	-115.34%	-$1,534.01	$5,274.75
3	15.76%	119.84%	-97.72%	$227.65	-$782.77
4	21.55%	119.84%	-100.34%	-$33.78	$116.17
5	27.63%	119.84%	-99.95%	$5.01	-$17.24
6	34.01%	119.84%	-100.01%	-$0.74	$2.56
7	40.71%	119.84%	-100.00%	$0.11	-$0.38
8	47.75%	119.84%	-100.00%	-$0.02	$0.05
9	55.13%	119.84%	-100.00%	$0.00	-$0.01
10	62.89%	119.84%	-100.00%	$0.00	$0.00
Total Gain After Fees and Expenses				-$10,000.00
Total Annual Fees and Expenses Paid					$4,758.88

Banc of America Retirement 2005 Portfolio – Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.13%	3.87%	$10,387.00	$115.19
2	10.25%	119.34%	-114.90%	-$1,489.50	$5,309.14
3	15.76%	119.34%	-97.86%	$213.59	-$761.34
4	21.55%	119.34%	-100.31%	-$30.63	$109.17
5	27.63%	119.34%	-99.96%	$4.39	-$15.66
6	34.01%	119.34%	-100.01%	-$0.63	$2.24
7	40.71%	119.34%	-100.00%	$0.09	-$0.32
8	47.75%	119.34%	-100.00%	-$0.01	$0.05
9	55.13%	119.34%	-100.00%	$0.00	-$0.01
10	62.89%	119.34%	-100.00%	$0.00	$0.00
Total Gain After Fees and Expenses				-$10,000.00
Total Annual Fees and Expenses Paid					$4,758.46

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Banc of America Retirement 2005 Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.63%	4.37%	$10,437.00	$64.38
2	10.25%	118.84%	-114.44%	-$1,444.48	$5,343.36
3	15.76%	118.84%	-98.00%	$199.92	-$739.52
4	21.55%	118.84%	-100.28%	-$27.67	$102.35
5	27.63%	118.84%	-99.96%	$3.83	-$14.17
6	34.01%	118.84%	-100.01%	-$0.53	$1.96
7	40.71%	118.84%	-100.00%	$0.07	-$0.27
8	47.75%	118.84%	-100.00%	-$0.01	$0.04
9	55.13%	118.84%	-100.00%	$0.00	-$0.01
10	62.89%	118.84%	-100.00%	$0.00	$0.00
Total Gain After Fees and Expenses				-$10,000.00
Total Annual Fees and Expenses Paid					$4,758.12

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Banc of America Retirement 2010 Portfolio – Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.90%	4.10%	$10,410.00	$91.84
2	10.25%	92.29%	-86.77%	$1,323.11	$5,414.24
3	15.76%	92.29%	-98.32%	$168.17	$688.15
4	21.55%	92.29%	-99.79%	$21.37	$87.46
5	27.63%	92.29%	-99.97%	$2.72	$11.12
6	34.01%	92.29%	-100.00%	$0.35	$1.42
7	40.71%	92.29%	-100.00%	$0.04	$0.18
8	47.75%	92.29%	-100.00%	$0.01	$0.02
9	55.13%	92.29%	-100.00%	$0.00	$0.00
10	62.89%	92.29%	-100.00%	$0.00	$0.00
Total Gain After Fees and Expenses				-$10,000.00
Total Annual Fees and Expenses Paid					$6,294.43

Banc of America Retirement 2010 Portfolio – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.65%	3.35%	$10,335.00	$167.76
2	10.25%	93.04%	-87.64%	$1,236.07	$5,382.86
3	15.76%	93.04%	-98.52%	$147.83	$643.79
4	21.55%	93.04%	-99.82%	$17.68	$77.00
5	27.63%	93.04%	-99.98%	$2.11	$9.21
6	34.01%	93.04%	-100.00%	$0.25	$1.10
7	40.71%	93.04%	-100.00%	$0.03	$0.13
8	47.75%	93.04%	-100.00%	$0.00	$0.01
9	55.13%	93.04%	-100.00%	$0.00	$0.00
10	62.89%	93.04%	-100.00%	$0.00	$0.00
Total Gain After Fees and Expenses				-$10,000.00
Total Annual Fees and Expenses Paid					$6,281.86

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Banc of America Retirement 2010 Portfolio – Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.15%	3.85%	$10,385.00	$117.21
2	10.25%	92.54%	-87.06%	$1,293.97	$5,403.86
3	15.76%	92.54%	-98.39%	$161.23	$673.32
4	21.55%	92.54%	-99.80%	$20.09	$83.90
5	27.63%	92.54%	-99.98%	$2.50	$10.45
6	34.01%	92.54%	-100.00%	$0.31	$1.30
7	40.71%	92.54%	-100.00%	$0.04	$0.16
8	47.75%	92.54%	-100.00%	$0.00	$0.02
9	55.13%	92.54%	-100.00%	$0.00	$0.00
10	62.89%	92.54%	-100.00%	$0.00	$0.00
Total Gain After Fees and Expenses				-$10,000.00
Total Annual Fees and Expenses Paid					$6,290.22

Banc of America Retirement 2010 Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.65%	4.35%	$10,435.00	$66.41
2	10.25%	92.04%	-86.48%	$1,352.38	$5,424.55
3	15.76%	92.04%	-98.25%	$175.27	$703.02
4	21.55%	92.04%	-99.77%	$22.71	$91.11
5	27.63%	92.04%	-99.97%	$2.94	$11.80
6	34.01%	92.04%	-100.00%	$0.38	$1.53
7	40.71%	92.04%	-100.00%	$0.05	$0.20
8	47.75%	92.04%	-100.00%	$0.01	$0.03
9	55.13%	92.04%	-100.00%	$0.00	$0.00
10	62.89%	92.04%	-100.00%	$0.00	$0.00
Total Gain After Fees and Expenses				-$10,000.00
Total Annual Fees and Expenses Paid					$6,298.65

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Banc of America Retirement 2015 Portfolio – Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.99%	4.01%	$10,401.00	$100.98
2	10.25%	15.66%	-7.08%	$9,292.25	$1,541.98
3	15.76%	15.66%	-16.98%	$8,301.70	$1,377.61
4	21.55%	15.66%	-25.83%	$7,416.74	$1,230.75
5	27.63%	15.66%	-33.74%	$6,626.12	$1,099.56
6	34.01%	15.66%	-40.80%	$5,919.78	$982.34
7	40.71%	15.66%	-47.11%	$5,288.73	$877.63
8	47.75%	15.66%	-52.75%	$4,724.95	$784.07
9	55.13%	15.66%	-57.79%	$4,221.27	$700.49
10	62.89%	15.66%	-62.29%	$3,771.28	$625.82
Total Gain After Fees and Expenses				-$6,228.72
Total Annual Fees and Expenses Paid					$9,321.23

Banc of America Retirement 2015 Portfolio – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.74%	3.26%	$10,326.00	$176.84
2	10.25%	16.41%	-8.52%	$9,147.80	$1,597.83
3	15.76%	16.41%	-18.96%	$8,104.04	$1,415.51
4	21.55%	16.41%	-28.21%	$7,179.37	$1,254.00
5	27.63%	16.41%	-36.40%	$6,360.20	$1,110.92
6	34.01%	16.41%	-43.66%	$5,634.50	$984.17
7	40.71%	16.41%	-50.08%	$4,991.60	$871.87
8	47.75%	16.41%	-55.78%	$4,422.06	$772.39
9	55.13%	16.41%	-60.83%	$3,917.50	$684.26
10	62.89%	16.41%	-65.29%	$3,470.51	$606.19
Total Gain After Fees and Expenses				-$6,529.49
Total Annual Fees and Expenses Paid					$9,473.98

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Banc of America Retirement 2015 Portfolio – Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.24%	3.76%	$10,376.00	$126.33
2	10.25%	15.91%	-7.56%	$9,243.98	$1,560.77
3	15.76%	15.91%	-17.65%	$8,235.46	$1,390.49
4	21.55%	15.91%	-26.63%	$7,336.97	$1,238.79
5	27.63%	15.91%	-34.63%	$6,536.51	$1,103.64
6	34.01%	15.91%	-41.77%	$5,823.38	$983.23
7	40.71%	15.91%	-48.12%	$5,188.05	$875.96
8	47.75%	15.91%	-53.78%	$4,622.03	$780.39
9	55.13%	15.91%	-58.82%	$4,117.77	$695.25
10	62.89%	15.91%	-63.31%	$3,668.52	$619.40
Total Gain After Fees and Expenses				-$6,331.48
Total Annual Fees and Expenses Paid					$9,374.25

Banc of America Retirement 2015 Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.74%	4.26%	$10,426.00	$75.58
2	10.25%	15.41%	-6.59%	$9,340.65	$1,523.02
3	15.76%	15.41%	-16.32%	$8,368.29	$1,364.47
4	21.55%	15.41%	-25.03%	$7,497.15	$1,222.43
5	27.63%	15.41%	-32.83%	$6,716.70	$1,095.18
6	34.01%	15.41%	-39.83%	$6,017.49	$981.17
7	40.71%	15.41%	-46.09%	$5,391.07	$879.03
8	47.75%	15.41%	-51.70%	$4,829.86	$787.52
9	55.13%	15.41%	-56.73%	$4,327.07	$705.54
10	62.89%	15.41%	-61.23%	$3,876.62	$632.09
Total Gain After Fees and Expenses				-$6,123.38
Total Annual Fees and Expenses Paid					$9,266.03

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Banc of America Retirement 2020 Portfolio – Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.91%	4.09%	$10,409.00	$92.86
2	10.25%	96.39%	-91.04%	$896.21	$5,448.55
3	15.76%	96.39%	-99.23%	$77.16	$469.12
4	21.55%	96.39%	-99.93%	$6.64	$40.39
5	27.63%	96.39%	-99.99%	$0.57	$3.48
6	34.01%	96.39%	-100.00%	$0.05	$0.30
7	40.71%	96.39%	-100.00%	$0.00	$0.03
8	47.75%	96.39%	-100.00%	$0.00	$0.00
9	55.13%	96.39%	-100.00%	$0.00	$0.00
10	62.89%	96.39%	-100.00%	$0.00	$0.00
Total Gain After Fees and Expenses				-$10,000.00
Total Annual Fees and Expenses Paid					$6,054.73

Banc of America Retirement 2020 Portfolio – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.66%	3.34%	$10,334.00	$168.77
2	10.25%	97.14%	-91.88%	$812.25	$5,413.73
3	15.76%	97.14%	-99.36%	$63.84	$425.52
4	21.55%	97.14%	-99.95%	$5.02	$33.45
5	27.63%	97.14%	-100.00%	$0.39	$2.63
6	34.01%	97.14%	-100.00%	$0.03	$0.21
7	40.71%	97.14%	-100.00%	$0.00	$0.02
8	47.75%	97.14%	-100.00%	$0.00	$0.00
9	55.13%	97.14%	-100.00%	$0.00	$0.00
10	62.89%	97.14%	-100.00%	$0.00	$0.00
Total Gain After Fees and Expenses				-$10,000.00
Total Annual Fees and Expenses Paid					$6,044.33

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Banc of America Retirement 2020 Portfolio – Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.16%	3.84%	$10,384.00	$118.23
2	10.25%	96.64%	-91.32%	$868.10	$5,437.01
3	15.76%	96.64%	-99.27%	$72.57	$454.53
4	21.55%	96.64%	-99.94%	$6.07	$38.00
5	27.63%	96.64%	-99.99%	$0.51	$3.18
6	34.01%	96.64%	-100.00%	$0.04	$0.27
7	40.71%	96.64%	-100.00%	$0.00	$0.02
8	47.75%	96.64%	-100.00%	$0.00	$0.00
9	55.13%	96.64%	-100.00%	$0.00	$0.00
10	62.89%	96.64%	-100.00%	$0.00	$0.00
Total Gain After Fees and Expenses				-$10,000.00
Total Annual Fees and Expenses Paid					$6,051.24

Banc of America Retirement 2020 Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.66%	4.34%	$10,434.00	$67.43
2	10.25%	96.14%	-90.76%	$924.45	$5,460.01
3	15.76%	96.14%	-99.18%	$81.91	$483.76
4	21.55%	96.14%	-99.93%	$7.26	$42.86
5	27.63%	96.14%	-99.99%	$0.64	$3.80
6	34.01%	96.14%	-100.00%	$0.06	$0.34
7	40.71%	96.14%	-100.00%	$0.01	$0.03
8	47.75%	96.14%	-100.00%	$0.00	$0.00
9	55.13%	96.14%	-100.00%	$0.00	$0.00
10	62.89%	96.14%	-100.00%	$0.00	$0.00
Total Gain After Fees and Expenses				-$10,000.00
Total Annual Fees and Expenses Paid					$6,058.23

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Banc of America Retirement 2025 Portfolio – Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.01%	3.99%	$10,399.00	$103.01
2	10.25%	16.92%	-8.41%	$9,159.44	$1,654.64
3	15.76%	16.92%	-19.32%	$8,067.63	$1,457.41
4	21.55%	16.92%	-28.94%	$7,105.97	$1,283.69
5	27.63%	16.92%	-37.41%	$6,258.94	$1,130.67
6	34.01%	16.92%	-44.87%	$5,512.87	$995.90
7	40.71%	16.92%	-51.44%	$4,855.74	$877.18
8	47.75%	16.92%	-57.23%	$4,276.94	$772.62
9	55.13%	16.92%	-62.33%	$3,767.13	$680.53
10	62.89%	16.92%	-66.82%	$3,318.09	$599.41
Total Gain After Fees and Expenses				-$6,681.91
Total Annual Fees and Expenses Paid					$9,555.06

Banc of America Retirement 2025 Portfolio – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.76%	3.24%	$10,324.00	$178.85
2	10.25%	17.67%	-9.84%	$9,015.95	$1,708.68
3	15.76%	17.67%	-21.26%	$7,873.63	$1,492.19
4	21.55%	17.67%	-31.24%	$6,876.04	$1,303.13
5	27.63%	17.67%	-39.95%	$6,004.85	$1,138.03
6	34.01%	17.67%	-47.56%	$5,244.04	$993.84
7	40.71%	17.67%	-54.20%	$4,579.62	$867.92
8	47.75%	17.67%	-60.01%	$3,999.38	$757.95
9	55.13%	17.67%	-65.07%	$3,492.66	$661.92
10	62.89%	17.67%	-69.50%	$3,050.14	$578.06
Total Gain After Fees and Expenses				-$6,949.86
Total Annual Fees and Expenses Paid					$9,680.57

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Banc of America Retirement 2025 Portfolio – Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.26%	3.74%	$10,374.00	$128.36
2	10.25%	17.17%	-8.89%	$9,111.48	$1,672.83
3	15.76%	17.17%	-19.97%	$8,002.61	$1,469.24
4	21.55%	17.17%	-29.71%	$7,028.69	$1,290.44
5	27.63%	17.17%	-38.27%	$6,173.30	$1,133.39
6	34.01%	17.17%	-45.78%	$5,422.01	$995.46
7	40.71%	17.17%	-52.38%	$4,762.15	$874.31
8	47.75%	17.17%	-58.17%	$4,182.60	$767.91
9	55.13%	17.17%	-63.26%	$3,673.58	$674.45
10	62.89%	17.17%	-67.73%	$3,226.51	$592.37
Total Gain After Fees and Expenses				-$6,773.49
Total Annual Fees and Expenses Paid					$9,598.76

Banc of America Retirement 2025 Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.76%	4.24%	$10,424.00	$77.61
2	10.25%	16.67%	-7.92%	$9,207.52	$1,636.29
3	15.76%	16.67%	-18.67%	$8,133.00	$1,445.33
4	21.55%	16.67%	-28.16%	$7,183.88	$1,276.66
5	27.63%	16.67%	-36.54%	$6,345.52	$1,127.68
6	34.01%	16.67%	-43.95%	$5,605.00	$996.08
7	40.71%	16.67%	-50.49%	$4,950.90	$879.83
8	47.75%	16.67%	-56.27%	$4,373.13	$777.16
9	55.13%	16.67%	-61.37%	$3,862.79	$686.46
10	62.89%	16.67%	-65.88%	$3,412.00	$606.35
Total Gain After Fees and Expenses				-$6,588.00
Total Annual Fees and Expenses Paid					$9,509.45

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Banc of America Retirement 2030 Portfolio – Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.95%	4.05%	$10,405.00	$96.92
2	10.25%	84.47%	-78.64%	$2,136.15	$5,296.75
3	15.76%	84.47%	-95.61%	$438.55	$1,087.42
4	21.55%	84.47%	-99.10%	$90.03	$223.25
5	27.63%	84.47%	-99.82%	$18.48	$45.83
6	34.01%	84.47%	-99.96%	$3.79	$9.41
7	40.71%	84.47%	-99.99%	$0.78	$1.93
8	47.75%	84.47%	-100.00%	$0.16	$0.40
9	55.13%	84.47%	-100.00%	$0.03	$0.08
10	62.89%	84.47%	-100.00%	$0.01	$0.02
Total Gain After Fees and Expenses				-$9,999.99
Total Annual Fees and Expenses Paid					$6,762.01

Banc of America Retirement 2030 Portfolio – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.70%	3.30%	$10,330.00	$172.81
2	10.25%	85.22%	-79.57%	$2,043.27	$5,272.25
3	15.76%	85.22%	-95.96%	$404.16	$1,042.85
4	21.55%	85.22%	-99.20%	$79.94	$206.28
5	27.63%	85.22%	-99.84%	$15.81	$40.80
6	34.01%	85.22%	-99.97%	$3.13	$8.07
7	40.71%	85.22%	-99.99%	$0.62	$1.60
8	47.75%	85.22%	-100.00%	$0.12	$0.32
9	55.13%	85.22%	-100.00%	$0.02	$0.06
10	62.89%	85.22%	-100.00%	$0.00	$0.01
Total Gain After Fees and Expenses				-$10,000.00
Total Annual Fees and Expenses Paid					$6,745.05

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Banc of America Retirement 2030 Portfolio – Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.20%	3.80%	$10,380.00	$122.28
2	10.25%	84.72%	-78.95%	$2,105.06	$5,288.67
3	15.76%	84.72%	-95.73%	$426.91	$1,072.54
4	21.55%	84.72%	-99.13%	$86.58	$217.51
5	27.63%	84.72%	-99.82%	$17.56	$44.11
6	34.01%	84.72%	-99.96%	$3.56	$8.95
7	40.71%	84.72%	-99.99%	$0.72	$1.81
8	47.75%	84.72%	-100.00%	$0.15	$0.37
9	55.13%	84.72%	-100.00%	$0.03	$0.08
10	62.89%	84.72%	-100.00%	$0.01	$0.02
Total Gain After Fees and Expenses				-$9,999.99
Total Annual Fees and Expenses Paid					$6,756.34

Banc of America Retirement 2030 Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.70%	4.30%	$10,430.00	$71.51
2	10.25%	84.22%	-78.33%	$2,167.35	$5,304.74
3	15.76%	84.22%	-95.50%	$450.38	$1,102.33
4	21.55%	84.22%	-99.06%	$93.59	$229.07
5	27.63%	84.22%	-99.81%	$19.45	$47.60
6	34.01%	84.22%	-99.96%	$4.04	$9.89
7	40.71%	84.22%	-99.99%	$0.84	$2.05
8	47.75%	84.22%	-100.00%	$0.17	$0.43
9	55.13%	84.22%	-100.00%	$0.04	$0.09
10	62.89%	84.22%	-100.00%	$0.01	$0.02
Total Gain After Fees and Expenses				-$9,999.99
Total Annual Fees and Expenses Paid					$6,767.73

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Banc of America Retirement 2035 Portfolio – Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.05%	3.95%	$10,395.00	$107.07
2	10.25%	15.66%	-7.13%	$9,286.89	$1,541.09
3	15.76%	15.66%	-17.03%	$8,296.91	$1,376.81
4	21.55%	15.66%	-25.88%	$7,412.46	$1,230.04
5	27.63%	15.66%	-33.78%	$6,622.29	$1,098.92
6	34.01%	15.66%	-40.84%	$5,916.35	$981.78
7	40.71%	15.66%	-47.14%	$5,285.67	$877.12
8	47.75%	15.66%	-52.78%	$4,722.22	$783.62
9	55.13%	15.66%	-57.81%	$4,218.83	$700.08
10	62.89%	15.66%	-62.31%	$3,769.10	$625.45
Total Gain After Fees and Expenses				-$6,230.90
Total Annual Fees and Expenses Paid					$9,321.98

Banc of America Retirement 2035 Portfolio – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.80%	3.20%	$10,320.00	$182.88
2	10.25%	16.41%	-8.58%	$9,142.49	$1,596.90
3	15.76%	16.41%	-19.01%	$8,099.33	$1,414.69
4	21.55%	16.41%	-28.25%	$7,175.20	$1,253.28
5	27.63%	16.41%	-36.43%	$6,356.51	$1,110.28
6	34.01%	16.41%	-43.69%	$5,631.23	$983.59
7	40.71%	16.41%	-50.11%	$4,988.71	$871.37
8	47.75%	16.41%	-55.81%	$4,419.50	$771.94
9	55.13%	16.41%	-60.85%	$3,915.24	$683.87
10	62.89%	16.41%	-65.31%	$3,468.51	$605.84
Total Gain After Fees and Expenses				-$6,531.49
Total Annual Fees and Expenses Paid					$9,474.64

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Banc of America Retirement 2035 Portfolio – Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.30%	3.70%	$10,370.00	$132.41
2	10.25%	15.91%	-7.61%	$9,238.63	$1,559.87
3	15.76%	15.91%	-17.69%	$8,230.70	$1,389.69
4	21.55%	15.91%	-26.67%	$7,332.73	$1,238.07
5	27.63%	15.91%	-34.67%	$6,532.73	$1,103.00
6	34.01%	15.91%	-41.80%	$5,820.01	$982.66
7	40.71%	15.91%	-48.15%	$5,185.05	$875.45
8	47.75%	15.91%	-53.81%	$4,619.36	$779.94
9	55.13%	15.91%	-58.85%	$4,115.39	$694.85
10	62.89%	15.91%	-63.34%	$3,666.40	$619.04
Total Gain After Fees and Expenses				-$6,333.60
Total Annual Fees and Expenses Paid					$9,374.98

Banc of America Retirement 2035 Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.80%	4.20%	$10,420.00	$81.68
2	10.25%	15.41%	-6.65%	$9,335.28	$1,522.14
3	15.76%	15.41%	-16.37%	$8,363.48	$1,363.69
4	21.55%	15.41%	-25.07%	$7,492.84	$1,221.73
5	27.63%	15.41%	-32.87%	$6,712.84	$1,094.55
6	34.01%	15.41%	-39.86%	$6,014.03	$980.61
7	40.71%	15.41%	-46.12%	$5,387.97	$878.52
8	47.75%	15.41%	-51.73%	$4,827.08	$787.07
9	55.13%	15.41%	-56.75%	$4,324.58	$705.14
10	62.89%	15.41%	-61.26%	$3,874.39	$631.73
Total Gain After Fees and Expenses				-$6,125.61
Total Annual Fees and Expenses Paid					$9,266.86

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Banc of America Retirement 2040 Portfolio – Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.03%	3.97%	$10,397.00	$105.04
2	10.25%	30.05%	-22.07%	$7,792.55	$2,732.98
3	15.76%	30.05%	-41.59%	$5,840.52	$2,048.37
4	21.55%	30.05%	-56.23%	$4,377.47	$1,535.25
5	27.63%	30.05%	-67.19%	$3,280.91	$1,150.67
6	34.01%	30.05%	-75.41%	$2,459.04	$862.43
7	40.71%	30.05%	-81.57%	$1,843.05	$646.39
8	47.75%	30.05%	-86.19%	$1,381.37	$484.47
9	55.13%	30.05%	-89.65%	$1,035.34	$363.11
10	62.89%	30.05%	-92.24%	$775.99	$272.15
Total Gain After Fees and Expenses				-$9,224.01
Total Annual Fees and Expenses Paid					$10,200.86

Banc of America Retirement 2040 Portfolio – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.78%	3.22%	$10,322.00	$180.87
2	10.25%	30.80%	-23.41%	$7,658.92	$2,769.06
3	15.76%	30.80%	-43.17%	$5,682.92	$2,054.64
4	21.55%	30.80%	-57.83%	$4,216.73	$1,524.55
5	27.63%	30.80%	-68.71%	$3,128.81	$1,131.21
6	34.01%	30.80%	-76.78%	$2,321.58	$839.36
7	40.71%	30.80%	-82.77%	$1,722.61	$622.81
8	47.75%	30.80%	-87.22%	$1,278.18	$462.12
9	55.13%	30.80%	-90.52%	$948.41	$342.89
10	62.89%	30.80%	-92.96%	$703.72	$254.43
Total Gain After Fees and Expenses				-$9,296.28
Total Annual Fees and Expenses Paid					$10,181.94

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Banc of America Retirement 2040 Portfolio – Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.28%	3.72%	$10,372.00	$130.38
2	10.25%	30.30%	-22.52%	$7,747.88	$2,745.16
3	15.76%	30.30%	-42.12%	$5,787.67	$2,050.64
4	21.55%	30.30%	-56.77%	$4,323.39	$1,531.83
5	27.63%	30.30%	-67.70%	$3,229.57	$1,144.27
6	34.01%	30.30%	-75.88%	$2,412.49	$854.77
7	40.71%	30.30%	-81.98%	$1,802.13	$638.51
8	47.75%	30.30%	-86.54%	$1,346.19	$476.97
9	55.13%	30.30%	-89.94%	$1,005.60	$356.30
10	62.89%	30.30%	-92.49%	$751.18	$266.15
Total Gain After Fees and Expenses				-$9,248.82
Total Annual Fees and Expenses Paid					$10,194.98

Banc of America Retirement 2040 Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.78%	4.22%	$10,422.00	$79.65
2	10.25%	29.80%	-21.63%	$7,837.34	$2,720.64
3	15.76%	29.80%	-41.06%	$5,893.68	$2,045.92
4	21.55%	29.80%	-55.68%	$4,432.05	$1,538.53
5	27.63%	29.80%	-66.67%	$3,332.90	$1,156.98
6	34.01%	29.80%	-74.94%	$2,506.34	$870.05
7	40.71%	29.80%	-81.15%	$1,884.77	$654.28
8	47.75%	29.80%	-85.83%	$1,417.35	$492.02
9	55.13%	29.80%	-89.34%	$1,065.85	$370.00
10	62.89%	29.80%	-91.98%	$801.52	$278.24
Total Gain After Fees and Expenses				-$9,198.48
Total Annual Fees and Expenses Paid					$10,206.31

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Notes

Notes

Notes

Banc of America Funds

For More Information

You’ll find more information about the Banc of America Funds and other Columbia Funds in the documents described below. Contact Banc of America Funds as follows to obtain these documents free of charge:

By Mail:	Banc of America Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: c/o Columbia Management Services, Inc.,

800.322.8222

Online: www.bancofamericafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Portfolios’ investments is available in the Portfolios’ annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during their last fiscal year.

Shareholder Communications with the Board

The Portfolios’ Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Portfolio to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Portfolios and their policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Portfolios (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Portfolios are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

The investment company registration number of Banc of America Funds Trust, of which the Portfolios are series, is 811-21862.

Banc of America Funds

Prospectus, March 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.bancofamericafunds.com

INT-36/149169-0308

Prospectus

March 1, 2008

Banc of America Funds

Banc of America Retirement 2005 Portfolio

Banc of America Retirement 2010 Portfolio

Banc of America Retirement 2015 Portfolio

Banc of America Retirement 2020 Portfolio

Banc of America Retirement 2025 Portfolio

Banc of America Retirement 2030 Portfolio

Banc of America Retirement 2035 Portfolio

Banc of America Retirement 2040 Portfolio

Class Z Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Portfolio shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Portfolio shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Portfolios and may be compensated or incented in connection with the sale of Portfolio shares. The Portfolios may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE PORTFOLIOS INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about the Banc of America Retirement Portfolios (each a Portfolio and together, the Portfolios) in the Columbia Funds family of mutual funds (Columbia Funds). Each Portfolio is a “fund of funds” that invests its assets in a mix of underlying mutual funds (each an Underlying Fund and together, the Underlying Funds). This prospectus is designed to provide you with important information about the Portfolios in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of each Portfolio, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information, and

■	fees and expenses.

This summary is followed by other important information, including:

■	a description of the Portfolios’ additional investment strategies and policies,

■	a summary of the key characteristics of each Underlying Fund,
■	a discussion of the Portfolios’ primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a description of the Portfolios’ Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Portfolios, including:

■	how to buy, sell and exchange shares of the Portfolios, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of each Portfolio’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Portfolios.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of each Portfolio’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Banc of America Funds:

■	by mail at Banc of America Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.322.8222.

■	by email at serviceinquiries@columbiamanagement.com or online at www.bancofamericafunds.com.

■	through your financial advisor, who can help you select from among the Banc of America Funds to meet your investment needs.

You also can find more information about the Portfolios in the Statement of Additional Information (SAI), which includes more detailed information about each Portfolio’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Portfolios are sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Portfolios’ investment advisor (the Advisor) and their administrator (the Administrator). Columbia Management Distributors, Inc. is the Portfolios’ distributor (the Distributor). Columbia Management Services, Inc. is the Portfolios’ transfer agent (the Transfer Agent).

The Portfolios, like all mutual funds, are designed to be a part of a broad and diversified investment portfolio and are not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Portfolios and any other Columbia Fund carefully before investing.

4

Portfolio Summaries

Glide Path

The glide path described below demonstrates how the asset allocation of each Portfolio to the Underlying Funds, which have investment objectives and principal investment strategies that emphasize various sub-asset classes, such as equity securities of large capitalization companies, international equity securities, or fixed income securities, is expected to change as the Portfolios age.

The glide path demonstrates how each Portfolio’s asset mix will become gradually more conservative as time passes, both prior to and particularly after its Retirement Year. The Advisor will include the total value of an investment in an Underlying Fund that has a principal strategy of investing in securities of a sub-asset class when calculating the percentage allocations shown in the glide path even if the Underlying Fund also invests in securities other than the sub-asset class.

The Advisor may depart from the allocations to both the Underlying Funds and the asset and sub-asset classes embedded in the glide path by overweighting and underweighting those allocations based on the Advisor’s evaluation of market conditions. If the Advisor believes that certain asset or sub-asset classes have become mispriced relative to their historical patterns and future outlook, the Advisor may overweight Underlying Funds that emphasize asset or sub-asset classes that the Advisor believes offer increased opportunity and/or underweight Underlying Funds that emphasize asset or sub-asset classes that the Advisor believes present increased risk. The Advisor uses a combination of qualitative and quantitative factors to evaluate potential changes to the allocations to the Underlying Funds. The Advisor intends to review the glide path at least annually and may adjust the glide path or change its asset and sub-asset classes at any time.

5

Banc of America Funds

FUNDimensions™
Banc of America Funds
Investment Objective:	Each Portfolio seeks the highest total return over time consistent with its asset mix
Investment Style:	Target-Date
Benchmark:	S&P 500® Index(a) Lehman Brothers U.S. Aggregate Bond Index
Principal Risks:

Investment strategy risk

Allocation risk

Investing in other funds risk

Market risk

Asset-backed securities risk

Changing distribution levels risk

Convertible securities risk

Credit risk

Currency risk

Derivatives risk

Dollar rolls risk

Emerging market securities risk

Foreign securities risk

Frequent trading risk

Growth securities risk

Index risk

Industry sector risk

Interest rate risk

Liquidity risk

Low and below investment grade securities risk

Mortgage-backed securities risk

Non-diversified mutual fund risk

Real estate investment trusts risk

Reinvestment risk

Smaller company securities risk

Special situations risk

Technology sector risk

U.S. Government obligations risk

Value securities risk

Zero-coupon bonds risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the Advisor. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

FUNDamentals™

Fund of Funds

Unlike a traditional mutual fund, which invests in individual securities, a “fund of funds” invests in a mix of underlying funds typically by using an asset allocation approach. A fund of funds indirectly bears a portion of the underlying funds’ expenses, in addition to the fund of funds’ own expenses.

   Investment Objective

Each Portfolio seeks the highest total return over time consistent with its asset mix. Total return consists of capital appreciation and income. Each Portfolio will place a decreasing emphasis on capital appreciation and an increasing emphasis on income as time passes.

   Principal Investment Strategies

Each Portfolio invests in Class Z shares of various Underlying Funds that represent a variety of equity and fixed income asset classes, investment objectives and investment styles. The Underlying Funds include funds that invest in equity securities of domestic and foreign issuers and large-, mid- and small-capitalization companies, and pursue various investment styles, such as growth and value, and also include funds that invest in fixed income securities with a range of maturities across a range of credit quality. Each Portfolio’s asset mix will become gradually more conservative as time passes, both leading up to and particularly after its Retirement Year. This reflects a strategy that focuses primarily on capital appreciation, consistent with a reasonable amount of risk, during an investor’s pre-retirement and early retirement years, and primarily on capital preservation thereafter.

The Advisor may depart from the asset allocations to both the Underlying Funds and the asset and sub-asset classes embedded in the glide path by overweighting and underweighting those allocations (including through investments in money market instruments or the Columbia Money Market Funds) based on the Advisor’s evaluation of market conditions. The Advisor intends to review the glide path at least annually and may adjust the glide path or change its asset and sub-asset classes at any time.

6

Banc of America Funds

After its Retirement Year, each Portfolio’s asset mix will tend to have a declining exposure to Underlying Funds that invest primarily in equity securities and an increasing exposure to Underlying Funds that invest primarily in fixed income securities and short-term bonds, until fifteen years after the Retirement Year. After that time, each Portfolio will have a fairly static allocation. The Board of Trustees of the Banc of America Funds (the Board) has the authority to combine like Portfolios once they have reached this static phase without obtaining shareholder approval.

Because the investment results of the Underlying Funds will vary, the actual allocation to each asset class, sub-asset class or Underlying Fund as of any given date may vary from the allocations in the glide path and the Advisor’s overweighting and underweighting allocations. The Advisor monitors each Portfolio’s percentage allocations to the Underlying Funds and will rebalance the Portfolios’ allocations to each asset class, sub-asset class or Underlying Fund when the Advisor determines it to be appropriate.

The Advisor can substitute or add other Underlying Funds at any time, including funds introduced after the date of this prospectus and funds that are not advised by the Advisor.

The Advisor will include the total value of an investment in an Underlying Fund that has a principal strategy of investing in securities of a sub-asset class when calculating percentage allocations to that sub-asset class even if the Underlying Fund also invests in securities other than the sub-asset class.

FUNDamentals™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes – for example, domestic equity securities, foreign securities and debt securities – in varying proportions.

The mix of asset classes and how much is invested in each is an important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

7

Banc of America Funds

   Principal Risks

■

Investment Strategy Risk – Each Portfolio is subject to investment strategy risk, as the Advisor uses the principal investment strategies and other investment strategies to seek to achieve each Portfolio’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause each Portfolio’s shares to lose value or may cause each Portfolio to underperform other funds with similar investment objectives.

■

Allocation Risk – Each Portfolio uses an asset allocation strategy in pursuit of its investment objective. There is a risk that each Portfolio’s allocation among asset classes or investments will cause each Portfolio’s shares to lose value or cause each Portfolio to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

■

Investing in Other Funds Risk – The performance of the Underlying Funds in which each Portfolio invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of the Underlying Funds are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for each Portfolio. These transactions might also result in higher brokerage, tax or other costs for each Portfolio. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Advisor has the authority to change the Underlying Funds in which each Portfolio invests or to change the percentage of each Portfolio’s investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Advisor or its affiliates, such as advisory fees, this could result in the Advisor having a potential conflict of interest in selecting the Underlying Funds in which each Portfolio invests or in determining the percentage of each Portfolio's investments allocated to each Underlying Fund.

Each Portfolio may be subject indirectly to the following risks of the Underlying Funds:

■	Market Risk – The Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Underlying Fund holds will rise or fall,

sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Underlying Fund. Accordingly, an investment in the Underlying Fund could lose money over short or even long periods. The market values of the securities the Underlying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Asset-Backed Securities Risk – Certain Underlying Funds invest in asset-backed securities. The value of the Underlying Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Changing Distribution Levels Risk – Certain Underlying Funds are subject to changing distribution levels risk. The amount of the distributions paid by the Underlying Fund generally depends on the amount of income and/or dividends received by the Underlying Fund on the securities it holds. The Underlying Fund may not be able to pay distributions or may have to reduce its distribution

8

Banc of America Funds

level if the income and/or dividends the Underlying Fund receives from its investments decline.

■

Convertible Securities Risk – Certain Underlying Funds invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Underlying Fund’s return.

■

Credit Risk – Certain Underlying Funds are subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio or Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Currency Risk – Certain Underlying Funds are subject to currency risk. Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

■

Derivatives Risk – Certain Underlying Funds use derivatives, which are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Underlying Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Underlying Fund’s derivative positions at times when the Underlying Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Underlying Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investments and strategies, see the SAI.

■

Dollar Rolls Risk – Certain Underlying Funds use dollar rolls, which are transactions in which the Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Underlying Fund’s portfolio turnover rate. If the Underlying Fund reinvests the proceeds of the security

9

Banc of America Funds

sold, the Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

■

Emerging Market Securities Risk – Certain Underlying Funds invest in securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa. These emerging market securities are more likely to have greater exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

Foreign Securities Risk – Certain Underlying Funds invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Frequent Trading Risk – Certain Underlying Funds’ investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Underlying Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund’s return.

■

Growth Securities Risk – Certain Underlying Funds invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Index Risk – Certain Underlying Funds’ investment strategies may involve investing in an index. The Underlying Fund’s value will generally decline when the performance of its targeted index declines. Because such an Underlying Fund is designed to track an index before fees and expenses, the Underlying Fund cannot purchase other securities that may help offset declines in its index. In addition, because the Underlying Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Underlying Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

■

Industry Sector Risk – Certain Underlying Funds invest in securities of companies in different, but closely related, industries. These securities are considered as being in the same broad economic sector. The values of such securities in the same sector may be similarly affected by particular

10

Banc of America Funds

economic or market events, making the Underlying Fund more vulnerable to unfavorable developments in that sector than funds investing in multiple sectors. The Underlying Fund does not intend to focus on any particular sector; however, at times the Underlying Fund may invest a significant portion of its assets in a particular sector.

■

Interest Rate Risk – Certain Underlying Funds invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Underlying Fund receives from it but will affect the value of the Underlying Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Liquidity Risk – Certain Underlying Funds invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Underlying Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

■

Low and Below Investment Grade Securities Risk – Certain Underlying Funds invest in debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s or Fitch) or that are below investment grade (e.g., BB or below by Standard & Poor’s or Fitch). These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

■	Mortgage-Backed Securities Risk – Certain Underlying Funds invest in mortgage-backed securities. The value of the Underlying Fund’s mortgage-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

■	Non-Diversified Mutual Fund Risk – Certain Underlying Funds are non-diversified, which generally means that each

11

Banc of America Funds

such Underlying Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Underlying Fund could affect the overall value of the Underlying Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Underlying Fund’s value will likely be more volatile than the value of more diversified funds.

■

Real Estate Investment Trusts Risk – Certain Underlying Funds invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and may also include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

■

Reinvestment Risk – Because certain Underlying Funds invest in debt securities, income from those Underlying Funds’ debt securities portfolios will decline if and when the Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Underlying Fund’s portfolio.

■

Smaller Company Securities Risk – Certain Underlying Funds invest in securities of small- or mid-capitalization companies (“smaller companies”) which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

■

Special Situations Risk – Certain Underlying Funds invest in securities of companies that may be involved in a major corporate event, such as a business consolidation or restructuring. These securities may present special risk because of the high degree of uncertainty associated with such events.

■

Technology Sector Risk – Certain Underlying Funds invest in securities of companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

■

U.S. Government Obligations Risk – Certain Underlying Funds invest in U.S. Government obligations. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Value Securities Risk – Certain Underlying Funds invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special

12

Banc of America Funds

risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Zero-Coupon Bonds Risk – Certain Underlying Funds invest in zero-coupon bonds, which are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Underlying Fund and distributed to its shareholders.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolios. Additional risks are associated with other permissible investments of the Portfolios that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolios will achieve their investment objective.

13

Banc of America Retirement 2005 Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Portfolio’s Class Z shares has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	3.33%
Worst:	4th quarter 2007:	-0.70%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

14

Banc of America Retirement 2005 Portfolio

Average Annual Total Return as of December 31, 2007

The table below shows the Portfolio’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class Z shares returns before taxes	7.62%	18.00%
Class Z shares returns after taxes on distributions	6.60%	16.09%
Class Z shares returns after taxes on distributions and sale of Portfolio shares	5.10%	14.38%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%	11.65%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.97%	7.80%

(a)	The Portfolio commenced operations on June 1, 2006. The returns for the indices shown are from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

15

Banc of America Retirement 2005 Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year. The Portfolio may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Portfolio operating expenses disclosed in the fee table.

16

Banc of America Retirement 2005 Portfolio

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

Class Z Shares
Management fees(1)	0.10%
Distribution and service fees	0.00%
Other expenses(2)	118.21%
Acquired fund (Underlying Fund) fees and expenses(3)	0.53%
Total annual Portfolio operating expenses	118.84%
Fee waivers and/or reimbursements(4)	-118.21%
Total net expenses	0.63%

(1)	Management fees include an investment advisory fee of 0.10%.

(2)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(3)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(4)

The Adviser has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% annually through February 28, 2009. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after February 28, 2009.

17

Banc of America Retirement 2005 Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Portfolio for the periods indicated,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$64	$4,668	$4,756	$4,758

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

18

Banc of America Retirement 2010 Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Portfolio’s Class Z shares has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	4.17%
Worst:	4th quarter 2007:	-1.01%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

19

Banc of America Retirement 2010 Portfolio

Average Annual Total Return as of December 31, 2007

The table below shows the Portfolio’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class Z shares returns before taxes	8.11%	18.45%
Class Z shares returns after taxes on distributions	7.20%	16.71%
Class Z shares returns after taxes on distributions and sale of Portfolio shares	5.41%	14.87%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%	11.65%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.97%	7.80%

(a)	The Portfolio commenced operations on June 1, 2006. The returns for the indices shown are from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

20

Banc of America Retirement 2010 Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year. The Portfolio may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Portfolio operating expenses disclosed in the fee table.

21

Banc of America Retirement 2010 Portfolio

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

Class Z Shares
Management fees(1)	0.10%
Distribution and service fees	0.00%
Other expenses(2)	91.39%
Acquired fund (Underlying Fund) fees and expenses(3)	0.55%
Total annual Portfolio operating expenses	92.04%
Fee waivers and/or reimbursements(4)	-91.39%
Total net expenses	0.65%

(1)	Management fees include an investment advisory fee of 0.10%.

(2)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(3)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(4)

The Adviser has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% annually through February 28, 2009. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after February 28, 2009.

22

Banc of America Retirement 2010 Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Portfolio for the periods indicated,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$66	$6,194	$6,297	$6,299

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

23

Banc of America Retirement 2015 Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Portfolio’s Class Z shares has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	4.18%
Worst:	4th quarter 2007:	-1.05%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

24

Banc of America Retirement 2015 Portfolio

Average Annual Total Return as of December 31, 2007

The table below shows the Portfolio’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class Z shares returns before taxes	8.34%	14.47%
Class Z shares returns after taxes on distributions	5.13%	12.03%
Class Z shares returns after taxes on distributions and sale of Portfolio shares	5.97%	11.14%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%	11.65%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.97%	7.80%

(a)	The Portfolio commenced operations on June 1, 2006. The returns for the indices shown are from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

25

Banc of America Retirement 2015 Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees ( sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year. The Portfolio may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Portfolio operating expenses disclosed in the fee table.

26

Banc of America Retirement 2015 Portfolio

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

Class Z Shares
Management fees(1)	0.10%
Distribution and service fees	0.00%
Other expenses(2)	14.67%
Acquired fund (Underlying Fund) fees and expenses(3)	0.64%
Total annual Portfolio operating expenses	15.41%
Fee waivers and/or reimbursements(4)	-14.67%
Total net expenses	0.74%

(1)	Management fees include an investment advisory fee of 0.10%.

(2)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(3)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(4)

The Adviser has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% annually through February 28, 2009. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after February 28, 2009.

27

Banc of America Retirement 2015 Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Portfolio for the periods indicated,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$76	$2,963	$5,281	$9,266

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

28

Banc of America Retirement 2020 Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Portfolio’s Class Z shares has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	4.58%
Worst:	4th quarter 2007:	-1.30%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

29

Banc of America Retirement 2020 Portfolio

Average Annual Total Return as of December 31, 2007

The table below shows the Portfolio’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class Z shares returns before taxes	8.90%	19.99%
Class Z shares returns after taxes on distributions	7.90%	18.28%
Class Z shares returns after taxes on distributions and sale of Portfolio shares	5.95%	16.23%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%	11.65%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.97%	7.80%

(a)	The Portfolio commenced operations on June 1, 2006. The returns for the indices shown are from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

30

Banc of America Retirement 2020 Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year. The Portfolio may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Portfolio operating expenses disclosed in the fee table.

31

Banc of America Retirement 2020 Portfolio

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

Class Z Shares
Management fees(1)	0.10%
Distribution and service fees	0.00%
Other expenses(2)	95.48%
Acquired fund (Underlying Fund) fees and expenses(3)	0.56%
Total annual Portfolio operating expenses	96.14%
Fee waivers and/or reimbursements(4)	-95.48%
Total net expenses	0.66%

(1)	Management fees include an investment advisory fee of 0.10%.

(2)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(3)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(4)

The Adviser has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% annually through February 28, 2009. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after February 28, 2009.

32

Banc of America Retirement 2020 Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Portfolio for the periods indicated,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$67	$6,011	$6,058	$6,058

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

33

Banc of America Retirement 2025 Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Portfolio’s Class Z shares has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	4.89%
Worst:	4th quarter 2007:	-1.32%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

34

Banc of America Retirement 2025 Portfolio

Average Annual Total Return as of December 31, 2007

The table below shows the Portfolio’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class Z shares returns before taxes	9.34%	14.62%
Class Z shares returns after taxes on distributions	3.78%	10.62%
Class Z shares returns after taxes on distributions and sale of Portfolio shares	7.00%	10.48%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%	11.65%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.97%	7.80%

(a)	The Portfolio commenced operations on June 1, 2006. The returns for the indices shown are from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

35

Banc of America Retirement 2025 Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year. The Portfolio may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Portfolio operating expenses disclosed in the fee table.

36

Banc of America Retirement 2025 Portfolio

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

Class Z Shares
Management fees(1)	0.10%
Distribution and service fees	0.00%
Other expenses(2)	15.91%
Acquired fund (Underlying Fund) fees and expenses(3)	0.66%
Total annual Portfolio operating expenses	16.67%
Fee waivers and/or reimbursements(4)	-15.91%
Total net expenses	0.76%

(1)	Management fees include an investment advisory fee of 0.10%.

(2)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(3)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(4)

The Adviser has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% annually through February 28, 2009. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after February 28, 2009.

37

Banc of America Retirement 2025 Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Portfolio for the periods indicated,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$78	$3,159	$5,564	$9,509

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

38

Banc of America Retirement 2030 Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Portfolio’s Class Z shares has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	5.23%
Worst:	4th quarter 2007:	-1.63%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

39

Banc of America Retirement 2030 Portfolio

Average Annual Total Return as of December 31, 2007

The table below shows the Portfolio’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class Z shares returns before taxes	8.98%	18.38%
Class Z shares returns after taxes on distributions	8.02%	17.02%
Class Z shares returns after taxes on distributions and sale of Portfolio shares	6.03%	15.06%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%	11.65%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.97%	7.80%

(a)	The Portfolio commenced operations on June 1, 2006. The returns for the indices shown are from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

40

Banc of America Retirement 2030 Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year. The Portfolio may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Portfolio operating expenses disclosed in the fee table.

41

Banc of America Retirement 2030 Portfolio

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

Class Z Shares
Management fees(1)	0.10%
Distribution and service fees	0.00%
Other expenses(2)	83.52%
Acquired fund (Underlying Fund) fees and expenses(3)	0.60%
Total annual Portfolio operating expenses	84.22%
Fee waivers and/or reimbursements(4)	-83.52%
Total net expenses	0.70%

(1)	Management fees include an investment advisory fee of 0.10%.

(2)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(3)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(4)

The Adviser has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% annually through February 28, 2009. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after February 28, 2009.

42

Banc of America Retirement 2030 Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Portfolio for the periods indicated,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$72	$6,479	$6,755	$6,768

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

43

Banc of America Retirement 2035 Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Portfolio’s Class Z shares has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	5.48%
Worst:	4th quarter 2007:	-1.80%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

44

Banc of America Retirement 2035 Portfolio

Average Annual Total Return as of December 31, 2007

The table below shows the Portfolio’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class Z shares returns before taxes	9.18%	14.92%
Class Z shares returns after taxes on distributions	4.67%	11.64%
Class Z shares returns after taxes on distributions and sale of Portfolio shares	6.89%	11.16%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%	11.65%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.97%	7.80%

(a)	The Portfolio commenced operations on June 1, 2006. The returns for the indices shown are from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

45

Banc of America Retirement 2035 Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year. The Portfolio may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Portfolio operating expenses disclosed in the fee table.

46

Banc of America Retirement 2035 Portfolio

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

Class Z Shares
Management fees(1)	0.10%
Distribution and service fees	0.00%
Other expenses(2)	14.61%
Acquired fund (Underlying Fund) fees and expenses(3)	0.70%
Total annual Portfolio operating expenses	15.41%
Fee waivers and/or reimbursements(4)	-14.61%
Total net expenses	0.80%

(1)	Management fees include an investment advisory fee of 0.10%.

(2)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(3)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(4)

The Adviser has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% annually through February 28, 2009. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after February 28, 2009.

47

Banc of America Retirement 2035 Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Portfolio for the periods indicated,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$82	$2,968	$5,284	$9,267

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

48

Banc of America Retirement 2040 Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Portfolio’s Class Z shares has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	5.90%
Worst:	4th quarter 2007:	-1.94%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

49

Banc of America Retirement 2040 Portfolio

Average Annual Total Return as of December 31, 2007

The table below shows the Portfolio’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class Z shares returns before taxes	9.38%	18.80%
Class Z shares returns after taxes on distributions	8.37%	18.02%
Class Z shares returns after taxes on distributions and sale of Portfolio shares	6.42%	15.89%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%	11.65%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.97%	7.80%

(a)	The Portfolio commenced operations on June 1, 2006. The returns for the indices shown are from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

50

Banc of America Retirement 2040 Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year. The Portfolio may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Portfolio operating expenses disclosed in the fee table.

51

Banc of America Retirement 2040 Portfolio

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

Class Z Shares
Management fees(1)	0.10%
Distribution and service fees	0.00%
Other expenses(2)	29.02%
Acquired fund (Underlying Fund) fees and expenses(3)	0.68%
Total annual Portfolio operating expenses	29.80%
Fee waivers and/or reimbursements(4)	-29.02%
Total net expenses	0.78%

(1)	Management fees include an investment advisory fee of 0.10%.

(2)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(3)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(4)

The Adviser has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% annually through February 28, 2009. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after February 28, 2009.

52

Banc of America Retirement 2040 Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Portfolio for the periods indicated,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$80	$4,846	$7,542	$10,206

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

53

Additional Portfolio Investment Strategies and Policies

This section describes certain strategies and policies that each Portfolio may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Portfolios.

Changing the Portfolios’ Investment Objective and Policies

Each Portfolio’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of each Portfolio’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of each Portfolio’s acquisition of the security or asset.

Holding Other Kinds of Investments

Each Portfolio may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. Each Portfolio may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Affiliated Funds

The Advisor has the authority to select the Underlying Funds in which each Portfolio invests its assets. The Advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The Advisor may be subject to a conflict of interest in selecting Underlying Funds for a Portfolio because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as a fiduciary to each Portfolio, the Advisor has a duty to act in the best interest of each Portfolio in selecting Underlying Funds.

Investing in Columbia Money Market Funds

Each Portfolio may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Portfolios for services provided directly.

Lending Securities

Each Portfolio may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. A Portfolio may lose money from securities lending if, for example it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned, or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

A description of Banc of America Funds’ policies and procedures with respect to the disclosure of Portfolio portfolio securities is available in the SAI. Each Portfolio discloses its portfolio holdings on the Banc of America Funds’ website, www.bancofamericafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Portfolio files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

Each Portfolio’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end.

In addition, more current information concerning each Portfolio’s portfolio holdings as of specified dates may also be disclosed on the Banc of America Funds’ website.

Investing Defensively

Each Portfolio may from time to time take temporary defensive investment positions that are inconsistent with the Portfolio’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. Each Portfolio may not achieve its investment objective while it is investing defensively.

54

Additional Portfolio Investment Strategies and Policies

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Portfolio’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.322.8222 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Portfolios generally buy securities for capital appreciation, investment income or both. However, the Portfolios may sell securities regardless of how long they’ve been held. You’ll find each Portfolio’s historical portfolio turnover rates in the Financial Highlights.

55

Underlying Funds Summary

The table starting below provides a brief overview of the investment objectives and principal investments of the Underlying Funds in which the Portfolios invest. The Portfolios invest in the Underlying Funds in varying proportions.

You’ll find more detailed information about each Underlying Fund’s investment strategies and risks in its prospectus and SAI. Refer to www.columbiafunds.com or contact your financial advisor for details.

	The Underlying Fund’s investment objective:	About the Underlying Fund:
Large Cap Equity
Columbia Large Cap Value Fund	■ seeks long-term capital appreciation.

■ at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 1000 Value Index at the time of purchase.

■ up to 20% of total assets in foreign securities.

■ in real estate investment trusts.

Columbia Large Cap Enhanced Core Fund	■ seeks total return before fees and expenses that exceeds the total return of the Standard & Poor’s (S&P) 500® Index.

■ at least 80% of net assets in common stocks that comprise the Standard & Poor’s (S&P) 500® Index.

■ in convertible securities that are convertible into stocks included in the S&P 500® Index.

■ in derivatives whose returns are closely equivalent to the returns of the S&P 500® Index or its components.

Columbia Marsico Focused Equities Fund	■ seeks long-term growth of capital.

■ at least 80% of net assets in equity securities. These investments mostly consist of equity securities of large-capitalization companies that have market capitalizations of $4 billion or more at the time of purchase. The Fund is non-diversified and generally will hold a core position of between 20 and 30 common stocks that are believed to have the potential for long-term growth.

■ up to 25% of total assets in foreign securities.

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Underlying Funds Summary

	The Underlying Fund’s investment objective:	About the Underlying Fund:
Mid Cap Equity
Columbia Mid Cap Growth Fund

■   seeks significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index.

■   at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Index at the time of purchase.

■   up to 20% of net assets in stocks of companies that have market capitalizations outside the range of the Russell Midcap Index.

■   up to 20% of total assets in foreign securities.

■   in derivatives, including futures, options, swap contracts and other derivative instruments.

■   in convertible securities, including preferred stocks, warrants and debentures.

■   in special situations, such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

Columbia Mid Cap Value Fund	■ seeks long-term capital appreciation.

■   at least 80% of net assets in equity securities of U.S. companies that have market capitalizations in the range of the companies in the Russell Midcap Value Index at the time of purchase.

■   up to 20% of total assets in foreign securities.

■   in real estate investment trusts.

Small Cap Equity
Columbia Small Cap Growth Fund II	■ seeks long-term growth of capital.

■   at least 80% of net assets in securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Growth Index at the time of purchase.

■   up to 20% of total assets in foreign securities.

Columbia Small Cap Value Fund II	■ seeks long-term capital appreciation.

■   at least 80% of net assets in equity securities of U.S. companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase.

■   up to 20% of total assets in foreign securities.

■   in real estate investment trusts.

57

Underlying Funds Summary

	The Underlying Fund’s investment objective:	About the Underlying Fund:
International Equity
Columbia Multi-Advisor International Equity Fund	■ seeks long-term capital growth.

■  at least 80% of net assets in equity securities of established companies located in at least three countries other than the United States, including emerging market countries. The Fund invests in companies that are believed to have the potential for growth or to be undervalued.

■  in addition to direct investment in equity securities, in foreign investment funds or trusts, convertible securities, real estate investment trusts and depositary receipts.

Columbia Acorn International	■ seeks to provide long-term capital appreciation.

■   under normal circumstances, invests at least 75% of total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

■   primarily invests in small- and medium-sized companies with market capitalizations under $5 billion at the time of initial purchase.

Core Bond
Columbia Total Return Bond Fund	■ seeks total return, consisting of current income and capital appreciation.

■  at least 80% of net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities.

■  at least 65% of total assets in investment grade securities or unrated securities determined by the Advisor to be of comparable quality.

■  in derivatives, including futures, options, swap contracts and other derivative instruments.

■  in private placements and mortgage dollar rolls.

High Yield
Columbia High Income Fund	■ seeks total return, consisting of a high level of income and capital appreciation.

■  at least 80% of net assets in domestic and foreign corporate below investment grade debt securities. These securities generally will be, at the time of purchase, rated “BB” or below by Standard & Poor’s (S&P) Corporation or unrated but determined by the Advisor to be of comparable quality.

■  primarily in domestic corporate below investment grade securities (including private placements), U.S. dollar-denominated foreign corporate below investment grade securities (including private placements), zero-coupon bonds and U.S. Government obligations.

■  up to 20% of net assets in equity securities that may include convertible securities.

58

Underlying Funds Summary

	The Underlying Fund’s investment objective:	About the Underlying Fund:
Short Term Bond
Columbia Short Term Bond Fund	■ seeks current income, consistent with minimal fluctuation of principal.

■   at least 80% of net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities.

■   at least 65% of total assets in securities that, at the time of purchase, are investment grade debt securities or unrated securities determined by the Advisor to be of comparable quality.

■   in derivatives, including futures, options, swap contracts and other derivative instruments.

■   in private placements and mortgage dollar rolls.

59

Management of the Portfolios

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Portfolios and other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of December 31, 2007, the Advisor had assets under management of approximately $370.2 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Portfolios, determining what securities and other investments the Portfolios should buy or sell and executing the Portfolios’ portfolio transactions. Although the Advisor is responsible for the investment management of the Portfolios, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Portfolios’ investments.

Each Portfolio pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Portfolio and is paid monthly. For the most recent fiscal year, the amount of aggregate advisory fees paid to the Advisor by each Portfolio was 0.10% of the average daily net assets of each Portfolio.

A discussion regarding the basis for the Board’s approval of the Portfolios’ investment advisory agreement with the Advisor is available in the Portfolios’ annual reports to shareholders for the fiscal year ended October 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Portfolios. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating each Portfolio’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Portfolios change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Portfolios to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Portfolios to act on many of the Advisor’s recommendations with approval only by the Board and not by Portfolio shareholders. The Advisor or the Portfolios would inform the Portfolios’ shareholders of any actions taken in reliance on this relief. Until the Advisor and the Portfolios obtain this relief, the Portfolios will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment subadvisor for the Portfolios.

60

Management of the Portfolios

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. Vikram Kuriyan, head of the Advisor’s Quantitative Strategies Group and Anwiti Bahuguna, a member of the Advisor’s Quantitative Strategies Group, are also responsible for determining and implementing asset allocation decisions for the Portfolios. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolios.

Vikram J. Kuriyan, PhD

Service with the Fund (manager or co-manager) since June, 2006

Investment management experience since 1986

Managing Director of the Advisor, associated with the Advisor or its predecessors since January 2000

Anwiti Bahuguna, PhD

Service with the Fund (co-manager) since August, 2006

Investment management experience since 1998

Director of the Advisor, associated with the Advisor or its predecessors since October 1998.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Portfolios, including the general supervision of the Portfolios’ operations, coordination of the Portfolios’ service providers, and the provision of office facilities and related clerical and administrative services.

The Administrator does not currently receive any fees for the administrative services it provides to the Portfolios.

The Distributor

Shares of the Portfolios are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

61

Management of the Portfolios

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Portfolios – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Portfolios for which they are compensated. Bank of America and its affiliates may also provide other services to the Portfolios and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Portfolios. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Portfolios.

Conflicts of interest and limitations that could affect the Portfolios may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Portfolios and the sale of their shares;

■	the allocation of, and competition for, investment opportunities among the Portfolios and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Portfolios and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Portfolios invest; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Portfolios.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Portfolios and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Portfolios should carefully review these disclosures and consult with their financial advisor if they have any questions.

62

Management of the Portfolios

Certain Legal Matters

Banc of America Funds are not parties to any regulatory proceedings or litigation. On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v AIG SunAmerica Life Assurance Company – involving the pricing of mutual

63

Management of the Portfolios

funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

64

About Class Z Shares

Description of the Share Class

Share Class Features

The Portfolios offer one class of shares in this prospectus: Class Z shares. The Portfolios may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Banc of America Funds for more information about the Portfolios’ share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments

Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $1,000 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Maximum Distribution and Service Fees	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

65

About Class Z Shares

Banc of America Funds reserves the right to change the criteria for eligible investors and the investment minimums. Banc of America Funds also reserves the right to refuse a purchase order for any reason, including if we believe that doing so would be in the best interest of the Portfolios and their shareholders.

You’ll find more information about buying, selling and exchanging Class Z shares on the pages that follow. You should also ask your investment professional about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs and services.

The Portfolios also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact Banc of America Investment Services, Inc. at 800.926.1111 if you have any questions or need help placing an order.

Federal law requires the Portfolios to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), taxpayer identification number and other government issued identification. If you fail to provide the requested information, the Portfolios may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Portfolios are unable to verify your identity after your account is open, the Portfolios reserve the right to close your account or take other steps as deemed reasonable. The Portfolios shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

66

About Class Z Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Portfolios. Such payments are generally based upon one or more of the following factors: average net assets of the Portfolios sold by the Distributor attributable to that intermediary, gross sales of the Portfolios distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Portfolio shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Portfolio attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Portfolios (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Portfolios.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of each Portfolio’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of each Portfolio’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Portfolios to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of each Portfolio’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Portfolios are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Portfolios. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Portfolios or a particular share class over others. See Management of the Portfolios – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

67

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is a Portfolio’s next determined net asset value (or NAV) per share for a given share class. The Portfolios calculate the net asset value per share for each class of the Portfolios at the end of each business day. The net asset value per share of each Portfolio is based on the net asset value per share of the Underlying Funds each Portfolio invests in.

FUNDamentals™
NAV Calculation
Each of the Portfolio’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of an Underlying Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in an Underlying Fund. The Portfolios use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, an Underlying Fund will determine the price of the security held by the Portfolio based on the determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, an Underlying Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Underlying Fund’s share price is calculated. Foreign exchanges typically close before the time at which Underlying Fund share prices are calculated, and may be closed altogether on some days when the Underlying Funds are open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Underlying Funds use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Underlying Fund shares. However, when the Underlying Funds use fair valuation to price securities, they may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause an Underlying Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Underlying Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Portfolios have retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Underlying Funds could change on days when Underlying Fund shares cannot be bought or sold.

68

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

This prospectus offers Class Z shares of the Portfolios to certain eligible investors. Here are some general rules about these share classes and their eligibility requirements:

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■	Any client of Banc of America Investment Services, Inc. purchasing through an individual retirement plan account.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■	Any client of Banc of America Investment Services, Inc. purchasing through a self-directed brokerage account.

How orders are processed

Orders to buy, sell or exchange shares are processed on business days. Orders received in good form by a Portfolio, the Distributor, the Transfer Agent or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the New York Stock Exchange closes early) will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called the trade date. Banc of America Funds may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received.

FUNDamentals™
Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Portfolios’ net asset value is not calculated and the Portfolios do not accept buy or sell orders.

Buying shares

Here are some general rules for buying shares:

■	You buy Class Z shares at net asset value per share.

■	Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.
■	Shares purchased are recorded on the books of each Portfolio. We don’t issue certificates.

■

Financial institutions and intermediaries are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.

Selling shares

Here are some general rules for selling shares:

■

If you paid for your shares by check or by wire from your bank account as an Automated Clearing House (ACH) transaction, Banc of America Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

■	Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

■	Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell shares.

■	We can delay payment of the sale proceeds for up to seven days.

■	Other restrictions may apply to retirement plan accounts. For more information about these restrictions please contact your retirement plan administrator.

Exchanging shares

You can sell shares of each Portfolio to buy shares of another Portfolio. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

Here’s how exchanges work:

■	You can exchange Z shares of a Portfolio for Class Z shares of any other Portfolio.

■	The rules for buying shares of each Portfolio, including any minimum investment requirements, apply to exchanges into that Portfolio.

■	You may only make exchanges into a Portfolio that is legally sold in your state of residence.

■	You generally may only make an exchange into a Portfolio that is accepting investments.

■	Banc of America Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

69

Buying, Selling and Exchanging Shares

The Portfolios cannot be exchanged for shares of the Underlying Funds or for shares of other mutual funds that are managed by the Advisor.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers may enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Portfolios are intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Banc of America Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Portfolios discourage and do not accommodate excessive trading.

The Portfolios reserve the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Portfolios may in their discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Portfolios or their agents determine that accepting the order could interfere with efficient management of the Portfolios or is otherwise contrary to the Portfolios’ best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If a Portfolio detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Portfolio followed by a sale or exchange out of the Portfolio. A “material” round trip is one that is deemed by the Portfolio to be material in terms of its amount or its potential detrimental impact on the Portfolio.

Independent of this limit, the Portfolios may, in their discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Portfolios using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Portfolios retain the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Portfolios take various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Portfolios receive buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products.

70

Buying, Selling and Exchanging Shares

These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Portfolios’ ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Portfolios’ efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Portfolios seek to act in a manner that they believe is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Portfolios’ long-term shareholders and may create the following adverse effects:

■	negative impact on the Portfolios’ performance;

■	potential dilution of the value of the Portfolios’ shares;

■

interference with the efficient management of the Portfolios’ portfolios, such as the need to maintain undesirably large cash positions, the need to use their line of credit or the need to buy or sell securities they otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Portfolios’ remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

71

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

Each Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Portfolio won’t have to pay any federal income tax on undistributed income and gains. Each Portfolio intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, each Portfolio will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Portfolios may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Portfolios usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Portfolios generally pay cash distributions within five business days after the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

Each Portfolio will automatically reinvest distributions in additional shares of the same share class of the Portfolio unless you inform us you want to receive your distributions in cash. You can do this by contacting Banc of America Funds at the address or telephone number on the back cover. No sales charges apply to the purchase or sale of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Portfolio shares shortly before a Portfolio makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Portfolios’ distribution schedule above before you invest.

Similarly, if you buy shares of a Portfolio when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Portfolio sells those securities and distributes the realized gain. This distribution is also subject to tax. The Portfolios may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of a Portfolio when it has capital loss carryforwards, the Portfolio may have the ability to offset future capital gains realized by the Portfolio that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

72

Distributions and Taxes

Taxes and Your Investment

Each Portfolio will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

Each Portfolio intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Portfolio’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of a Portfolio.

■

Distributions of a Portfolio’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of a Portfolio’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long a Portfolio has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Portfolio shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to a Portfolio’s dividends received from certain U.S. and foreign corporations, as long as the Portfolio meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.
■

A sale or exchange of Portfolio shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Portfolio shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Portfolio shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

Each Portfolio is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Portfolio that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Portfolio that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Portfolios. It is not intended as a substitute for careful tax planning. Your investment in the Portfolios may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Portfolio shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolios, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

73

Financial Highlights

The financial highlights tables are designed to help you understand how the each Portfolio has performed for the past five full fiscal years, or if shorter, the Portfolio’s period of operations. Certain information reflects financial results for a single Portfolio share. The total return line indicates how much an investment in each Portfolio would have earned each period assuming all dividends and distributions had been reinvested.

Each Portfolio’s performance since inception has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the Portfolio from the Advisor and the payment by the Portfolio of its expenses. This timing difference resulted in each Portfolio having additional cash that was invested in the Underlying Funds, in turn producing incremental returns to the Portfolio based on the investment performance of these Underlying Funds. Due to the relatively small size of each Portfolio, the positive impact on performance from the investment of the additional cash was significant. The Portfolios do not anticipate that this positive impact on their performance will be sustainable in the future.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Portfolios’ financial statements, is included in the Portfolios’ annual reports. The independent registered public accounting firm’s report and the Portfolios’ financial statements are also incorporated by reference into the SAI.

Banc of America Retirement 2005 Portfolio – Class Z Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.44	$10.00
Income from Investment Operations:
Net Investment Income(b)(c)	0.51	0.30
Net Realized and Unrealized Gain on Investments	1.38	1.14
Total from Investment Operations	1.89	1.44
Less Distributions to Shareholders:
From Net Investment Income	(0.48)	—
From Net Realized Gains	(0.15)	—
Total Distributions to Shareholders	(0.63)	—
Net Asset Value, End of Period	$12.70	$11.44
Total Return(d)(e)	17.13%	14.40	%(f)
Ratios to Average Net Assets/Supplemental Data:
Expenses(g)	0.10%	0.10	%(h)
Waiver/Reimbursement	118.11%	507.39	%(h)
Net Investment Income(c)	4.17%	6.91	%(h)
Portfolio turnover rate	65%	49	%(f)
Net Assets, End of Period (000’s)	$1,048	$11

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

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Financial Highlights

Banc of America Retirement 2010 Portfolio – Class Z Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.48	$10.00
Income from Investment Operations:
Net Investment Income(b)(c)	0.52	0.29
Net Realized and Unrealized Gain on Investments	1.46	1.19
Total from Investment Operations	1.98	1.48
Less Distributions to Shareholders:
From Net Investment Income	(0.43)	—
From Net Realized Gains	(0.16)	—
Total Distributions to Shareholders	(0.59)	—
Net Asset Value, End of Period	$12.87	$11.48
Total Return(d)(e)	17.86%	14.80	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net Expenses(g)	0.10%	0.10	%(h)
Waiver/Reimbursement	91.32%	518.19	%(h)
Net Investment Income(c)	4.21%	6.56	%(h)
Portfolio Turnover Rate	118%	50	%(f)
Net Assets, End of Period (000’s)	$1,511	$22

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

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Financial Highlights

Banc of America Retirement 2015 Portfolio – Class Z Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.05	$10.00
Income from Investment Operations:
Net Investment Income(b)(c)	0.44	0.08
Net Realized and Unrealized Gain on Investments	1.32	0.97
Total from Investment Operations	1.76	1.05
Less Distributions to Shareholders:
From Net Investment Income	(0.16)	—
From Net Realized Gains	— (d)	—
Total Distributions to Shareholders	(0.16)	—
Net Asset Value, End of Period	$12.65	$11.05
Total Return(e)(f)	16.08%	10.50	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net Expenses(h)	0.10%	0.10	%(i)
Waiver/Reimbursement	14.66%	30.87	%(i)
Net Investment Income(c)	3.84%	1.77	%(i)
Portfolio Turnover Rate	175%	6	%(g)
Net Assets, End of Period (000’s)	$1,769	$2,809

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(i)	Annualized.

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Financial Highlights

Banc of America Retirement 2020 Portfolio – Class Z Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.51	$10.00
Income from Investment Operations:
Net Investment Income(b)(c)	0.39	0.25
Net Realized and Unrealized Gain on Investments	1.91	1.26
Total from Investment Operations	2.30	1.51
Less Distributions to Shareholders:
From Net Investment Income	(0.39)	—
From Net Realized Gains	(0.16)	—
Total Distributions to Shareholders	(0.55)	—
Net Asset Value, End of Period	$13.26	$11.51
Total Return(d)(e)	20.62%	15.10	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net Expenses(g)	0.10%	0.10	%(h)
Waiver/Reimbursement	95.41%	499.41	%(h)
Net Investment Income(c)	3.08%	5.84	%(h)
Portfolio Turnover Rate	57%	48	%(f)
Net Assets, End of Period (000’s)	$1,375	$15

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

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Financial Highlights

Banc of America Retirement 2025 Portfolio – Class Z Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$10.93	$10.00
Income from Investment Operations:
Net Investment Income(b)(c)	0.42	0.07
Net Realized and Unrealized Gain on Investments	1.57	0.86
Total from Investment Operations	1.99	0.93
Less Distributions to Shareholders:
From Net Investment Income	(0.15)	—
From Net Realized Gains	(0.01)	—
Total Distributions to Shareholders	(0.16)	—
Net Asset Value, End of Period	$12.76	$10.93
Total Return(d)(e)	18.36%	9.30	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net Expenses(g)	0.10%	0.10	%(h)
Waiver/Reimbursement	15.90%	24.82	%(h)
Net Investment Income(c)	3.71%	1.45	%(h)
Portfolio Turnover Rate	142%	6	%(f)
Net Assets, End of Period (000’s)	$1,432	$3,439

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

78

Financial Highlights

Banc of America Retirement 2030 Portfolio – Class Z Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.33	$10.00
Income from Investment Operations:
Net Investment Income(b)(c)	0.35	0.20
Net Realized and Unrealized Gain on Investments	1.94	1.13
Total from Investment Operations	2.29	1.33
Less Distributions to Shareholders:
From Net Investment Income	(0.29)	—
From Net Realized Gains	(0.11)	—
Total Distributions to Shareholders	(0.40)	—
Net Asset Value, End of Period	$13.22	$11.33
Total Return(d)(e)	20.74%	13.30	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net Expenses(g)	0.10%	0.10	%(h)
Waiver/Reimbursement	83.46%	361.18	%(h)
Net Investment Income(c)	2.81%	5.42	%(h)
Portfolio Turnover Rate	35%	40	%(f)
Net Assets, End of Period (000’s)	$1,590	$39

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

79

Financial Highlights

Banc of America Retirement 2035 Portfolio – Class Z Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$10.94	$10.00
Income from Investment Operations:
Net Investment Income(b)(c)	0.39	0.05
Net Realized and Unrealized Gain on Investments	1.73	0.89
Total from Investment Operations	2.12	0.94
Less Distributions to Shareholders:
From Net Investment Income	(0.14)	—
From Net Realized Gains	(0.01)	—
Total Distributions to Shareholders	(0.15)	—
Net Asset Value, End of Period	$12.91	$10.94
Total Return(d)(e)	19.57%	9.40	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net Expenses(g)	0.10%	0.10	%(h)
Waiver/Reimbursement	14.60%	27.33	%(h)
Net Investment Income(c)	3.34%	1.08	%(h)
Portfolio Turnover Rate	161%	5	%(f)
Net Assets, End of Period (000’s)	$1,864	$3,105

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

80

Financial Highlights

Banc of America Retirement 2040 Portfolio – Class Z Shares

	Year Ended October 31, 2007	Period Ended October 31, 2006(a)
Net Asset Value, Beginning of Period	$11.35	$10.00
Income from Investment Operations:
Net Investment Income(b)(c)	0.29	0.18
Net Realized and Unrealized Gain on Investments	2.15	1.17
Total from Investment Operations	2.44	1.35
Less Distributions to Shareholders:
From Net Investment Income	(0.18)	—
From Net Realized Gains	(0.05)	—
Total Distributions to Shareholders	(0.23)	—
Net Asset Value, End of Period	$13.56	$11.35
Total Return(d)(e)	21.76%	13.50	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net Expenses(g)	0.10%	0.10	%(h)
Waiver/Reimbursement	29.01%	372.12	%(h)
Net Investment Income(c)	2.26%	4.26	%(h)
Portfolio Turnover Rate	44%	38	%(f)
Net Assets, End of Period (000’s)	$2,433	$48

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

81

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Portfolios, including investment advisory fees and other Portfolio costs, on each Portfolio’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of each Portfolio, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratio used for the Portfolios, which is the same as that stated in the Annual Portfolio Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. The expense ratios include the net expense ratios of the Underlying Funds. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, but do not reflect any contingent deferred sales charges, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Banc of America Retirement 2005 Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.63%	4.37%	$10,437.00	$64.38
2	10.25%	118.84%	-114.44%	-$1,444.48	$5,343.36
3	15.76%	118.84%	-98.00%	$199.92	-$739.52
4	21.55%	118.84%	-100.28%	-$27.67	$102.35
5	27.63%	118.84%	-99.96%	$3.83	-$14.17
6	34.01%	118.84%	-100.01%	-$0.53	$1.96
7	40.71%	118.84%	-100.00%	$0.07	-$0.27
8	47.75%	118.84%	-100.00%	-$0.01	$0.04
9	55.13%	118.84%	-100.00%	$0.00	-$0.01
10	62.89%	118.84%	-100.00%	$0.00	$0.00
Total Gain After Fees and Expenses				-$10,000.00
Total Annual Fees and Expenses Paid					$4,758.12

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

82

Hypothetical Fees and Expenses

Banc of America Retirement 2010 Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.65%	4.35%	$10,435.00	$66.41
2	10.25%	92.04%	-86.48%	$1,352.38	$5,424.55
3	15.76%	92.04%	-98.25%	$175.27	$703.02
4	21.55%	92.04%	-99.77%	$22.71	$91.11
5	27.63%	92.04%	-99.97%	$2.94	$11.80
6	34.01%	92.04%	-100.00%	$0.38	$1.53
7	40.71%	92.04%	-100.00%	$0.05	$0.20
8	47.75%	92.04%	-100.00%	$0.01	$0.03
9	55.13%	92.04%	-100.00%	$0.00	$0.00
10	62.89%	92.04%	-100.00%	$0.00	$0.00
Total Gain After Fees and Expenses				-$10,000.00
Total Annual Fees and Expenses Paid					$6,298.65

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Banc of America Retirement 2015 Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.74%	4.26%	$10,426.00	$75.58
2	10.25%	15.41%	-6.59%	$9,340.65	$1,523.02
3	15.76%	15.41%	-16.32%	$8,368.29	$1,364.47
4	21.55%	15.41%	-25.03%	$7,497.15	$1,222.43
5	27.63%	15.41%	-32.83%	$6,716.70	$1,095.18
6	34.01%	15.41%	-39.83%	$6,017.49	$981.17
7	40.71%	15.41%	-46.09%	$5,391.07	$879.03
8	47.75%	15.41%	-51.70%	$4,829.86	$787.52
9	55.13%	15.41%	-56.73%	$4,327.07	$705.54
10	62.89%	15.41%	-61.23%	$3,876.62	$632.09
Total Gain After Fees and Expenses				-$6,123.38
Total Annual Fees and Expenses Paid					$9,266.03

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

83

Hypothetical Fees and Expenses

Banc of America Retirement 2020 Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.66%	4.34%	$10,434.00	$67.43
2	10.25%	96.14%	-90.76%	$924.45	$5,460.01
3	15.76%	96.14%	-99.18%	$81.91	$483.76
4	21.55%	96.14%	-99.93%	$7.26	$42.86
5	27.63%	96.14%	-99.99%	$0.64	$3.80
6	34.01%	96.14%	-100.00%	$0.06	$0.34
7	40.71%	96.14%	-100.00%	$0.01	$0.03
8	47.75%	96.14%	-100.00%	$0.00	$0.00
9	55.13%	96.14%	-100.00%	$0.00	$0.00
10	62.89%	96.14%	-100.00%	$0.00	$0.00
Total Gain After Fees and Expenses				-$10,000.00
Total Annual Fees and Expenses Paid					$6,058.23

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Banc of America Retirement 2025 Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.76%	4.24%	$10,424.00	$77.61
2	10.25%	16.67%	-7.92%	$9,207.52	$1,636.29
3	15.76%	16.67%	-18.67%	$8,133.00	$1,445.33
4	21.55%	16.67%	-28.16%	$7,183.88	$1,276.66
5	27.63%	16.67%	-36.54%	$6,345.52	$1,127.68
6	34.01%	16.67%	-43.95%	$5,605.00	$996.08
7	40.71%	16.67%	-50.49%	$4,950.90	$879.83
8	47.75%	16.67%	-56.27%	$4,373.13	$777.16
9	55.13%	16.67%	-61.37%	$3,862.79	$686.46
10	62.89%	16.67%	-65.88%	$3,412.00	$606.35
Total Gain After Fees and Expenses				-$6,588.00
Total Annual Fees and Expenses Paid					$9,509.45

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

84

Hypothetical Fees and Expenses

Banc of America Retirement 2030 Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.70%	4.30%	$10,430.00	$71.51
2	10.25%	84.22%	-78.33%	$2,167.35	$5,304.74
3	15.76%	84.22%	-95.50%	$450.38	$1,102.33
4	21.55%	84.22%	-99.06%	$93.59	$229.07
5	27.63%	84.22%	-99.81%	$19.45	$47.60
6	34.01%	84.22%	-99.96%	$4.04	$9.89
7	40.71%	84.22%	-99.99%	$0.84	$2.05
8	47.75%	84.22%	-100.00%	$0.17	$0.43
9	55.13%	84.22%	-100.00%	$0.04	$0.09
10	62.89%	84.22%	-100.00%	$0.01	$0.02
Total Gain After Fees and Expenses				-$9,999.99
Total Annual Fees and Expenses Paid					$6,767.73

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Banc of America Retirement 2035 Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.80%	4.20%	$10,420.00	$81.68
2	10.25%	15.41%	-6.65%	$9,335.28	$1,522.14
3	15.76%	15.41%	-16.37%	$8,363.48	$1,363.69
4	21.55%	15.41%	-25.07%	$7,492.84	$1,221.73
5	27.63%	15.41%	-32.87%	$6,712.84	$1,094.55
6	34.01%	15.41%	-39.86%	$6,014.03	$980.61
7	40.71%	15.41%	-46.12%	$5,387.97	$878.52
8	47.75%	15.41%	-51.73%	$4,827.08	$787.07
9	55.13%	15.41%	-56.75%	$4,324.58	$705.14
10	62.89%	15.41%	-61.26%	$3,874.39	$631.73
Total Gain After Fees and Expenses				-$6,125.61
Total Annual Fees and Expenses Paid					$9,266.86

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

85

Hypothetical Fees and Expenses

Banc of America Retirement 2040 Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.78%	4.22%	$10,422.00	$79.65
2	10.25%	29.80%	-21.63%	$7,837.34	$2,720.64
3	15.76%	29.80%	-41.06%	$5,893.68	$2,045.92
4	21.55%	29.80%	-55.68%	$4,432.05	$1,538.53
5	27.63%	29.80%	-66.67%	$3,332.90	$1,156.98
6	34.01%	29.80%	-74.94%	$2,506.34	$870.05
7	40.71%	29.80%	-81.15%	$1,884.77	$654.28
8	47.75%	29.80%	-85.83%	$1,417.35	$492.02
9	55.13%	29.80%	-89.34%	$1,065.85	$370.00
10	62.89%	29.80%	-91.98%	$801.52	$278.24
Total Gain After Fees and Expenses				-$9,198.48
Total Annual Fees and Expenses Paid					$10,206.31

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

86

Banc of America Funds

For More Information

You’ll find more information about the Banc of America Funds and other Columbia Funds in the documents described below. Contact Banc of America Funds as follows to obtain these documents free of charge:

By Telephone: c/o Banc of America Investment Services, Inc.,

800.926.1111

Online: www.bancofamericafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Portfolios’ investments is available in the Portfolios’ annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during their last fiscal year.

Shareholder Communications with the Board

The Portfolios’ Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Portfolio to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Portfolios and their policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Portfolios (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Portfolios are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

The investment company registration number of Banc of America Funds Trust, of which the Portfolios are series, is 811-21862.

Banc of America Funds

Prospectus, March 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.bancofamericafunds.com

INT-36/149088-0308

Columbia Management®

BANC OF AMERICA FUNDS TRUST

Class A, Class C, Class R and Class Z Shares

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2008

Banc of America Funds
Banc of America Retirement 2005 Portfolio
Banc of America Retirement 2010 Portfolio
Banc of America Retirement 2015 Portfolio
Banc of America Retirement 2020 Portfolio
Banc of America Retirement 2025 Portfolio
Banc of America Retirement 2030 Portfolio
Banc of America Retirement 2035 Portfolio
Banc of America Retirement 2040 Portfolio

This Statement of Additional Information (SAI) is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with the Portfolios’ prospectuses dated March 1, 2008. The most recent annual reports for the Portfolios, which include the Portfolios’ audited financial statements dated October 31, 2007, are incorporated by reference into this SAI.

Copies of the Portfolios’ current prospectuses and annual and semi-annual reports may be obtained without charge by writing Banc of America Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081, by calling Banc of America Funds at 800.322.8222 or Banc of America Investment Services, Inc. at 800.926.1111 or by visiting the Banc of America Funds’ website at www.bancofamericafunds.com.

INT-39/150087-0308

2

SAI PRIMER

The SAI is a part of the Portfolios’ registration statement that is filed with the SEC. The registration statement includes the Portfolios’ prospectuses, the SAI and certain other exhibits. The SAI, and any supplements to it, can be found online at www.bancofamericafunds.com, or by accessing the SEC’s website at www.sec.gov.

The SAI generally provides additional information about the Portfolios that is not required to be in the Portfolios’ prospectuses. The SAI expands discussions of certain matters described in the Portfolios’ prospectuses and provides certain additional information about the Portfolios that may be of interest to some investors. Among other things, the SAI provides information about:

•	the organization of the Trust;

•	the Portfolios’ investments;

•	the Portfolios’ investment advisor, investment sub-advisor(s) (if any) and other service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest;

•	the governance of the Portfolios;

•	the Portfolios’ brokerage practices;

•	the share classes offered by the Portfolios;

•	the purchase, redemption and pricing of Portfolio shares; and

•	the application of federal income tax laws.

Investors may find this information important and helpful. If you have any questions about the Portfolios, please call Banc of America Funds at 800.322.8222 or Banc of America Investment Services, Inc. at 800.926.1111 contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI.

Glossary

1933 Act	Securities Act of 1933, as amended

1934 Act	Securities Exchange Act of 1934, as amended

1940 Act	Investment Company Act of 1940, as amended

Administration Agreement	The administration agreement between the Trust, on behalf of the Portfolios, and the Administrator

Administrator	Columbia Management Advisors, LLC

Advisor	Columbia Management Advisors, LLC

AMEX	American Stock Exchange

BAI	Banc of America Investment Services, Inc.

BAS	Banc of America Securities LLC

Banc of America Funds, the Portfolio(s) or a Portfolio	One or more of the open-end management investment companies listed on the front cover of this SAI that are series of the Trust

Bank of America	Bank of America Corporation

3

BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.

Board	The Trust’s Board of Trustees

CMOs	Collateralized mortgage obligations

Code	Internal Revenue Code of 1986, as amended

Codes of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act

Columbia Funds Complex	The mutual fund complex that is comprised of the open-end investment management companies advised by the Advisor or its affiliates and principally underwritten by Columbia Management Distributors, Inc., as that term is defined under Item 12 of Form N-1A

Columbia Funds or Columbia Funds Family	The fund complex that is comprised of the open-end investment management companies advised by the Advisor or its affiliates and principally underwritten by Columbia Management Distributors, Inc.

Custodian	State Street Bank and Trust Company

Distributor	Columbia Management Distributors, Inc.

Distribution Agreement	The distribution agreement between the Trust, on behalf of the Portfolios, and the Distributor

Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Portfolios’ shares

Fitch	Fitch Investors Service, Inc.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

Independent Trustees	The Trustees of the Board who are not “interested persons” of the Portfolios as defined in the 1940 Act

International/Global Equity Fund(s)	One or more of the international/global equity funds in the Columbia Funds Family

Investment Advisory Agreement	The investment advisory agreement between the Trust, on behalf of the Portfolios, and the Advisor

IRS	United States Internal Revenue Service

LIBOR	London Interbank Offered Rate

Money Market Fund(s)	One or more of the money market funds in the Columbia Funds Family

Moody’s	Moody’s Investors Service, Inc.

NASDAQ	National Association of Securities Dealers Automated Quotations system

NRSRO	Nationally recognized statistical ratings organization (such as Moody’s, Fitch or S&P)

NSCC	National Securities Clearing Corporation

NYSE	New York Stock Exchange

4

Principal Underwriter	Columbia Management Distributors, Inc.

REIT	Real estate investment trust

RIC	A “regulated investment company,” as such term is used in the Internal Revenue Code of 1986, as amended

S&P	Standard & Poor’s Corporation (“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Columbia Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Columbia Funds).

SAI	This Statement of Additional Information

SEC	United States Securities and Exchange Commission

Selling Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor

Servicing Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the Distributor

Transfer Agency Agreement	The transfer agency agreement between the Trust, on behalf of the Portfolios, and Columbia Management Services, Inc.

Transfer Agent	Columbia Management Services, Inc.

The Trust	Banc of America Funds Trust, the registered investment company in the Columbia Funds Family to which this SAI relates

Trustee(s)	One or more of the Board’s Trustees

Underlying Fund(s)	One or more of the underlying mutual funds in which a “fund of funds” in the Columbia Funds Family, including a Portfolio that is the subject of this SAI, invests all or a portion of its assets

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ABOUT THE TRUST

The Trust is a registered investment company under the 1940 Act within the Columbia Funds Family. Columbia Funds offers over 100 mutual funds in all major asset classes, and the Advisor had approximate assets under management of $370.2 billion as of December 31, 2007.

The Trust was organized as a Delaware statutory trust on February 21, 2006.

Each of the Portfolios in the Trust represents a series of the Trust and is an open-end diversified management investment company.

Each of the Portfolios is a “fund of funds” that invests its assets in a mix of Underlying Funds using an asset allocation approach.

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ABOUT THE PORTFOLIOS’ INVESTMENTS

The investment objective, principal investment strategies (i.e., as used in this SAI and the corresponding prospectuses, a strategy which generally involves the ability to invest 10% or more of a Portfolio’s total assets) and related principal investment risks for each Portfolio are discussed in each Portfolio’s prospectuses.

Certain Investment Activity Limits

The overall investment and other activities of the Advisor and its affiliates may limit the investment opportunities for each Portfolio in certain markets where limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, each Portfolio’s activities also may be restricted because of regulatory restrictions applicable to the Advisor and its affiliates and/or because of their internal policies. See Investment Advisory and Other Services — Other Roles and Relationships of Bank of America and its Affiliates — Certain Conflicts of Interest.

Fundamental and Non-Fundamental Investment Policies

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Portfolio supplements the discussion of investment policies in the Portfolio’s prospectuses. A fundamental policy may be changed only with Board and shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval, but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Portfolio’s acquisition of such security or asset. Borrowings and other instruments that may give rise to leverage and the restriction on investing in illiquid securities are monitored on an ongoing basis.

Fundamental Investment Policies

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Portfolio, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

1. Each Portfolio may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies.

2. Each Portfolio may not purchase or sell real estate, except a Portfolio may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

3. Each Portfolio may not purchase or sell commodities, except that a Portfolio may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

4. Each Portfolio may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to

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obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolios.

5. Each Portfolio may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolios.

6. Each Portfolio may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolios.

Non-Fundamental Policies

1. Each Portfolio may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act, the rules thereunder, and any orders obtained thereunder now or in the future. Any fund that is purchased by a Portfolio in reliance on Section 12(d)(1)(G) of the 1940 Act or an exemptive order granting relief from Section 12(d)(1)(G) will not purchase shares of a registered open-end investment company in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act. Funds in a master/feeder structure generally invest in the securities of one or more open-end management investment companies pursuant to various provisions of the 1940 Act.

2. Each Portfolio may not invest or hold more than 15% of the Portfolio’s net assets in illiquid securities. For this purpose, illiquid securities include, among others: (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale; (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days; and (iii) repurchase agreements not terminable within seven days.

3. Each Portfolio may invest in futures or options contracts regulated by the CFTC for: (i) bona fide hedging purposes within the meaning of the rules of the CFTC; and (ii) for other purposes if, as a result, no more than 5% of a Portfolio’s net assets would be invested in initial margin and premiums (excluding amounts “in-the-money”) required to establish the contracts.

4. Each Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Portfolio’s total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily.

5. Each Portfolio may not make investments for the purpose of exercising control of management. (Investments by the Portfolio in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.)

6. Each Portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales “against the box”) or the Portfolio segregates assets in the amount at least equal to the underlying security or asset.

7. To the extent a Portfolio is subject to Rule 35d-1 under the 1940 Act (the “Names Rule”), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, it has adopted the following non-fundamental policy: Shareholders will receive at least 60 days’ notice of any change to a Portfolio’s investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

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Exemptive Orders

In addition to the policies outlined above, the Columbia Funds Family has received the following exemptive orders from the SEC which enable the Portfolios to participate in certain transactions beyond the investment limitations described above or described in otherwise applicable restrictions:

1. Pursuant to an exemptive order dated October 5, 1993, all current and future Funds advised by CMA, including the Portfolios, may, subject to certain conditions, pool their uninvested cash balances in one or more joint accounts and use the daily balance of such accounts to enter into repurchase agreements, including the condition that such agreements have a maturity of not more than seven days.

2. Pursuant to an exemptive order dated September 5, 2003, a Portfolio may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Portfolio investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Permissible Investments and Related Risks

Each Portfolio’s prospectuses identify and summarize the individual types of securities in which the Portfolio invests as part of its principal investment strategies and the risks associated with such investments.

The 1940 Act normally prohibits mutual funds from investing in other mutual funds beyond certain limits. Because each Portfolio is a “fund-of-funds,” each takes advantage of a rule under the 1940 Act that allows it to exceed those limits subject to certain conditions. Accordingly, each Portfolio may: (i) own more than 3% of the total outstanding stock of an Underlying Fund, other than another Portfolio; (ii) invest more than 5% of its assets in any one such Underlying Fund; and (iii) invest more than 10% of its assets, collectively, in Underlying Fund shares.

Each Portfolio will concentrate more than 25% of its assets in the mutual fund industry. However, the Underlying Funds will not concentrate 25% or more of their total assets in any one industry unless they are permitted or required to do so in accordance with their own investment objective and principal investment strategies.

The table below identifies for each Portfolio the types of securities in which it is permitted to invest, including those described in each Portfolio’s prospectuses. A Portfolio generally has the ability to invest 10% or more of its total assets in the types of securities described in its prospectuses. To the extent a type of security identified below for a Portfolio is not described in a Portfolio’s prospectuses, the Portfolio generally invests less than 10% of the Portfolio’s total assets in such security type.

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Information about individual types of securities (including certain of their associated risks) in which some or all of the Underlying Funds (collectively, in this section, referred to as a Fund or the Funds) may invest is set forth below. Each Fund’s investment in these types of securities is subject to its investment objective and fundamental and non-fundamental investment policies.

Each Portfolio may temporarily invest in money market investments or hold cash. It may do so without limit, when the Advisor: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While a Portfolio engages in such strategies, it may not achieve its investment objective.

See also About the Portfolios’ Investments — Permissible Investments and Related Risks — Money Market Instruments.

Permissible Portfolio Investments

Investment Type	Banc of America Retirement 2005 Portfolio	Banc of America Retirement 2010 Portfolio	Banc of America Retirement 2015 Portfolio	Banc of America Retirement 2020 Portfolio	Banc of America Retirement 2025 Portfolio	Banc of America Retirement 2030 Portfolio	Banc of America Retirement 2035 Portfolio	Banc of America Retirement 2040 Portfolio
Asset-Backed Securities	✓	✓	✓	✓	✓	✓	✓	✓
Bank Obligations (Domestic and Foreign)	✓	✓	✓	✓	✓	✓	✓	✓
Common Stock	✓	✓	✓	✓	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓	✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓	✓	✓	✓	✓	✓
Derivatives	✓	✓	✓	✓	✓	✓	✓	✓
Index or Linked Securities (Structured Products)	✓	✓	✓	✓	✓	✓	✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Dollar Rolls	✓	✓	✓	✓	✓	✓	✓	✓
Foreign Currency Transactions	✓	✓	✓	✓	✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓	✓	✓	✓	✓
Guaranteed Investment Contracts	✓	✓	✓	✓	✓	✓	✓	✓
Illiquid Securities	✓	✓	✓	✓	✓	✓	✓	✓
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓	✓	✓
Money Market Instruments	✓	✓	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓	✓	✓	✓	✓	✓
Municipal Securities	✓	✓	✓	✓	✓	✓	✓	✓
Participation Interests	✓	✓	✓	✓	✓	✓	✓	✓
Preferred Stock	✓	✓	✓	✓	✓	✓	✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓	✓	✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Standby Commitments
Stripped Securities	✓	✓	✓	✓	✓	✓	✓	✓

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Investment Type	Banc of America Retirement 2005 Portfolio	Banc of America Retirement 2010 Portfolio	Banc of America Retirement 2015 Portfolio	Banc of America Retirement 2020 Portfolio	Banc of America Retirement 2025 Portfolio	Banc of America Retirement 2030 Portfolio	Banc of America Retirement 2035 Portfolio	Banc of America Retirement 2040 Portfolio
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓	✓	✓	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓	✓	✓

Asset-Backed Securities

Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of assets that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions that are tied to the payments made on the underlying assets (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders. Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. These securities, in turn, are either privately placed or publicly offered. One example of an asset-backed security is a structured investment vehicle (SIV). A SIV is an investment vehicle which buys high rated, long-dated assets using funding from a combination of commercial paper, medium-term notes and capital notes.

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

Declining or low interest rates may lead to a more rapid rate of repayment on the underlying assets, resulting in accelerated payments on asset-backed securities that then would be reinvested at a lesser rate of interest. Rising or high interest rates tend to lead to a slower rate of repayment on the underlying assets, resulting in slower than expected payments on asset-backed securities that can, in turn, lead to a decline in value. The impact of changing interest rates on the value of asset-backed securities may be difficult to predict and result in greater volatility. Holders of asset-backed securities generally have no recourse against the originator of the underlying assets in the event of a default on the underlying assets.

Bank Obligations (Domestic and Foreign)

Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may be issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank.

Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Banker’s acceptances are time drafts drawn on and accepted by banks and are a customary means of effecting payment for merchandise sold in import-export transactions and a general source of financing. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign (mainly European) banks with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered

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Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

Bank investment contracts are issued by banks. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of a bank. The bank then credits to the Fund payments at floating or fixed interest rates. A Fund also may hold funds on deposit with its custodian for temporary purposes.

Investing in bank obligations is subject to certain risks. Certain bank obligations, such as some CDs, are insured by the Federal Deposit Insurance Company (FDIC) up to certain specified limits. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality.

Common Stock

Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important corporate governance matters, and to receive dividend payments, if any, on their holdings. However, ownership of common stock does not entitle owners to participate in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE, AMEX or the Nasdaq Stock Market. Domestic and foreign corporations also may have their shares traded on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange.

Investing in common stocks is subject to certain risks. Stock market risk, for example, is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods of time, perhaps substantially or unexpectedly. Domestic and foreign stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The value of individual stocks will rise and fall based on factors specific to each company, such as changes in earnings or management, as well as general economic and market factors.

If a corporation is liquidated, the claims of secured and unsecured creditors and owners of debt securities and “preferred” stock take priority over the claims of those who own common stock.

Investing in common stocks also poses risks applicable to the particular type of company issuing the common stock. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, may be more reliant on singular products or services and are more vulnerable to larger competitors. Common stocks of these types of companies may have a higher potential for gains, but also may be subject to greater risk of loss.

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Investing in common stocks also poses risks applicable to a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector. When market conditions favorably affect, or are expected favorably to affect, an industry, the share prices of the common stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the share prices of the common stocks of companies in that industry to decline quickly.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). As such, convertible securities combine the investment characteristics of debt securities and equity securities but typically retain the investment characteristics of debt securities until they have been converted. A holder of convertible securities is entitled to receive the income of a bond, debenture or note or the dividend of a preferred stock until the conversion privilege is exercised. The market value of convertible securities generally is a function of, among other factors, interest rates, the rates of return of similar nonconvertible securities and the financial strength of the issuer. The market value of convertible securities tends to decline as interest rates rise and, conversely, to rise as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the rate of return of the convertible security. Because both interest rate and market movements can influence their value, convertible securities generally are not as sensitive to changes in interest rates as similar debt securities nor generally are they as sensitive to changes in share price as their underlying common stock.

Investing in convertible securities is subject to certain risks. Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses. Certain convertible securities may have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified exchange ratio. Certain convertible securities may be convertible at the option of the issuer, which may require a holder to convert the security into the underlying common stock, even at times when the value of the underlying common stock or other equity security has declined substantially.

In addition, some convertible securities may be rated below investment grade or may not be rated and, therefore, may be considered speculative investments. Companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with such companies. In addition, the credit rating of a company’s convertible securities generally is lower than that of its conventional debt securities. Convertible securities are senior to equity securities and have a claim to the assets of an issuer prior to the holders of the issuer’s common stock in the event of liquidation but generally are subordinate to similar non-convertible debt securities of the same issuer. Some convertible securities are particularly sensitive to changes in interest rates when their predetermined conversion price is much higher than the price for the issuing company’s common stock.

Corporate Debt Securities

Corporate debt securities are fixed income securities typically issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturity dates and secured or unsecured status. Commercial paper has the shortest term and usually is unsecured. The broad category of corporate debt securities

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includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry fixed, variable or floating rates of interest.

Extendible commercial notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend the notes’ maturity. ECNs are issued at a discount rate, with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date, the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated by an NRSRO as investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carries a relatively high degree of risk.

Investing in corporate debt securities is subject to certain risks including, among others, credit and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it becomes due. Some corporate debt securities that are rated below investment grade by an NRSRO generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than and, therefore, may be paid in full before, lower ranking (subordinated) securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than do corporate debt securities with shorter terms.

Derivatives

General

Derivatives are financial instruments whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity, like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; forward contracts on securities and securities indices; linked securities and structured products; CMOs; stripped securities; warrants; swap agreements and swaptions.

A Fund may use derivatives for a variety of reasons, including, for example: (i) to enhance its return; (ii) to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect its unrealized gains reflected in the value of its portfolios securities; (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; and/or (vi) to manage the effective maturity or duration of its portfolio.

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A Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. There is also a risk that the derivative will not correlate well with the security for which it is substituting. A Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that a Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.

A Fund may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables, including market conditions.

Index or Linked Securities (Structured Products)

General. Indexed or linked securities, also often referred to as “structured products,” are instruments that may have varying combinations of equity and debt characteristics. These instruments are structured to recast the investment characteristics of the underlying security or reference asset. If the issuer is a unit investment trust or other special purpose vehicle, the structuring will typically involve the deposit with or purchase by such issuer of specified instruments (such as commercial bank loans or securities) and/or the execution of various derivative transactions, and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

A Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in

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response to changes, as an illustration, in market interest rates at a rate that is a multiple of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. A Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities. The issuers of these securities frequently are limited purpose trusts or other special purpose vehicles that, in turn, invest in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on or linked to the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and/or principal that a Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. These securities generally are exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-, Commodity-, Currency- and Equity-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked or commodity-linked note depend on the performance of one or more market indices, such as the S&P 500 Index, a weighted index of commodity futures such as crude oil, gasoline and natural gas or the market prices of a particular commodity or basket of commodities. Equity-linked securities are short-term or intermediate term instruments having a value at maturity and/or interest rate determined by reference to the market prices of one or more equity securities. At maturity, the principal amount of an equity-linked debt security is often exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index, commodity, currency and equity-linked securities may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Advisor. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Advisor. Performance

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of the derivatives may be influenced by interest rate and other market changes in the United States and abroad, and certain derivative instruments may be illiquid.

Linked securities are often issued by unit investment trusts. Examples of this include such index-linked securities as S&P Depositary Receipts (SPDRs), which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index, and a type of exchange-traded fund (ETF). Because a unit investment trust is an investment company under the 1940 Act, a Fund’s investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500 Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, a Fund would continue to pay its own management and advisory fees and other expenses, as a result of which a Fund and its shareholders in effect would be absorbing levels of fees with respect to investments in such unit investment trusts.

Equity-linked securities include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES), and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and such equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Investing in structured products and linked securities is subject to certain risks. Because structured products typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products may be structured as a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher rates of return and present greater risks than unsubordinated structured products. Structured products sometimes are sold in private placement transactions and often have a limited trading market.

Investments in “linked” securities have the potential to lead to significant losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Fund to utilize linked-securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currency from emerging market countries, there are certain additional risks associated with such investments.

SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called “creation unit size” and are redeemable in-kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

Futures Contracts and Options on Futures Contracts

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of security or other asset called for in the contract at a specified delivery time for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of security or other asset called for in the

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contract at a specified delivery time for a stated price. The specific securities or other assets delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract was made. A Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying security or other asset. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act (CEA) by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency.

Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities or other assets currently owned or expected to be acquired by them. Speculators less often own the securities or other assets underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities or other assets. Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the CFTC and the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a “commodity pool operator” under the CEA, and, accordingly, they are not subject to registration or regulation as such under the CEA.

Upon entering into futures contracts, in compliance with the SEC’s requirements, cash or liquid securities, equal in value to the amount of a Fund’s obligation under the contract (less any applicable margin deposits and any assets that constitute “cover” for such obligation), will be segregated with a Fund’s custodian.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract, although a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities in order to initiate and maintain open positions in futures contracts. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions, in that futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit intended to assure completion of the contract (delivery or acceptance of the underlying security or other asset) that is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Minimum initial margin requirements are established by the relevant futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. Subsequent payments, called “variation margin,” to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or other asset fluctuates, a process known as “marking to market.” If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional variation margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made for as long as the contract remains open. A Fund expects to earn interest income on its margin deposits.

Although futures contracts by their terms call for actual delivery or acceptance of securities or other assets (stock index futures contracts or futures contracts that reference other intangible assets do not permit delivery of the referenced assets), the contracts usually are closed out before the settlement date without the making or taking of delivery. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of taking such action would be to reduce or eliminate the hedge position then currently held by a Fund. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract (i.e., the same aggregate amount of the specific type of security or other asset with the same delivery date) to terminate the position. Final determinations are made as to whether the price of the initial sale of the futures contract exceeds or is below the price of the offsetting purchase, or whether the purchase price exceeds or is below the offsetting sale price. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or a gain. Brokerage commissions are incurred when a futures contract is bought or sold.

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Successful use of futures contracts by a Fund is subject to the Advisor’s ability to predict correctly movements in the direction of interest rates and other factors affecting securities and commodities markets. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Fund, therefore, bears the risk that future market trends will be incorrectly predicted.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

In the event of adverse price movements, a Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if a Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

To reduce or eliminate a hedge position held by a Fund, a Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract, which may limit a Fund’s ability to realize its profits or limit its losses. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions, closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of interest rate futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling bonds with short maturities and investing in bonds with long maturities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges—principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange.

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Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; GNMA modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. A Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates. A Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position in the index. A unit is the current value of the index. A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).

There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged.

Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index (the Index). This Index is composed of forty term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The forty prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

Options on Futures Contracts. A Fund may purchase and write call and put options on those futures contracts that it is permitted to buy or sell. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or other assets or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing purchase transaction will realize a gain or loss. There is no guarantee that such closing purchase transactions can be effected.

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A Fund will enter into written options on futures contracts only when, in compliance with the SEC’s requirements, cash or liquid securities equal in value to the underlying security’s or other asset’s value (less any applicable margin deposits) have been deposited in a segregated account. A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

Investments in futures options involve some of the same risks that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. There may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Successful use of index futures by a Fund is also subject to the Advisor’s ability to predict correctly movements in the direction of the market. It is possible that, for example, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in a Fund’s portfolio may decline. If this occurred, a Fund would lose money on the futures and also experience a decline in the value of its portfolio securities, as a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of its securities being hedged will not move to the same extent as do the prices of its put options on the stock indices. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, a Fund will lose part or all of the benefit of the increased values of those securities that it has hedged, because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market, and also because of the imperfect correlation between movements in an index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price

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movement during a particular trading day and, therefore, does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Index Futures Contracts. A Fund may also purchase and sell options on index futures contracts. Options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

There are various risks in connection with the use by a Fund of index futures as a hedging device. For example, a risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged; there can be no assurance that the Advisor will be successful in doing so.

Stock Options and Stock Index Options

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation (OCC). Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

There is a key difference between stock options and stock index options in connection with their exercise. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or a narrower market index, such as the S&P 100 Index. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

The successful use of a Fund’s options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly. When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless a Fund exercises the option or enters into a closing sale transaction for such option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since a Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

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The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. The writer in such circumstances would be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, a Fund will realize a loss equal to the premium paid. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at a time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, a Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Dealer (Over-the-Counter) Options. Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to dealer options. While a Fund might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if a Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction. Exchange-traded options generally have a continuous liquid market while dealer options more often may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, a Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While each Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with a Fund, no assurance exists that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to a Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes,

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a Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

A Fund generally will treat purchased dealer options as illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that a Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option.

Writing Covered Options. A Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with a Fund’s investment goal and policies. Call options written by a Fund give the purchaser the right to buy the underlying securities from a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price; put options give the purchaser the right to sell the underlying securities to a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price.

A Fund may write only covered options, which means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, a Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. A Fund may write combinations of covered puts and calls (straddles) on the same underlying security.

A Fund will receive a premium from writing a put or call option, which increases a Fund’s return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than the security’s then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by a Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an offsetting option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. A Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If a Fund writes a call option but does not own the underlying security, and when it writes a put option, a Fund may be required to deposit cash or securities with its broker as “margin” or collateral for its obligation to

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buy or sell the underlying security. As the value of the underlying security varies, a Fund may also have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing Put Options. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing Call Options. A Fund may purchase call options to hedge against an increase in the price of securities that a Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Swap Agreements

Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, commodity, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement.

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund’s exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

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Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund’s performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. Additionally, whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Advisor’s ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to attempt to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

The values of equity swaps can be very volatile. To the extent that the Advisor does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer

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a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

Dollar Rolls

Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar (same collateral type, coupon and maturity) securities on a specified future date and price. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls. A Fund foregoes principal and interest paid on the securities during the “roll” period. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities as well as the interest earned on the cash proceeds of the initial sale.

Dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase may decline below the repurchase price or that the transaction costs may exceed the return earned by a Fund from the transaction. Dollar rolls also involve risk to a Fund if the other party should default on its obligation and a Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction.

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Foreign Currency Transactions

Foreign currency transactions may be used to protect, to some extent, against uncertainty in the level of future currency exchange rates by establishing a fixed exchange rate. Foreign currency transactions may involve the purchase or sale of foreign currencies on a “spot” (cash) basis at the prevailing exchange rate or may involve “forward contracts” that allow a Fund to purchase or sell foreign currencies at a future date. Forward contracts may be used for “transaction hedging,” “position hedging” and “cross-hedging.” A Fund may use forward sale contracts to sell an amount of a foreign currency approximating the value of a Fund’s securities denominated in the foreign security when that foreign currency suffers a substantial decline against the U.S. dollar. A Fund may use forward purchase contracts to purchase a foreign currency when it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized if the value of the hedged currency increases.

Transaction hedging may allow a Fund to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest rate payment in a foreign currency. A Fund may use transaction hedging to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging may allow a Fund to protect against an adverse change in the relationship between the U.S. dollar and the applicable foreign currencies in which its portfolio securities are denominated. A Fund may use position hedging when it is believed that the U.S. dollar may suffer a decline against the foreign currency by entering into a forward purchase contract to purchase that foreign currency for a fixed dollar amount.

Cross-hedging may allow a Fund to enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall if there is a decline in the U.S. dollar value of the currency in which a Fund’s securities are denominated.

A Fund also may purchase exchange-listed and over-the-counter call and put options on foreign currencies and foreign currency contracts. Options on foreign currencies and foreign currency contracts give the holder a right to buy or sell the underlying foreign currencies or foreign currency contracts for a specified period of time and for a specified amount. The value of an option on foreign currencies or foreign currency contracts reflects the value of an exchange rate, which depends on the relative values of the U.S. dollar and the relevant foreign currency.

Engaging in foreign currency transactions is subject to certain risks. For example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the dollar value of any securities held by a Fund denominated in that currency. It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract, which may make it necessary for a Fund to purchase additional foreign currency on the spot market if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver at the time a Fund sells the security being hedged. The value of any currency, including the U.S. dollar, may be affected by political and economic factors applicable to the issuer’s country. The exchange rates of currencies also may be affected adversely by governmental actions. Transaction, position and cross-hedging do not eliminate fluctuations in the underlying prices of securities that a Fund owns or intends to purchase or sell and may limit the amount of potential gain that might result from the increase in value of the currency being hedged. Settlement procedures relating to a Fund’s foreign currency transactions may be more complex than those relating to investments in securities of U.S. issuers.

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Foreign Securities

Foreign securities include debt, equity and derivative securities that the Advisor determines are “foreign” based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors.

Foreign securities may include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are U.S. dollar-denominated receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are foreign currency-denominated receipts issued in Europe, typically by foreign banks or trust companies and foreign branches of domestic banks, that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of the depositary receipts.

Investing in foreign securities is subject to certain risks. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies or U.S. dollars, without a change in the intrinsic value of those securities. Additionally, the U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies by purchasing and selling forward foreign currency exchange contracts and foreign currency futures contracts and related options. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. A Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which would reduce the amount of income and capital gains available to distribute to a Fund’s shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; generally less publicly available information about companies; adverse impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those mandated for domestic companies.

Risks associated with investments in foreign securities are increased with respect to investments in emerging market countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging market securities also involves risks beyond the risks applicable to foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally, and some countries with

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emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.

Guaranteed Investment Contracts

Guaranteed investment contracts, or funding agreements, are debt instruments issued by insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Fund payments at negotiated, floating or fixed interest rates. A Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards.

Investing in guaranteed investment contracts is subject to certain risks. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Fund on seven days notice or less, at which time the investment may be considered illiquid under applicable SEC regulatory guidance and subject to certain restrictions.

Illiquid Securities

Illiquid securities are defined by a Fund consistent with SEC staff’s current guidance and interpretations which provide that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Subject to its investment policies, a Fund may invest in illiquid investments and may invest in certain restricted securities that are deemed to be illiquid securities.

Investments in Other Investment Companies

Investing in other investment companies may be a means by which a Fund seeks to achieve its investment objective. A Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, the rules and regulations thereunder and any exemptive orders currently or in the future obtained by a Fund from the SEC.

The 1940 Act generally requires that a Fund limit its investments in another investment company or series thereof so that, as determined at the time a securities purchase is made: (i) no more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) no more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) no more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a Fund or by companies controlled by the Fund. Such other investment companies may include ETFs, which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries.

Investing in other investment companies is subject to certain risks. Although a Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to be fully invested, there may be potential disadvantages. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. A shareholder may be charged fees not only on Fund shares held directly but also on the investment company shares that a Fund purchases.

In addition, investing in ETFs is subject to certain other risks. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track as well as to the risks of the specific sector or industry on which the ETF relates. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons.

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Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of other affiliated Columbia Funds, including the Money Market Funds, subject to certain conditions. Investing in affiliated Funds may present certain actual or potential conflicts of interest. For more information about such actual and potential conflicts of interest, see Investment Advisory and Other Services—Other Roles and Relationships of Bank of America and its Affiliates—Certain Conflicts of Interest.

Money Market Instruments

Money market instruments are high-quality, short-term debt obligations, which include: (i) bank obligations, including certificates of deposit, time deposits and bankers’ acceptances; (ii) funding agreements; (iii) repurchase agreements; (iv) obligations of the United States, foreign countries and supranational entities, and each of their subdivisions, agencies and instrumentalities; and (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities.

Investing in money market instruments is subject to certain risks. Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or its instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Mortgage-Backed Securities

Mortgage-backed securities are a type of asset-backed security and represent interests in, or debt instruments backed by, pools of underlying mortgages. In some cases, these underlying mortgages may be insured or guaranteed by the U.S. Government or its agencies. Mortgage-backed securities entitle the security holders to receive distributions that are tied to the payments made on the underlying mortgage collateral (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying mortgage collateral effectively pass through to such security holders. Mortgage-backed securities are created when mortgage originators (or mortgage loan sellers who have purchased mortgage loans from mortgage loan originators) sell the underlying mortgages to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying mortgage loans, and have a minimum denomination and specific term. The securities, in turn, are either privately placed or publicly offered.

Mortgage-backed securities may be issued or guaranteed by GNMA, FNMA, or the Federal Home Loan Mortgage Corporation (also known as Freddie Mac or FHLMC), but also may be issued or guaranteed by other issuers, including private companies. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its stock nor the securities it issues are insured or guaranteed by the U.S. Government. FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, “repackages” them and provides certain guarantees. FHLMC’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Mortgage-backed securities issued by FHLMC are not guaranteed as to timely payment of interest and principal by the U.S. Government.

CMOs are debt obligations issued by special-purpose trusts, collateralized by underlying mortgage assets. Principal prepayments on underlying mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a periodic basis. The principal and interest

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payments on the underlying mortgage assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgage assets are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Real estate mortgage investment conduits (REMICs) are entities that own mortgages and elect REMIC status under the Code and, like CMOs, issue debt obligations collateralized by underlying mortgage assets that have characteristics similar to those issued by CMOs.

Investing in mortgage-backed securities is subject to certain risks, including, among others, prepayment, market and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages more quickly than expected, which may affect the security’s average maturity and rate of return. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages also may be affected by home value appreciation, ease of the refinancing process and local economic conditions, among other factors. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities can be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, which in turn may decrease their value. Credit risk reflects the risk that a holder of mortgage-backed securities may not receive all or part of its principal because the issuer, any credit enhancer and/or the underlying mortgage borrower has defaulted on its obligations. Credit risk is increased for mortgage-backed securities that are subordinated to another security (i.e., if the holder of a mortgage-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). The more deeply subordinated the security, the greater the credit risk associated with the security will be. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. Government. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions.

Municipal Securities

Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Municipal securities can be classified into two principal categories, including “general obligation” bonds and other securities and “revenue” bonds and other securities. General obligation bonds are secured by the issuer’s full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as the user of the facility being financed. Municipal securities also may include “moral obligation” securities, which normally are issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the governmental entity that created the special purpose public authority.

Municipal securities may include municipal bonds, municipal notes and municipal leases. Municipal bonds are debt obligations of a governmental entity that obligate the municipality to pay the holder a specified sum of money at specified intervals and to repay the principal amount of the loan at maturity.

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Municipal notes may be issued by governmental entities and other tax-exempt issuers in order to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity payable from taxes or designated revenues expected to be received within the relevant fiscal period. Municipal notes generally have maturities of one year or less. Municipal notes can be subdivided into two sub-categories: (i) municipal commercial paper and (ii) municipal demand obligations.

Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold, for example, to meet seasonal working capital or interim construction financing needs of a governmental entity or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

Municipal demand obligations can be subdivided into two general types: variable rate demand notes and master demand obligations. Variable rate demand notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which a Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes generally provide that interest rates are adjustable at intervals ranging from daily to six months.

Master demand obligations are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes (but not necessarily for alternative minimum tax purposes). Although there is no secondary market for master demand obligations, such obligations are considered by a Fund to be liquid because they are payable upon demand.

Municipal lease obligations are participations in privately arranged loans to state or local government borrowers. In general, such loans are unrated, in which case they will be determined by the Advisor to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender.

Although lease obligations do not constitute general obligations of the municipal issuer to which the government’s taxing power is pledged, a lease obligation ordinarily is backed by the government’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses that provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a periodic basis. In the case of a “non-appropriation” lease, a Fund’s ability to recover under the lease in the event of non-appropriation or default likely will be limited to the repossession of the leased property in the event that foreclosure proves difficult.

Tender option bonds are municipal securities having relatively long maturities and bearing interest at a fixed interest rate substantially higher than prevailing short-term tax-exempt rates that is coupled with the agreement of a third party, such as a bank, broker/dealer or other financial institution, to grant the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. The financial institution receives periodic fees equal to the difference between the municipal security’s coupon rate and the rate that would cause the security to trade at face value on the date of determination.

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Investing in municipal securities is subject to certain risks. There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different rates of return while municipal securities of the same maturity and interest rate with different ratings may have the same rate of return.

The payment of principal and interest on most municipal securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

There are particular considerations and risks relevant to investing in a portfolio of a single state’s municipal securities, such as the greater risk of the concentration of portfolio holdings.

The Fund ordinarily purchases municipal securities whose interest, in the opinion of bond counsel, is excluded from gross income for federal income tax purposes. The opinion of bond counsel may assert that such interest is not an item of tax preference for the purposes of the alternative minimum tax or is exempt from certain state or local taxes. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result, reporting such income as taxable.

Participation Interests

Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes, that have been “packaged” by an intermediary, such as a bank or broker/dealer. Participation interests typically are issued by partnerships or trusts through which a Fund receives principal and interest payments that are passed through to the holder of the participation interest from the payments made on the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, as an initial purchaser, which are passed through to purchasers in the secondary market, such as a Fund. Mortgage-backed securities are a common type of participation interest.

Loan participations also are a type of participation interest. Loan participations are interests in loans that are administered by a lending bank or agent for a syndicate of lending banks and sold by the bank or syndicate members.

Investing in participation interests is subject to certain risks. Participation interests generally are subject to the credit risk associated with the underlying borrowers. If the underlying borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the borrower. A Fund also may be deemed a creditor of the lending bank or syndicate members and be subject to the risk that the lending bank or syndicate members may become insolvent.

Preferred Stock

Preferred stock represents units of ownership of a corporation that frequently have dividends that are set at a specified rate. Preferred stock has preference over common stock in the payment of dividends and the liquidation

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of assets. Preferred stock shares some of the characteristics of both debt and equity. Preferred stock ordinarily does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond.

Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by corporate bidders. Shares typically are bought and sold at face values generally ranging from $100,000 to $500,000 per share. The potential benefits of APS include:

•	Reduced interest rate risk: Because these securities generally reset within a short period of time, the exposure to interest rate risk is somewhat mitigated.

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Preservation of principal: The frequency of the dividend reset provisions makes APS an attractive cash management instrument. The auction reset mechanism generally assures that the shares will trade at par on the auction date. For those that reset frequently, the share price is not expected to fluctuate from par; however, the reset rate may reflect factors such as market conditions, demand and supply for a particular credit confidence in the issuer.

•	Credit quality: Most corporate APS carry an investment grade credit rating from both Moody’s and S&P; municipal APS typically carry the highest credit rating from both Moody’s and S&P (Aaa/AAA).

In addition to reinvestment risk if interest rates fall, some specific risks with regard to APS include:

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Failed auction: Such a breakdown of the auction process is unlikely; however, in the event that the process fails, the rate is reset at the maximum applicable rate, which is usually described in the prospectuses and typically is influenced by the issuer’s credit rating. In a failed auction, current shareholders generally are unable to sell some, or all, of the shares when the auction is completed. Typically, the liquidity for APS that have experienced a failed auction becomes very limited. If a failed auction were to occur, the shareholder may hold his or her shares until the next auction. Should there not be subsequent auctions that “cure” the failed process, the shareholder may: (1) hold the APS in anticipation of a refinancing by the issuer that would cause the APS to be called, or (2) hold securities either indefinitely or in anticipation of the development of a secondary market.

•	Early call risk: Although unlikely, the preferred shares are redeemable at any time, at the issuer’s option, at par plus accrued dividends.

Investing in preferred stock is subject to certain risks. For example, stock market risk is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and decline based on factors specific to each corporation, such as changes in earnings or management.

Investing in preferred stock also may involve the risks applicable to investing in a particular company. For example, stocks of smaller companies tend to have greater price fluctuations than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Stocks of these companies may have a higher potential for gains but also are subject to greater risk of loss.

Investing in preferred stock also may involve the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the

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prices of stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ stock to decline.

Private Placement and Other Restricted Securities

Private placement securities are securities that have been privately placed and are not registered under the 1933 Act. They are eligible for sale only to certain eligible investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. Private placement and other “restricted” securities often cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale.

Private placements typically may be sold only to qualified institutional buyers (or, in the case of the initial sale of certain securities, such as those issued in collateralized debt obligations or collateralized loan obligations, to accredited investors (as defined in Rule 501(a) under the 1933 Act), or in a privately negotiated transaction or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

Investing in private placement and other restricted securities is subject to certain risks. Private placements may be considered illiquid securities. Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value due to the absence of a trading market.

Real Estate Investment Trusts and Master Limited Partnerships

REITs are entities that either own properties or make construction or mortgage loans and also may include operating or finance companies. An equity REIT generally holds equity positions in real estate and seeks to provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties. A mortgage REIT generally specializes in lending money to owners of properties and passes through any interest income it may earn to its shareholders.

Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and the oil and gas industries, but they also may finance motion pictures, research and development and other projects.

REITs are subject to certain risks associated with direct ownership of real estate, including, for example, declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs also may be subject to interest rate risk. In general, increases in interest rates will decrease the value of high-yield securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for preferential tax treatment under the Code, which adversely could affect dividend payments. REITs also may not be diversified.

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Investing in master limited partnerships generally is subject to the risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. Additional risks include those associated with the specific industries in which a master limited partnership invests, such as the risks associated with investing in the real estate or oil and gas industries.

Repurchase Agreements

Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time subject to the obligation of a seller to repurchase and a Fund to resell such security at a fixed time and price (representing a Fund’s cost plus interest). Repurchase agreements also may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase. A Fund typically will enter into repurchase agreements only with commercial banks, registered broker/dealers and the Fixed Income Clearinghouse Corporation, and only with respect to the highest quality securities, such as U.S. Government obligations. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest.

Repurchase agreements generally are subject to counterparty risk. If a counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale and accrued interest are less than the resale price provided in the repurchase agreement including interest. In addition, if a seller becomes involved in bankruptcy or insolvency proceedings, a Fund may incur delays and costs in selling the underlying security, or may suffer a loss of principal and interest if, for example, a Fund is treated as an unsecured creditor and is required to return the underlying collateral to the seller or its assigns.

Reverse Repurchase Agreements

Reverse repurchase agreements are agreements under which a Fund sells a security subject to the obligation of a buyer to resell and a Fund to repurchase such security at a fixed time and price. Reverse repurchase agreements also may be viewed as borrowings made by a Fund.

Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

Standby Commitments

Standby commitments are securities under which a purchaser, usually a bank or broker/dealer, agrees to purchase, for a fee, an amount of a Fund’s municipal obligations. The amount payable by a bank or broker/dealer to purchase securities subject to a standby commitment typically will be substantially the same as the value of the underlying municipal securities. A Fund may pay for standby commitments either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a commitment.

Using standby commitments is subject to certain risks. Standby commitments are subject to the risk that a counterparty will not fulfill its obligation to purchase securities subject to a standby commitment.

Stripped Securities

Stripped securities are securities that evidence ownership in either the future interest or principal payments on an instrument. There are many different types and variations of stripped securities. For example, Separate

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Trading of Registered Interest and Principal Securities (STRIPs) can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through DTC, a clearing agency registered pursuant to Section 17A of the 1934 Act and created to hold securities for its participants, and to facilitate the clearance and settlement of securities transactions between participants through electronic computerized book-entries, thereby eliminating the need for physical movement of certificates. Treasury Investor Growth Receipts (TIGERs) are Treasury securities stripped by brokers. Stripped mortgage-backed securities, or SMBS, also can be issued by the U.S. Government or its agencies.

SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common types of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal.

Investing in stripped securities is subject to certain risks. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail fully to recoup its initial investment in such securities. The market value of the class consisting primarily or entirely of principal payments can be especially volatile in response to changes in interest rates. The rates of return on a class of SMBS that receives all or most of the interest are generally higher than prevailing market rates of return on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a greater risk that the initial investment will not be recouped fully.

U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved limited risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Warrants and Rights

Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock.

Warrants and rights may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights, such as when there is no movement in the market price or the market price of such securities declines.

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Zero-Coupon, Pay-in-Kind and Step-Coupon Securities

Zero-coupon securities do not pay interest on a current basis but instead accrue interest over the life of the security. These securities include, among others, zero-coupon bonds, which either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and zero-coupon securities are marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGERs or STRIPS. Zero-coupon bonds also are issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages are generally structured in the same fashion as zero-coupon bonds; the certificate of deposit holder or mortgage holder receives face value at maturity and no payments until then.

Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or to give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

Zero-coupon, step-coupon and pay-in-kind securities holders generally have substantially all the rights and privileges of holders of the underlying coupon obligations or principal obligations. Holders of these securities have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of such securities.

Investing in zero-coupon, pay-in-kind and step-coupon securities is subject to certain risks, including that market prices of zero-coupon, pay-in-kind step-coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash, and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

Because zero-coupon securities bear no interest, they are volatile. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than interest paying bonds.

Borrowings

Each Fund has a fundamental policy with respect to borrowing that can be found under the heading About the Funds’ Investments — Fundamental and Non-Fundamental Investment Policies. Specifically, each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds. In general, pursuant to the 1940 Act, a Fund may borrow money only from banks in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount must be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

The Funds participate in committed and uncommitted lines of credit (Lines of Credit). Any advance under the Lines of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely sale of portfolio securities. It is possible that a

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Fund may wish to borrow money under the uncommitted line of credit for a temporary or emergency purpose but may not be able to do so.

Pursuant to an exemptive order from the SEC, the Funds may, subject to certain conditions, borrow money from other funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Short Sales

A Fund may engage in short sales that are not “against the box,” which are sales by a Fund of securities or commodity futures contracts that it does not own in hopes of purchasing the same security at a later date at a lower price. The technique is also used to protect a profit in a long-term position in a security or commodity futures contract. To make delivery to the buyer, a Fund must borrow or purchase the security. If borrowed, a Fund is then obligated to replace the security borrowed from the third party, so a Fund must purchase the security at the market price at a later time. If the price of the security has increased during this time, then a Fund will incur a loss equal to the increase in price of the security from the time of the short sale plus any premiums and interest paid to the third party. (Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.)

Short sales by a Fund that are not made “against the box” create opportunities to increase a Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Because a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, a Fund’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest a Fund may be required to pay in connection with the short sale. Short sales could potentially involve unlimited loss, as the market price of securities sold short may continually increase, although a Fund can mitigate any such losses by replacing the securities sold short. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales. There is also the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Fund.

A Fund will sometimes sell securities short when it owns an equal amount of such securities as those securities sold short. This is a technique known as selling short “against the box.” If a Fund makes a short sale “against the box,” it would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by a Fund, because a Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

Short sales “against the box” entail many of the same risks and considerations described above regarding short sales not “against the box.” However, when a Fund sells short “against the box” it typically limits the amount of securities that it has leveraged. A Fund’s decision to make a short sale “against the box” may be a

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technique to hedge against market risks when the Advisor believes that the price of a security may decline, causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for such security. In such case, any future losses in a Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities a Fund owns, either directly or indirectly, and, in the case where a Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. Short sales may have adverse tax consequences to a Fund and its shareholders.

A Fund’s successful use of short sales also will be subject to the ability of the Advisor to predict movements in the directions of the relevant market. A Fund therefore bears the risk that the Advisor will incorrectly predict future price directions. In addition, if a Fund sells a security short, and that security’s price goes up, a Fund will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may not be closed out. There can be no assurance that a Fund will not incur significant losses in such a case.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless a Fund’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

Lending Securities

Securities lending refers to the lending of a Fund’s portfolio securities. Subject to its investment policies described above and in the prospectuses, a Fund may make secured loans of its portfolio securities to broker/dealers and other institutional investors. Securities loans are made pursuant to agreements that require that loans be secured continuously by collateral in cash or short-term debt obligations at least equal to the value of the securities loaned. A Fund retains all or a portion of the interest received on investment of cash collateral, or receives a fee from the borrower where collateral is provided in the form of short-term debt obligations. A borrower will pay to a Fund an amount equal to any dividends or interest received on securities loaned, but a Fund typically will pay for lending fees and related expenses from interest earned on investments of cash collateral. Although voting rights, or rights to consent, with respect to loaned securities pass to a borrower, a Fund retains the right to call the loans at any time on reasonable notice, and may do so in order to vote upon matters affecting, or to sell, the loaned securities.

Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default. There also is a risk of possible delay in the recovery of loaned securities or possible loss of rights in the collateral if a borrower fails financially.

Portfolio Turnover

A change in the securities held by a Portfolio is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Portfolio’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance.

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For each Portfolio’s portfolio turnover rate, see the Financial Highlights section in the prospectuses for that Portfolio.

Disclosure of Portfolio Information

The Board has adopted policies and procedures with respect to the disclosure of the Columbia Funds’ portfolio holdings. These policies and procedures are designed to ensure that disclosure of information regarding the Columbia Funds’ portfolio securities is in the best interests of Columbia Fund shareholders and to address conflicts between the interests of Columbia Fund shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Columbia Fund, on the other. These policies and procedures provide that the Portfolios’ portfolio holdings information generally may not be disclosed to any party prior to the earlier of: (i) the business day next following the posting of such information on the Portfolios’ website, www.bancofamericafunds.com, if applicable, or (ii) the time a Portfolio discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The Board will be updated as needed regarding compliance with these policies and procedures. The policies and procedures prohibit the Advisor and the Columbia Funds’ other service providers from entering into any agreement to disclose Columbia Fund portfolio holdings information in exchange for any form of consideration. These policies and procedures apply to all categories of Columbia Funds and include some variations tailored to the different categories of Columbia Funds. Accordingly, some of the provisions described below do not apply to the Columbia Fund(s) covered by this SAI. The Advisor also has adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

Public Disclosures

The Portfolios’ portfolio holdings are currently disclosed to the public through required filings with the SEC and on the Portfolios’ website. For certain Funds, this information is available on the Columbia Funds’ website as described below.

•

For the Portfolios and equity, convertible, balanced and asset allocation Columbia Funds, a complete list of portfolio holdings as of a month-end is posted approximately 30 calendar days after such month-end.

•	For fixed income Columbia Funds, a complete list of portfolio holdings as of a fiscal quarter-end is posted approximately 60 calendar days after such quarter-end.

•	For Columbia Money Market Funds, a complete list of portfolio holdings as of a month-end is posted approximately 5 business days after such month-end.

Certain Columbia Funds also disclose their largest holdings, as a percent of the market values of the Columbia Funds’ portfolios, as of a month-end on their website, generally within 15 calendar days after such month-end. In general, the equity Columbia Funds post their largest 10-15 holdings, the balanced Columbia Funds post their largest 5 equity holdings, and certain fixed income Columbia Funds post their top 5-15 holdings.

The Portfolios may also disclose more current portfolio holdings information as of specified dates on the Banc of America Funds’ website.

The scope of the information that is made available on the Portfolios’ website pursuant to the Portfolios’ policies relating to a Portfolio’s portfolio may change from time to time without prior notice.

The Columbia Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Columbia Fund’s fiscal year). Shareholders may obtain each Columbia Fund’s Form N-CSR and N-Q

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filings on the SEC’s website at www.sec.gov, a link to which is provided on the Columbia Funds website. In addition, each Columbia Fund’s Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 800.SEC.0330 for information about the SEC’s website or the operation of the public reference room.

With respect to variable insurance trusts in the Columbia Funds Family, holdings information is disclosed no earlier than the time such information is filed in a publicly available SEC filing required to include such information.

The Columbia Funds, the Advisor and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Columbia Funds website or no earlier than the time a Columbia Fund files such information in a publicly available SEC filing required to include such information.

Other Disclosures

The Columbia Funds’ policies and procedures provide that no disclosures of the Columbia Funds’ portfolio holdings may be made prior to the portfolio holdings information being made public unless (i) the Columbia Funds have a legitimate business purpose for making such disclosure, (ii) the Columbia Funds’ President and Chief Executive Officer authorizes such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Advisor; (ii) any conflicts of interest between the interests of Columbia Fund shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Columbia Fund, on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that otherwise is unlawful.

In addition, the Columbia Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the Columbia Funds with their day-to-day business affairs. In addition to the Advisor and its affiliates, these service providers include each Columbia Fund’s sub-advisor(s) (if any), the Columbia Funds’ independent registered public accounting firm, legal counsel, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Columbia Funds. The Columbia Funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Columbia Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Columbia Funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Columbia Funds’ President and Chief Executive Officer. These special arrangements are described in the table below.

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Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Electra Information Systems	None	Use for trade reconciliation purposes.	Daily

Standard & Poor’s	None	Use to maintain ratings for certain Money Market Funds.	Weekly

InvestorTools, Inc.	None	Access granted solely for the purpose of testing back office conversion of trading systems.	Real time

ING Insurance Company	None	Access granted for specific Columbia Funds for ING’s creation of client/shareholder materials. ING may not distribute materials until the holdings information is made public.	Quarterly

Glass-Lewis & Co.	None	Access in connection with testing the firm’s proxy services.	Daily

CMS Bondedge	None	Access when assisting in resolving technical difficulties with application used by the Advisor’s Fixed Income Portfolio Management team as an analytical and trading tool.	Ad hoc

Linedata Services, Inc.	None	Access when assisting in resolving technical difficulties with the software for the LongView Trade Order Management System.	Ad hoc

JP Morgan	None	Access to provide the Advisor’s High Yield portfolio management team with peer group analysis reports for purposes of analyzing the portfolio.	Monthly

Malaspina Communications	None	Use to facilitate writing, publishing and mailing Columbia Fund shareholder reports and communications including shareholder letter and management’s discussion of Columbia Fund performance.	Quarterly

Data Communique	None	Use to automate marketing materials. Vendor receives top holdings information to populate data in fact sheet templates.	Quarterly

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IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Evare LLP	None	Use for standardizing and reformatting data according to the Advisor’s specifications for use in the reconciliation process.	Daily

Factset Data Systems, Inc.	None	Use for provision of quantitative analytics, charting and fundamental data to the Advisor.	Daily

RR Donnelley/WE Andrews	None	Access as printers for the Columbia Funds’ prospectuses, supplements, SAIs, fact sheets and brochures.	Monthly

Merrill and Bowne	None	Access as printers for the Columbia Funds’ prospectuses, supplements and SAIs.	Monthly

Merrill Corporation	None	Use to provide fulfillment of the Columbia Funds’ prospectuses, supplements, SAIs and sales materials.	Monthly

Citigroup	None	Access when assisting in resolving technical difficulties with Yield Book, an analytic software program that the Advisor uses to perform ongoing risk analysis and management of certain fixed income Columbia Funds and fixed income separately managed accounts.	Daily

Mellon Analytical Solutions	None	Use to provide portfolio characteristics to assist in performance reviews and reporting.	Monthly

Eagle Investment Systems Corp./ FT Interactive Systems Corp	None	Eagle is the Portfolio Accounting System for Causeway Capital Management LLC, the investment sub-advisor to certain of the Columbia Funds (Causeway).	Daily

Bloomberg Trade Order Management System	None	Bloomberg is the portfolio trading system for Causeway; holdings data needs is loaded into Bloomberg.	Daily

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IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Institutional Shareholder Services (ISS)	None	ISS is a proxy voting research and record keeping service used by Causeway to vote proxies for certain of the Columbia Funds. ISS needs the portfolio holdings to provide Causeway with proxy ballots, research and record keeping services so that Causeway may timely and accurately vote and record proxies for certain of the Columbia Funds.	Daily

Cogent Consulting LLC	None	To facilitate the evaluation of commission rates and to provide flexible commission reporting.	Daily

Moody’s	None	Ongoing portfolio surveillance for ratings they maintain on the Money Market Funds.	Monthly

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INVESTMENT ADVISORY AND OTHER SERVICES

The Advisor and Investment Advisory Services

The Advisor (which is also the Administrator) has been a registered investment advisor since 1995. The Advisor is a wholly owned subsidiary of Columbia Management Group, LLC, which is the primary investment division of Bank of America. The Advisor and Columbia Management Group, LLC are located at 100 Federal Street, Boston MA 02110.

Services Provided

Pursuant to the terms of the Investment Advisory Agreement, the Advisor is responsible for the overall management and supervision of the investment management of each Portfolio. The Advisor performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Portfolio.

The Investment Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor’s obligations or duties thereunder, the Advisor shall not be subject to liability to the Trust or to the Portfolio for any act or omission in the course of, or connected with, rendering services thereunder.

The Investment Advisory Agreement became effective with respect to each Portfolio after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Investment Advisory Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Investment Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Portfolio at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Portfolio) or by the Advisor on 60 days’ written notice.

The Advisor pays all salaries of officers of the Trust, except for the CCO, a portion of whose salary is paid by the Columbia Funds. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, shareholder servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing Portfolio prospectuses to shareholders. The Distributor pays the cost of printing and distributing all other prospectuses.

Advisory Fee Rates and Fees Paid

The Portfolios pay the Advisor an annual fee for its investment advisory services, as set forth in the Investment Advisory Agreement, and as shown in the section entitled Management of the Portfolio— Primary Service Providers in each Portfolio’s prospectuses. The fee is calculated as a percentage of the average daily net assets of each Portfolio and is paid monthly. The Advisor also may pay amounts from its own assets to the Distributor and/or to selling and/or servicing agents for services they provide.

The Advisor received fees from the Portfolios for its services as reflected in the following chart, which shows the advisory fees paid to the Advisor and the advisory fees waived/reimbursed by the Advisor, where applicable, for the two most recently completed fiscal periods.

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Advisory Fees Paid by the Portfolios

Portfolios	Fiscal Year Ended October 31, 2007	Fiscal Period Ended October 31, 2006*
Banc of America Retirement 2005 Portfolio
Advisory Fee Paid	$179	$17
Amount Waived by the Advisor	$0	$0
Amount Reimbursed by the Advisor	$216,456	$87,790
Banc of America Retirement 2010 Portfolio
Advisory Fee Paid	$242	$17
Amount Waived by the Advisor	$0	$0
Amount Reimbursed by the Advisor	$224,642	$89,790
Banc of America Retirement 2015 Portfolio
Advisory Fee Paid	$1,421	$284
Amount Waived by the Advisor	$0	$0
Amount Reimbursed by the Advisor	$207,537	$87,794
Banc of America Retirement 2020 Portfolio
Advisory Fee Paid	$228	$18
Amount Waived by the Advisor	$0	$0
Amount Reimbursed by the Advisor	$219,594	$487,790
Banc of America Retirement 2025 Portfolio
Advisory Fee Paid	$1,381	$354
Amount Waived by the Advisor	$0	$0
Amount Reimbursed by the Advisor	$218,066	$87,799
Banc of America Retirement 2030 Portfolio
Advisory Fee Paid	$262	$24
Amount Waived by the Advisor	$0	$0
Amount Reimbursed by the Advisor	$217,271	$87,790
Banc of America Retirement 2035 Portfolio
Advisory Fee Paid	$1,462	$321
Amount Waived by the Advisor	$0	$0
Amount Reimbursed by the Advisor	$212,562	$87,799
Banc of America Retirement 2040 Portfolio
Advisory Fee Paid	$745	$23
Amount Waived by the Advisor	$0	$0
Amount Reimbursed by the Advisor	$217,620	$87,799

*	Fees paid are shown from each Portfolio’s date of inception (June 1, 2006) through October 31, 2006.

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Portfolio Manager(s)

The following provides additional information about the portfolio manager(s) of the Advisor who are responsible for making the day-to-day investment decisions for the Portfolios. As described in the Management of the Portfolio — Primary Service Providers section of each Portfolio’s prospectuses, the portfolio manager(s) of the Advisor who are responsible for the Portfolios are:

Portfolio Manager(s) of the Advisor

Portfolio Manager	Portfolio
Vikram J. Kuriyan	Banc of America Retirement 2005 Portfolio

Banc of America Retirement 2010 Portfolio

Banc of America Retirement 2015 Portfolio

Banc of America Retirement 2020 Portfolio

Banc of America Retirement 2025 Portfolio

Banc of America Retirement 2030 Portfolio

Banc of America Retirement 2035 Portfolio

Banc of America Retirement 2040 Portfolio

Anwiti Bahuguna	Banc of America Retirement 2005 Portfolio

Banc of America Retirement 2010 Portfolio

Banc of America Retirement 2015 Portfolio

Banc of America Retirement 2020 Portfolio

Banc of America Retirement 2025 Portfolio

Banc of America Retirement 2030 Portfolio

Banc of America Retirement 2035 Portfolio

Banc of America Retirement 2040 Portfolio

Compensation

The Advisor’s portfolio managers received their compensation from the Advisor and its parent company, Columbia Management Group, LLC, in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups noted below, emphasizing the portfolio manager’s three and five year performance. The Advisor also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

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Performance Benchmarks

Portfolio Manager	Primary Benchmark(s)
Vikram J. Kuriyan	S&P 500 Index Russell 1000 Index Russell 1000 Value Index Lehman Aggregate Bond Index MSCI The World Index Net MSCI EAFE Index Net

Anwiti Bahuguna	S&P 500 Index Russell 1000 Index Russell 1000 Value Index Lehman Aggregate Bond Index MSCI The World Index Net MSCI EAFE Index Net

The size of the overall bonus pool each year is determined by Columbia Management Group, LLC and depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor’s profitability for the year, which is largely determined by assets under management.

Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the portfolio manager(s) of the Advisor managed, as of October 31, 2007.

Other Accounts Managed by the Portfolio Manager(s)

Portfolio Manager	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Vikram J. Kuriyan(a)	26	$12.61 billion	37	$4.91 billion	121	$10.52 billion
Vikram J. Kuriyan(b)	26	$12.61 billion	37	$4.91 billion	121	$10.52 billion
Vikram J. Kuriyan(c)	26	$12.61 billion	37	$4.91 billion	121	$10.52 billion
Vikram J. Kuriyan(d)	26	$12.61 billion	37	$4.91 billion	121	$10.52 billion
Vikram J. Kuriyan(e)	26	$12.61 billion	37	$4.91 billion	121	$10.52 billion
Vikram J. Kuriyan(f)	26	$12.61 billion	37	$4.91 billion	121	$10.52 billion
Vikram J. Kuriyan(g)	26	$12.61 billion	37	$4.91 billion	121	$10.52 billion
Vikram J. Kuriyan(h)	26	$12.61 billion	37	$4.91 billion	121	$10.52 billion
Anwiti Bahuguna(a)	7	$12.1 million	0	$0	4	$379,000
Anwiti Bahuguna(b)	7	$11.9 million	0	$0	4	$379,000
Anwiti Bahuguna(c)	7	$11.6 million	0	$0	4	$379,000
Anwiti Bahuguna(d)	7	$12.0 million	0	$0	4	$379,000
Anwiti Bahuguna(e)	7	$11.9 million	0	$0	4	$379,000
Anwiti Bahuguna(f)	7	$11.8 million	0	$0	4	$379,000
Anwiti Bahuguna(g)	7	$11.5 million	0	$0	4	$379,000
Anwiti Bahuguna(h)	7	$11.0 million	0	$0	4	$379,000

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than Banc of America Retirement 2005 Portfolio.
(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than Banc of America Retirement 2010 Portfolio.
(c)	“Other SEC-registered open-end and closed-end funds” represents funds other than Banc of America Retirement 2015 Portfolio.
(d)	“Other SEC-registered open-end and closed-end funds” represents funds other than Banc of America Retirement 2020 Portfolio.
(e)	“Other SEC-registered open-end and closed-end funds” represents funds other than Banc of America Retirement 2025 Portfolio.
(f)	“Other SEC-registered open-end and closed-end funds” represents funds other than Banc of America Retirement 2030 Portfolio.
(g)	“Other SEC-registered open-end and closed-end funds” represents funds other than Banc of America Retirement 2035 Portfolio.
(h)	“Other SEC-registered open-end and closed-end funds” represents funds other than Banc of America Retirement 2040 Portfolio.

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The following table shows the number and assets of the above accounts (or portions of such accounts) for which the advisory fee is based on performance, as of October 31, 2007.

Other Accounts Managed by the Portfolio Manager(s) for which the Advisory Fee is Based on Performance

Portfolio Manager	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Vikram J. Kuriyan(a)	—	—	—	—	2	$24.37 million
Vikram J. Kuriyan(b)	—	—	—	—	2	$24.37 million
Vikram J. Kuriyan(c)	—	—	—	—	2	$24.37 million
Vikram J. Kuriyan(d)	—	—	—	—	2	$24.37 million
Vikram J. Kuriyan(e)	—	—	—	—	2	$24.37 million
Vikram J. Kuriyan(f)	—	—	—	—	2	$24.37 million
Vikram J. Kuriyan(g)	—	—	—	—	2	$24.37 million
Vikram J. Kuriyan(h)	—	—	—	—	2	$24.37 million
Anwiti Bahuguna(a)	—	—	—	—	—	—
Anwiti Bahuguna(b)	—	—	—	—	—	—
Anwiti Bahuguna(c)	—	—	—	—	—	—
Anwiti Bahuguna(d)	—	—	—	—	—	—
Anwiti Bahuguna(e)	—	—	—	—	—	—
Anwiti Bahuguna(f)	—	—	—	—	—	—
Anwiti Bahuguna(g)	—	—	—	—	—	—
Anwiti Bahuguna(h)	—	—	—	—	—	—

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than Banc of America Retirement 2005 Portfolio.
(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than Banc of America Retirement 2010 Portfolio.
(c)	“Other SEC-registered open-end and closed-end funds” represents funds other than Banc of America Retirement 2015 Portfolio.
(d)	“Other SEC-registered open-end and closed-end funds” represents funds other than Banc of America Retirement 2020 Portfolio.
(e)	“Other SEC-registered open-end and closed-end funds” represents funds other than Banc of America Retirement 2025 Portfolio.
(f)	“Other SEC-registered open-end and closed-end funds” represents funds other than Banc of America Retirement 2030 Portfolio.
(g)	“Other SEC-registered open-end and closed-end funds” represents funds other than Banc of America Retirement 2035 Portfolio.
(h)	“Other SEC-registered open-end and closed-end funds” represents funds other than Banc of America Retirement 2040 Portfolio.

Ownership of Securities

The table below shows the dollar ranges of shares of each Portfolio beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the 1934 Act) by each Portfolio portfolio manager(s), as of October 31, 2007.

Portfolio Manager Ownership of the Portfolios as of October 31, 2007

Portfolio Manager	Portfolio	Dollar Range of Equity Securities in the Portfolio Beneficially Owned
Vikram J. Kuriyan	Banc of America Retirement 2005 Portfolio	None
Vikram J. Kuriyan	Banc of America Retirement 2010 Portfolio	None
Vikram J. Kuriyan	Banc of America Retirement 2015 Portfolio	None
Vikram J. Kuriyan	Banc of America Retirement 2020 Portfolio	None
Vikram J. Kuriyan	Banc of America Retirement 2025 Portfolio	None
Vikram J. Kuriyan	Banc of America Retirement 2030 Portfolio	None
Vikram J. Kuriyan	Banc of America Retirement 2035 Portfolio	None
Vikram J. Kuriyan	Banc of America Retirement 2040 Portfolio	None
Anwiti Bahuguna	Banc of America Retirement 2005 Portfolio	None
Anwiti Bahuguna	Banc of America Retirement 2010 Portfolio	None
Anwiti Bahuguna	Banc of America Retirement 2015 Portfolio	None
Anwiti Bahuguna	Banc of America Retirement 2020 Portfolio	None

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Portfolio Manager	Portfolio	Dollar Range of Equity Securities in the Portfolio Beneficially Owned
Anwiti Bahuguna	Banc of America Retirement 2025 Portfolio	None
Anwiti Bahuguna	Banc of America Retirement 2030 Portfolio	None
Anwiti Bahuguna	Banc of America Retirement 2035 Portfolio	None
Anwiti Bahuguna	Banc of America Retirement 2040 Portfolio	None

The Advisor’s Portfolio Managers and Potential Conflicts of Interests

Like other investment professionals with multiple clients, a Portfolio’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Portfolio and other accounts at the same time. The Advisor and the Portfolios have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Advisor’s Code of Ethics and certain limited exceptions, the Advisor’s investment professionals do not have the opportunity to invest in client accounts, other than the Portfolios.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Portfolios. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Portfolios and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Portfolio and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Portfolio as well as other accounts, the Advisor’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Portfolio or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Portfolio to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Advisor and the Portfolios have adopted compliance procedures that provide that any transactions between the Portfolio and another account managed by the Advisor are to be made at an independent current market price, consistent with applicable laws and regulation.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Portfolio and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Portfolio that may differ from advice

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given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Portfolio, even though it could have been bought or sold for the Portfolio at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Portfolios.

A Portfolio’s portfolio manager(s) also may have other potential conflicts of interest in managing the Portfolio, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Portfolio and other accounts. Many of the potential conflicts of interest to which the Advisor’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the Advisor and its affiliates. See Investment Advisory and Other Services — Other Roles and Relationships of Bank of America and its Affiliates — Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Advisor and its affiliates.

The Administrator

Columbia Management Advisors, LLC (which is also the Advisor) serves as Administrator of the Portfolios.

Services Provided

Pursuant to the terms of the Administration Agreement, the Administrator has agreed to, among other things, (i) provide office space, equipment and clerical personnel; (ii) arrange, if desired by the Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Portfolio; (iii) prepare and, if applicable, file all documents required for compliance by each Portfolio with applicable laws and regulations; (iv) prepare agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; (v) coordinate and oversee the activities of each Portfolio’s other third party service providers; and (vi) maintain certain books and records of each Portfolio.

Administration Fee Rates and Fees Paid

The Administrator receives fees as compensation for its services, which are computed daily and paid monthly, as set forth in the Administration Agreement, and as shown in the section entitled Management of the Portfolio — Primary Service Providers in each Portfolio’s prospectuses.

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The following chart shows the net administration fees paid to the Administrator for the two most recently completed fiscal periods.

Administration Fees Paid by the Portfolios

Portfolio	Fiscal Year Ended October 31, 2007	Fiscal Period Ended October 31, 2006*
Banc of America Retirement 2005 Portfolio
Administration Fee Paid	$0	$0
Amount Waived/Reimbursed by the Administrator	N/A	N/A
Banc of America Retirement 2010 Portfolio
Administration Fee Paid	$0	$0
Amount Waived/Reimbursed by the Administrator	N/A	N/A
Banc of America Retirement 2015 Portfolio
Administration Fee Paid	$0	$0
Amount Waived/Reimbursed by the Administrator	N/A	N/A
Banc of America Retirement 2020 Portfolio
Administration Fee Paid	$0	$0
Amount Waived/Reimbursed by the Administrator	N/A	N/A
Banc of America Retirement 2025 Portfolio
Administration Fee Paid	$0	$0
Amount Waived/Reimbursed by the Administrator	N/A	N/A
Banc of America Retirement 2030 Portfolio
Administration Fee Paid	$0	$0
Amount Waived/Reimbursed by the Administrator	N/A	N/A
Banc of America Retirement 2035 Portfolio
Administration Fee Paid	$0	$0
Amount Waived/Reimbursed by the Administrator	N/A	N/A
Banc of America Retirement 2040 Portfolio
Administration Fee Paid	$0	$0
Amount Waived/Reimbursed by the Administrator	N/A	N/A

*	Fees paid are shown from each Portfolio’s date of inception (June 1, 2006) through October 31, 2006.

Pricing and Bookkeeping Services

State Street Bank and Trust Company is responsible for providing certain pricing and bookkeeping services to the Portfolios. Columbia Management Advisors, LLC is responsible for overseeing the performance of these services and for certain other services.

Services Provided

Effective December 15, 2006, the Portfolios entered into a Financial Reporting Services Agreement with State Street Bank and Trust Company and Columbia Management Advisors, LLC (the Financial Reporting Services Agreement) pursuant to which State Street Bank and Trust Company provides financial reporting services to the Portfolios. Also effective December 15, 2006, the Portfolios entered into an Accounting Services Agreement with State Street Bank and Trust Company and Columbia Management Advisors, LLC (collectively with the Financial Reporting Services Agreement, the State Street Agreements) pursuant to which State Street Bank and Trust Company provides accounting services to the Portfolios. Under the State Street Agreements, each Portfolio pays State Street Bank and Trust Company an annual fee of $38,000 paid monthly plus a monthly fee based on an annualized percentage rate of average daily net assets of the Portfolio for the month. The aggregate

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fee for each Portfolio during any year shall not exceed $140,000 annually (exclusive of out-of-pocket expenses and charges). The Portfolios also reimburse State Street Bank and Trust Company for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Portfolios entered into a Pricing and Bookkeeping Oversight and Services Agreement (the Services Agreement) with Columbia Management Advisors, LLC. Under the Services Agreement, Columbia Management Advisors, LLC provides services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street Bank and Trust Company. Under the Services Agreement, each Portfolio reimburses Columbia Management Advisors, LLC for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Portfolio’s portfolio securities, incurred by Columbia Management Advisors, LLC in the performance of services under the Services Agreement.

Prior to December 15, 2006, Columbia Management Advisors, LLC was responsible for providing pricing and bookkeeping services to the Portfolios under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same rate described above under the State Street Agreements. Under separate agreements between Columbia Management Advisors, LLC and State Street Bank and Trust Company, Columbia Management Advisors, LLC delegated certain functions to State Street Bank and Trust Company. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia Management Advisors, LLC and discussed below) were paid to State Street Bank and Trust Company. The Portfolios also reimbursed Columbia Management Advisors, LLC for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Portfolio’s portfolio securities and direct internal costs incurred by Columbia Management Advisors, LLC in connection with providing fund accounting oversight and monitoring and certain other services.

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Pricing and Bookkeeping Fees Paid

Columbia Management Advisors, LLC and State Street Bank and Trust Company received fees from the Portfolios for their services as reflected in the following chart, which shows the net pricing and bookkeeping fees paid to State Street Bank and Trust Company and to Columbia Management Advisors, LLC for the two most recently completed fiscal years.

Pricing and Bookkeeping Fees Paid by the Portfolios
Portfolio	Fiscal Year Ended October 31, 2007	Fiscal Period Ended October 31, 2006*
Banc of America Retirement 2005 Portfolio
Amount Paid to Columbia Management Advisors, LLC	$17,760	$20,007
Amount Paid to State Street Bank and Trust Company	$18,677	—
Banc of America Retirement 2010 Portfolio
Amount Paid to Columbia Management Advisors, LLC	$17,760	$20,007
Amount Paid to State Street Bank and Trust Company	$18,731	—
Banc of America Retirement 2015 Portfolio
Amount Paid to Columbia Management Advisors, LLC	$17,760	$20,007
Amount Paid to State Street Bank and Trust Company	$18,677	—
Banc of America Retirement 2020 Portfolio
Amount Paid to Columbia Management Advisors, LLC	$17,760	$20,007
Amount Paid to State Street Bank and Trust Company	$18,677	—
Banc of America Retirement 2025 Portfolio
Amount Paid to Columbia Management Advisors, LLC	$17,760	$20,007
Amount Paid to State Street Bank and Trust Company	$18,677	—
Banc of America Retirement 2030 Portfolio
Amount Paid to Columbia Management Advisors, LLC	$17,760	$20,007
Amount Paid to State Street Bank and Trust Company	$18,677	—
Banc of America Retirement 2035 Portfolio
Amount Paid to Columbia Management Advisors, LLC	$17,760	$20,007
Amount Paid to State Street Bank and Trust Company	$18,677	—
Banc of America Retirement 2040 Portfolio
Amount Paid to Columbia Management Advisors, LLC	$17,760	$20,007
Amount Paid to State Street Bank and Trust Company	$18,677	—

*	Fees paid are shown from each Portfolio’s date of inception (June 1, 2006) through October 31, 2006.

The Principal Underwriter/Distributor

Columbia Management Distributors, Inc. is the principal underwriter and distributor of the shares of the Portfolios. Its address is: One Financial Center, Boston, MA 02111.

Distribution Obligations

Pursuant to a Distribution Agreement, the Distributor, as agent, sells shares of the Portfolios on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Portfolios, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and

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the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

The Distribution Agreement became effective with respect to each Portfolio after approval by its Board, and continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to each Portfolio at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Portfolio) or by the Distributor on 60 days’ written notice.

Underwriting Commissions

The following table shows all commissions and other compensation received by the Distributor, as well as amounts the Distributor retained during the Portfolios’ two most recent fiscal periods.

Underwriting Commissions Paid by the Portfolios and Retained by the Distributor

Portfolio	Fiscal Period Ended October 31, 2007	Fiscal Period Ended October 31, 2006
Banc of America 2005 Retirement Portfolio
Class A Paid	$0	$0
Class C Paid	$0	$0
Class R Paid	$0	$0
Class A Retained	N/A	N/A
Class C Retained	N/A	N/A
Class R Retained	N/A	N/A

Banc of America 2010 Retirement Portfolio
Class A Paid	$0	$0
Class C Paid	$0	$0
Class R Paid	$0	$0
Class A Retained	N/A	N/A
Class C Retained	N/A	N/A
Class R Retained	N/A	N/A

Banc of America 2015 Retirement Portfolio
Class A Paid	$0	$0
Class C Paid	$0	$0
Class R Paid	$0	$0
Class A Retained	N/A	N/A
Class C Retained	N/A	N/A
Class R Retained	N/A	N/A

Banc of America 2020 Retirement Portfolio
Class A Paid	$0	$0
Class C Paid	$0	$0
Class R Paid	$0	$0
Class A Retained	N/A	N/A
Class C Retained	N/A	N/A
Class R Retained	N/A	N/A

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Portfolio	Fiscal Period Ended October 31, 2007	Fiscal Period Ended October 31, 2006
Banc of America 2025 Retirement Portfolio
Class A Paid	$0	$0
Class C Paid	$0	$0
Class R Paid	$0	$0
Class A Retained	N/A	N/A
Class C Retained	N/A	N/A
Class R Retained	N/A	N/A

Banc of America 2030 Retirement Portfolio
Class A Paid	$0	$0
Class C Paid	$0	$0
Class R Paid	$0	$0
Class A Retained	N/A	N/A
Class C Retained	N/A	N/A
Class R Retained	N/A	N/A

Banc of America 2035 Retirement Portfolio
Class A Paid	$0	$0
Class C Paid	$0	$0
Class R Paid	$0	$0
Class A Retained	N/A	N/A
Class C Retained	N/A	N/A
Class R Retained	N/A	N/A

Banc of America 2040 Retirement Portfolio
Class A Paid	$0	$0
Class C Paid	$0	$0
Class R Paid	$0	$0
Class A Retained	N/A	N/A
Class C Retained	N/A	N/A
Class R Retained	N/A	N/A

Other Roles and Relationships of Bank of America and its Affiliates — Certain Conflicts of Interest

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Portfolio — Primary Service Providers section of each Portfolio’s prospectus, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, receive compensation from the Portfolios for the various services they provide to the Portfolios. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Portfolios, each of which typically is included as an exhibit to Part C of each Portfolio’s registration statement.

In many instances, the compensation paid to the Advisor and other Bank of America affiliates for the services they provide to the Portfolios is based, in some manner, on the size of the Portfolios’ assets under management. As the size of the Portfolios’ assets under management grows, so does the amount of compensation paid to the Advisor and other Bank of America affiliates for providing services to the Portfolios. This relationship between Portfolio assets and affiliated service provider compensation may create economic and other conflicts of interests of which Portfolio investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Portfolios’ prospectuses. These conflicts of interest also are highlighted in account documentation and other disclosure materials of Bank of America affiliates that make available or offer the Columbia Funds as investments in connection with their respective products and services. In addition, Part 1A of the Advisor’s Form

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ADV, which it must file with the SEC as an investment advisor registered under the Investment Advisers Act of 1940, provides information about the Advisor’s business, assets under management, affiliates and potential conflicts of interest. Part 1A of the Advisor’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Portfolios may arise from the financial services activities of Bank of America and its affiliates, including the investment advisory/management services it provides for clients and customers other than the Portfolios. In this regard, Bank of America is a major financial services company, engaged in a wide range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Bank of America and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Portfolios. The following describes certain actual and potential conflicts of interest that may be presented.

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Bank of America and its Affiliates in Connection With Other Advised/Managed Funds and Accounts

The Advisor and other affiliates of Bank of America may advise or manage funds and accounts other than the Portfolios. In this regard, Bank of America and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Porfolios. The Advisor and Bank of America’s other investment advisor affiliates (including Columbia Wanger Asset Management, L.P.) will give advice to and make decisions for all advised/managed funds and accounts, including the Portfolios, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Portfolios and the other advised/managed funds and accounts of Bank of America and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Bank of America and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Portfolios.

A variety of other actual and potential conflicts of interest may arise from the advisory relationships of the Advisor and other Bank of America affiliates with other clients and customers. Advice given to the Portfolios and/or investment decisions made for the Portfolios by the Advisor or other Bank of America affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed funds and accounts. As a result, the performance of the Portfolios may differ from the performance of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates. Similarly, a position taken by Bank of America and its affiliates, including the Advisor, on behalf of other funds or accounts may be contrary to a position taken on behalf of the Portfolios. Moreover, Bank of America and its affiliates, including the Advisor, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which the Portfolios are invested. For example, the Portfolios may hold equity securities of a company while another advised/managed fund or account may hold debt securities of the same company. If the portfolio company were to experience financial difficulties, it might be in the best interest of the Portfolios for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Bank of America and its affiliates engage.

Investment transactions made on behalf of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates also may have a negative effect on the value, price or investment strategies of the Portfolios. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, the Portfolios and causes the Portfolios to experience less favorable trading results than they otherwise would have experienced based on market liquidity factors. In addition, the

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other funds and accounts advised/managed by the Advisor and other Bank of America affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as the Portfolios. In this situation, the allocation of, and competition for, investment opportunities among the Portfolios and other funds and/or accounts advised/managed by the Advisor or other Bank of America affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Advisor has adopted policies and procedures addressing the allocation of investment opportunities among the Portfolios and other funds and accounts advised by the Advisor and other affiliates of Bank of America. For more information, see Investment Advisory and Other Services — The Advisor and Investment Advisory Services — Portfolio Manager(s) — The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Sharing of Information among Advised/Managed Accounts

Bank of America and its affiliates also may possess information that could be material to the management of a Portfolio and may not be able to, or may determine not to, share that information with the Portfolio, even though the information might be beneficial to the Portfolio. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Bank of America and its affiliates generally will have no obligation to share any such information with the Portfolios. In general, employees of Bank of America and its affiliates, including the portfolio managers of the Advisor, will make investment decisions without regard to information otherwise known by other employees of Bank of America and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Bank of America and its affiliates. For example, if the Advisor or another Bank of America affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Portfolios. For more information, see Investment Advisory and Other Services — The Advisor and Investment Advisory Services — Portfolio Manager(s) — The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Soft Dollar Benefits

Certain products and services, commonly referred to as “soft dollar services” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials), that the Advisor may receive in connection with brokerage services provided to a Portfolio may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Portfolio as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Portfolio.

Services Provided to Other Advised/Managed Accounts

Bank of America and its affiliates also may act as an investment advisor, investment manager, administrator, transfer agent, custodian, trustee, broker/dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Portfolios, and may receive compensation for acting in such capacity. This compensation that the Advisor, Distributor and Transfer Agent and other Bank of America affiliates receive could be greater than the compensation Bank of America and its affiliates receive for acting in the same or similar capacity for the Portfolios. In addition, the Advisor, Distributor and Transfer Agent and other Bank of America affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Bank of America and its affiliates may receive from other advised/managed funds and accounts and other relationships could potentially create incentives to favor other advised/managed funds and accounts over the Portfolios. Trades made by Bank of America and its affiliates for the

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Portfolios may be, but are not required to be, aggregated with trades made for other funds and accounts advised/ managed by the Advisor and other Bank of America affiliates. If trades are aggregated among the Portfolios and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Portfolios as compared to the other funds and accounts with which trades were aggregated.

Proxy Voting

Although the Advisor endeavors to make all proxy voting decisions with respect to the interests of the Portfolios for which it is responsible in accordance with its proxy voting policies and procedures, the Advisor’s proxy voting decisions with respect to a Portfolio’s portfolio securities may nonetheless benefit other advised/managed funds and accounts, and/or clients, of Bank of America and its affiliates. The Advisor has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients, including the Portfolios, without any resulting benefit or detriment to the Advisor and/or its affiliates, including Bank of America and its affiliates. For more information about the Advisor’s proxy voting policies and procedures, see Investment Advisory and Other Services — Proxy Voting Policies and Procedures.

Certain Trading Activities

The directors/trustees, officers and employees of Bank of America and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to the Portfolios. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Bank of America and its affiliates will materially adversely affect the Portfolios, Bank of America and its affiliates have adopted policies and procedures, and the Portfolios, the Board, the Advisor and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services — Codes of Ethics.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, the Portfolios may enter into transactions in which Bank of America and/or its affiliates may have an interest that potentially conflicts with the interests of the Portfolios. For example, BAS may sell securities to the Portfolios from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements.

Investment Limitations Arising from Bank of America Activities

Regulatory restrictions applicable to Bank of America and its affiliates may limit the Portfolios’ investment activities in various ways. For example, regulations regarding certain industries and markets, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, Bank of America and its affiliates also may be restricted in the securities that can be bought or sold for the Portfolios and other advised/managed funds and accounts because of the investment banking, lending or other relationships Bank of America and its affiliates have with the issuers of securities. This could happen, for example, if the Portfolios and/or other advised/managed funds and accounts desired to buy a security issued by a company for which Bank of America or its affiliates served as underwriter. The internal policies and procedures of Bank of America and its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict the Portfolios’ investment activities. A client not advised by Bank of America and its affiliates would not be subject to many of these restrictions. See also About the Portfolios’ Investments — Certain Investment Activity Limits.

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Actual and Potential Conflicts of Interest Related to Bank of America and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Portfolios

The lending, investment banking and other relationships that Bank of America and its affiliates may have with companies and other entities in which a Portfolio may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory requirements, a Portfolio may invest (a) in the securities of Bank of America and/or its affiliates and/or in companies in which Bank of America and its affiliates have a lending, investment banking, equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Portfolio may enhance the profitability and the business interests of Bank of America and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Advisor of information derived from the non-investment advisory/management activities of Bank of America and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls). Because of these limitations, Bank of America and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Advisor.

Actual and Potential Conflicts of Interest Related to Bank of America Affiliates’ Marketing and Use of the Columbia Funds as an Investment Options

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may utilize the Columbia Funds as investment options. For example, the Columbia Funds may be offered as investments in connection with brokerage and other securities products offered by BAI, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as for other Columbia Funds structured as “funds of funds.” In addition, the Columbia Money Market Funds are offered as an investment option for a variety of cash management and “sweep” account programs offered by Bank of America and its affiliates. The Columbia Funds also may use the Columbia Money Market Funds for cash investment purposes. The use of the Columbia Funds in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are highlighted in account documentation and other disclosure materials for the other products and services offered by Bank of America and its affiliates.

Bank of America and its affiliates, including the Advisor, may make payments to their affiliates in connection with the promotion and sale of the Portfolios’ shares, in addition to the sales-related and other compensation that these parties may receive from the Portfolios. As a general matter, personnel of Bank of America and its affiliates, including BAI, do not receive compensation in connection with their sales or use of the Portfolios that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Advisor and other affiliates of Bank of America may receive for providing services to the Portfolios is generally based on the Portfolios’ assets under management and those assets will grow as shares of the Portfolios are sold, potential conflicts of interest may exist. See Brokerage Allocation and Other Practices — Additional Financial Intermediary Payments for more information.

Other Services Provided

The Transfer Agent

Columbia Management Services, Inc. acts as Transfer Agent for each Portfolio’s shares and can be contacted at P.O. Box 8081, Boston, MA 02266-8081. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Portfolios. Effective January 1, 2008, the Portfolios pay the Transfer Agent a transfer agency fee of $17.34 per account, payable monthly. Also effective January 1, 2008, the Portfolios reimburse the Transfer Agent for the fees and expenses that the Transfer Agent pays to dealer firms or transfer agents that maintain omnibus accounts with the Portfolios, subject to a cap equal to 0.15% of a Portfolio’s net assets represented by the account. The Portfolios also pay certain reimbursable out-of-pocket expenses to the Transfer Agent. The Transfer Agent also is

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entitled to retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Portfolio shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Portfolios. For the period April 1, 2006 through December 31, 2007, the Portfolios paid the Transfer Agent an annual fee of $17.00 per account, payable monthly. For the period November 1, 2005 through March 31, 2006, the Portfolios paid the Transfer Agent an annual fee of $15.23 per account, payable monthly. For the period September 1, 2005 through December 31, 2007, the Transfer Agent was entitled to reimbursement by the Portfolios for the fees and expenses that the Transfer Agent pays to dealer firms or transfer agents that maintain omnibus accounts with the Portfolios, subject to a cap equal to 0.11% of a Portfolio’s net assets represented by the account.

The Transfer Agent retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Portfolios’ sub-transfer agent. BFDS/DST assists the Transfer Agent in carrying out its duties.

The Custodian

State Street Bank and Trust Company, which is located at Two Avenue de Lafayette, LCC/4S, Boston, MA 02111 acts as the Portfolios’ Custodian. As Custodian, State Street Bank and Trust Company is responsible for safeguarding the Portfolios’ cash and securities, receiving and delivering securities and collecting the Portfolios’ interest and dividends.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, which is located at 125 High Street, Boston, MA 02110, is the Portfolios’ independent registered public accounting firm. The Portfolios issue unaudited financial statements semi-annually and audited financial statements annually. The annual financial statements for the Portfolios’ fiscal year ended October 31, 2007 have been audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Portfolios’ books and review its tax returns for the fiscal year ended October 31, 2008.

Counsel

Morrison & Forester, LLP serves as legal counsel to the Trust. Its address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.

Distribution and Servicing Plans

The Trust has adopted distribution and shareholder servicing plans for the Class A shares, Class C shares and Class R shares of the Portfolios. See Capital Stock and Other Securities for information about which Portfolios offer which classes of shares.

With respect to a Portfolio’s Class A Shares, the Trust has adopted a combined distribution and shareholder servicing plan. The Class A Distribution and Shareholder Servicing Plan and the Class A Distribution Plan provide that a Portfolio may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide or to Servicing Agents for shareholder services they may provide, up to 0.25% (on an annualized basis) of the average daily net asset value of the Portfolios.

With respect to a Portfolio’s Class C Shares, the Trust has adopted a distribution plan. The Class C Distribution Plan provides that a Portfolio may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class C Shares of the Portfolios. In addition, the Trust’s Shareholder Servicing Plan for Class C Shares

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provides that shareholder servicing fees of up to 0.25% of the average daily net assets of the Portfolios’ Class C Shares can be paid to shareholder servicing agents.

The Class R Distribution Plan provides that a Portfolio may reimburse distribution-related expenses of the Distributor for Class R Shares up to 0.50% (on an annualized basis) of the Portfolios’ Class R Shares average daily net asset value.

Payments under the Class A Distribution and Servicing Plan, the Class C Distribution Plan and Class R Distribution Plan generally may be made with respect to the following: (i) preparation, printing and distribution of prospectuses, sales literature and advertising materials; (ii) commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iii) overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iv) opportunity costs relating to the foregoing (which may be calculated as a carrying charge on the Distributor’s or Selling Agents’ unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and (v) any other costs and expenses relating to distribution or sales support activities.

Under the shareholder servicing plan, the Board must review, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which those expenditures were made. The initial term of the shareholder servicing plan is one year and it will continue in effect from year to year after its initial one-year term provided that its continuance is specifically approved at least annually by a majority of the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the shareholder servicing plan or in any agreement related to it. Any material amendment to the shareholder servicing plan or in any agreement related to it. Any material amendment to the shareholder servicing plan must be approved in the same manner. The shareholder servicing plan is terminable at any time with respect to the Portfolios by a vote of a majority of the Independent Trustees. While the shareholder servicing plan is in effect, only the Independent Trustees may select and nominate any future Independent Trustees.

The Portfolios participate in joint distribution activities with other Funds in the Columbia Funds Family. The fees paid under each Distribution Plan adopted by a Portfolio may be used to finance the distribution of the shares of other Funds in the Columbia Funds Family. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

During the most recently completed fiscal year, the Distributor received distribution and service fees from the Portfolios for its services as reflected in the following chart. The Trust is not aware as to what amount, if any, of the 12b-1 fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel or interest, carrying or other financing charges.

Rule 12b-1 Fees Paid by the Portfolios for the Fiscal Year Ended October 31, 2007

Portfolio	Class A Shares	Class C Shares	Class R Shares
Banc of America Retirement 2005 Portfolio
Distribution Fee	$0	$110	$74
Service Fee	$37	$37	$0
Fees Waived by the Distributor	$0	$0	$0
Banc of America Retirement 2010 Portfolio
Distribution Fee	$0	$93	$63
Service Fee	$32	$31	$0
Fees Waived by the Distributor	$0	$0	$0

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Portfolio	Class A Shares	Class C Shares	Class R Shares
Banc of America Retirement 2015 Portfolio
Distribution Fee	$0	$88	$59
Service Fee	$29	$29	$0
Fees Waived by the Distributor	$0	$0	$0
Banc of America Retirement 2020 Portfolio
Distribution Fee	$0	$95	$64
Service Fee	$32	$32	$0
Fees Waived by the Distributor	$0	$0	$0
Banc of America Retirement 2025 Portfolio
Distribution Fee	$0	$88	$59
Service Fee	$29	$29	$0
Fees Waived by the Distributor	$0	$0	$0
Banc of America Retirement 2030 Portfolio
Distribution Fee	$0	$93	$62
Service Fee	$31	$31	$0
Fees Waived by the Distributor	$0	$0	$0
Banc of America Retirement 2035 Portfolio
Distribution Fee	$0	$89	$59
Service Fee	$30	$29	$0
Fees Waived by the Distributor	$0	$0	$0
Banc of America Retirement 2040 Portfolio
Distribution Fee	$0	$93	$63
Service Fee	$31	$31	$0
Fees Waived by the Distributor	$0	$0	$0

The Distributor may use the entire amount of its fees to defray the costs of commissions and service fees paid to selling and/or servicing agents and for certain other purposes. Since the distribution and service fees are payable regardless of the Distributor’s expenses, the Distributor may realize a profit from the fees. The Distribution Plan authorizes any other payments by the Portfolios to the Distributor and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirectly financing of distribution of a Portfolio’s shares.

The Trustees believe the Distribution Plan could be a significant factor in the growth and retention of a Portfolio’s assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Portfolio shareholders. The Distribution Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Independent Trustees. The Distribution Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Distribution Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Distribution Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares.

Codes of Ethics

The Portfolios, the Advisor and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j-1 under the 1940 Act. These Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be bought or held by the Portfolios. These Codes of Ethics are included as exhibits to Part C of the Portfolios’ registration statement. These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room and may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

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Proxy Voting Policies and Procedures

The Portfolios have delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Portfolios. In deciding to delegate this responsibility to the Advisor, the Board reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Portfolios and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor’s policy is to vote all proxies for Portfolio securities in a manner considered by the Advisor to be in the best interest of the Portfolios and their shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer’s securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Portfolios. The Advisor determines the best interest of the Portfolios in light of the potential economic return on each Portfolio’s investment.

The Advisor seeks to address potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor’s Proxy Committee determines the vote in the best interest of the Portfolios, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor’s Proxy Committee is composed of representatives of the Advisor’s equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor’s proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer’s securities or to affect adversely the best interest of the Portfolios. References to the best interests of the Portfolios refer to the interest of the Portfolios in terms of the potential economic return on the client’s investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the Portfolios. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Glass-Lewis & Co., a third-party vendor, to implement its proxy voting process. Glass-Lewis & Co. provides proxy analysis, record keeping services and vote disclosure services.

Information regarding how the Columbia Funds (except certain Columbia Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (i) through the Columbia Funds website at www.columbiafunds.com; and (ii) on the SEC’s website at www.sec.gov. For a copy of the Advisor’s policies and procedures that are used to determine how to vote proxies relating to portfolio securities held by the Columbia Funds, see Appendix B to this SAI.

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FUND GOVERNANCE

The Board

Responsibilities

The Board oversees the Trust and the Portfolios. The Trustees have a fiduciary duty to protect shareholders’ interests when supervising and overseeing the management and operations of the Trust and have the responsibility of assuring that the Trust’s Portfolios are managed in the best interests of shareholders. The following table provides basic information about the Trustees as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected to a Board in the Columbia Funds Complex	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee
Edward J. Boudreau, Jr. (Born 1944) Trustee	Indefinite term; Trustee since January 2005	Managing Director — E.J. Boudreau & Associates (consulting), through current	69	None

William P. Carmichael (Born 1943) Trustee and Chairman of the Board	Indefinite term; Trustee since 1999	Retired	69	Director — Cobra Electronics Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942) Trustee	Indefinite term; Trustee since January 2005	President, Retail Banking — IndyMac Bancorp, Inc., from September 1999 to August 2003; Retired	69	None

R. Glenn Hilliard (Born 1943) Trustee	Indefinite term; Trustee since January 2005	Chairman and Chief Executive Officer — Hilliard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer —	69	Director — Conseco, Inc. (insurance)

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Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected to a Board in the Columbia Funds Complex	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee
		ING Americas, from 1999 to April 2003; and Non-Executive Director & Chairman — Conseco, Inc. (insurance), from September 2004 through current

John J. Nagorniak (Born 1944) Trustee	Indefinite term; Trustee since January 2008	President and Director — Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director — Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman — Franklin Portfolio Associates (investing — Mellon affiliate) 1982 through 2007; retired	69	Trustee and Chairman — Research Foundation of CFA Institute; Director — MIT Investment Company; Trustee — MIT 401k Plan

Anthony M. Santomero (Born 1946) Trustee	Indefinite term; Trustee since January 2008	President and Chief Executive Officer — Federal Reserve Bank of Philadelphia, 2000 through April 2006; Senior Advisor — McKinsey & Company (consulting), July 2006 through December 2007; Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, through current	69	None

Minor M. Shaw (Born 1947) Trustee	Indefinite term; Trustee since 2003	President — Micco Corporation and Mickel Investment Group	69	Board Member — Piedmont Natural Gas

Standing Committees

The Trust has three standing committees, including the Audit Committee, the Governance Committee and the Investment Committee.

The function of the Audit Committee is oversight. Management (which generally means the appropriate officers of a Company, and a Portfolio’s investment advisor(s), administrator(s) and other key service providers

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(other than the registered independent public accounting firm)) is primarily responsible for the preparation of the financial statements of the Portfolio, and the registered independent public accounting firm is responsible for auditing those financial statements. Management also is responsible for maintaining appropriate systems for accounting and “internal controls over financial reporting” (as such term is defined in Rule 30a-3 under the 1940 Act), and the independent public accounting firm is primarily responsible for considering such internal controls over financial reporting in connection with its financial statement audits. While the Audit Committee has the duties and powers set forth in the Audit Committee charter, the Audit Committee is not responsible for planning or conducting any Portfolio audit or for determining whether a Portfolio’s financial statements are complete and accurate and are in accordance with generally accepted accounting principles.

The Audit Committee has, among other things, specific power and responsibility to: (i) oversee its Portfolios’ accounting and financial reporting processes and practices, its internal controls over financial reporting and, as appropriate, the internal controls over financial reporting of key service providers; (ii) approve, and recommend to the full Board for its approval in accordance with applicable law, the selection and appointment of an independent auditor for the Portfolio prior to the engagement of such independent auditor; (iii) pre-approve all audit and non-audit services provided to the Portfolio by its independent auditor, directly or by establishing pre-approval policies and procedures pursuant to which such services may be rendered, provided however, that the policies and procedures are detailed as to the particular service and the Audit Committee is informed of each service, and such policies do not include the delegation to management of the Audit Committee’s responsibilities under the 1934 Act or applicable rules or listing requirements; and (iv) pre-approve all non-audit services provided by a Portfolio’s independent auditor to the Portfolio’s investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Portfolio, if the engagement relates directly to the operations and financial reporting of the Portfolio. The members of the Audit Committee are William A. Hawkins, Edward J. Boudreau, Jr. and William P. Carmichael. The Audit Committee members are all not “interested” persons (as defined in the 1940 Act). The Audit Committee met on 5 occasions during the last fiscal year.

The primary responsibilities of the Governance Committee include, as set forth in its charter: (i) nominating Independent Trustees; (ii) addressing matters relating to compensation of Trustees who are not current directors, officers or employees of a Portfolio’s investment advisor or sub-advisor or any control affiliate thereof, including deferred compensation and retirement policies; and (iii) evaluating each Board and its committee structure as often as it deems necessary or desirable to determine whether each is functioning effectively. The Governance Committee shall determine the nature of the evaluation and its role therein in its sole discretion. The members of the Governance Committee are Minor M. Shaw, William A. Hawkins, R. Glenn Hilliard and William P. Carmichael. The Governance Committee members are all not “interested” persons (as defined in the 1940 Act). The Governance Committee met on 7 occasions during the last fiscal year.

The primary responsibilities of the Investment Committee are, as set forth in its charter, to assist the Board in carrying out its oversight responsibilities in specific areas of investment management, both by acting as liaison between the full Board and the Advisor on investment matters, and by acting on behalf of the Board, on an interim basis, on investment issues in non-recurring or extraordinary circumstances when it is impractical to convene a meeting of the full Board. In carrying out these general responsibilities, the Investment Committee assists the Board in connection with issues relating to: the investment policies and procedures adopted for the Portfolio; appropriate performance benchmarks and other comparative issues; portfolio management staffing and other personnel issues of the Advisor; investment related compliance issues; possible exemptive applications or other relief necessary or appropriate with respect to investment matters; and other investment related matters referred from time to time to the Committee by the full Board. The Committee reports its activities to the full Board on a regular basis and is responsible for making such recommendations with respect to the matters described above and other matters as the Committee may deem necessary or appropriate. Each Trustee is a member of the Investment Committee. The Investment Committee members are all not “interested” persons (as defined in the 1940 Act). The Investment Committee met on 6 occasions during the last fiscal year.

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Compensation

Trustees are compensated for their services to the Columbia Funds Family on a complex-wide basis, as shown in the table below.

Independent Trustee Compensation for the Fiscal Year Ended October 31, 2007

Name of Trustee (1)	Aggregate Compensation from the Trust (1)	Total Compensation from the Columbia Funds Complex Paid to Independent Trustees (2) (3)
William P. Carmichael	$25,793.07	$203,125.00
Edward J. Boudreau, Jr.	$22,426.43	$176,600.00
William A. Hawkins	$19,147.03	$150,775.00
R. Glenn Hilliard	20,127.76	$158,500.00
Minor M. Shaw	$21,156.17	$166,600.00
John J. Nagorniak	$0	$0
Anthony M. Santomero	$0	$0

(1)	In addition to their compensation, all Trustees receive reasonable reimbursements for travel and expenses related to their attendance at Board meetings.

(2)	Each Trustee receives compensation from four investment companies that are deemed to be part of the Columbia Funds “fund complex”, as that term is defined under Item 12 of Form N-1A.

(3)

Total compensation amounts include deferred compensation payable to or accrued for the following Trustees: William P. Carmichael $187,003.92; Edward J. Boudreau, Jr. $40,646.06; William A. Hawkins $0; R. Glenn Hilliard $145,920.70; and Minor M. Shaw $76,688.92.

Columbia Funds Deferred Compensation Plan

Under the terms of the Columbia Funds Deferred Compensation Plan for Eligible Trustees (the Deferred Compensation Plan), each Trustee may elect, on an annual basis, to defer all or any portion of their compensation (including the annual retainer and all attendance fees) payable to the Trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring Trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Columbia Funds. Distributions from the deferring Trustees’ deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten years beginning on the first day of the first calendar quarter following the later of the quarter in which the Trustee attains age 65 or the quarter in which the Trustee terminates service as Trustee of the Columbia Funds. The Board, in its sole discretion, may accelerate or extend such payments after a Trustee’s termination of service. If a deferring Trustee dies prior to the commencement of the distribution of amounts in his/her deferral account, the balance of the deferral account will be distributed to his/her designated beneficiary in a lump sum as soon as practicable after the Trustee’s death. If a deferring Trustee dies after the commencement of such distribution, but prior to the complete distribution of his/her deferral account, the balance of the amounts credited to his/her deferral account will be distributed to his/her designated beneficiaries over the remaining period during which such amounts were distributable to the Trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way, and deferring Trustees have the status of unsecured creditors of the selected portfolios.

Beneficial Equity Ownership

As of the date of this SAI, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of each class of shares of the Portfolio. The table below shows, for each Trustee, the amount of Portfolio equity securities beneficially owned by the Trustee and the aggregate value of all investments in equity securities of the Columbia Funds Family, including notional amounts through the Deferred Compensation Plan, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001- $100,000; and E = over $100,000.

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Independent Trustee Ownership for the Calendar Year Ended December 31, 2007

Trustee	Dollar Range of Equity Securities in the Portfolios	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family
Edward J. Boudreau, Jr.	Portfolios — A	C
William P. Carmichael	Portfolios — A	E
Minor M. Shaw	Portfolios — A	E
R. Glenn Hilliard	Portfolios — A	C
William A. Hawkins	Portfolios — A	C
John J. Nagorniak	Portfolios — A	A
Anthony M. Santomero	Portfolios — A	A

The Officers

The following table provides basic information about the Officers of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Officer is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02110.

Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Christopher L. Wilson (Born 1957)	President	2004	President — Columbia Funds, since October 2004; Managing Director — Columbia Management Advisors, LLC, since September 2005; Senior Vice President — Columbia Management Distributors, Inc., since January 2005; Director — Columbia Management Services, Inc., since January 2005; Director — Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director — FIM Funding, Inc., since January 2005; President and Chief Executive Officer — CDC IXIS AM Services, Inc. (investment management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)	Senior Vice President, Secretary and Chief Legal Officer	2006	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

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Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
J. Kevin Connaughton (Born 1964)	Senior Vice President, Chief Financial Officer and Treasurer	2000	Treasurer — Columbia Funds, since October 2003; Treasurer — the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 — December 2006; Vice President — Columbia Management Advisors, LLC, since April 2003; President — Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer — Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004 — Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)	Senior Vice President and Chief Compliance Officer	2007	Director (Columbia Management Group, LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)	Chief Accounting Officer and Assistant Treasurer	2004	Director of Fund Administration since January 2006; Managing Director of the Advisor, September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004.

Stephen T. Welsh (Born 1957)	Vice President	1996	President, Columbia Management Services, Inc. since July 2004; Senior Vice President and Controller, Columbia Management Services, Inc. prior to July 2004.

Jeffrey R. Coleman (Born 1969)	Deputy Treasurer	2004	Director of Fund Administration since January 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Joseph F. DiMaria (Born 1968)	Deputy Treasurer	2004	Director of Fund Administration since January 2006; Head of Tax/Compliance and Assistant Treasurer from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) from May 2003 to October 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July 2000 to April 2003.

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Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Marybeth C. Pilat (Born 1968)	Deputy Treasurer	2007	Vice President, Mutual Fund Valuation of the Advisor since January 2006; Vice President, Mutual Fund Accounting Oversight of the Advisor prior to January 2006.

Kathryn Dwyer-Thompson (Born 1967)	Assistant Treasurer	2006	Vice President, Mutual Fund Accounting Oversight of the Advisor since December 2004; Vice President, State Street Corporation (financial services) prior to December 2004.

Philip N. Prefontaine (Born 1948)	Assistant Treasurer	2006	Vice President, Mutual Fund Reporting of the Advisor since November 2004; Assistant Vice President of CDC IXIS Asset Management Services, Inc. (investment management) prior to November 2004.

Keith E. Stone (Born 1974)	Assistant Treasurer	2006	Vice President, Trustee Reporting of the Advisor since September 2003; Manager, Investors Bank & Trust Company (financial services) from December 2002 to September 2003; Audit Senior, Deloitte & Touche, LLP (independent registered public accounting firm) prior to December 2002.

Barry S. Vallan (Born 1969)	Controller	2006	Vice President-Fund Treasury of the Advisor since October 2004; Vice President-Trustee Reporting from April 2002 to October 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October 2002.

Peter T. Fariel (Born 1957)	Assistant Secretary	2006	Associate General Counsel, Bank of America since April 2005; Partner, Goodwin Procter LLP (law firm) prior to April 2005.

Nicholas J. Kolokithas (Born 1972)	Assistant Secretary	2007	Assistant General Counsel, Bank of America since March 2007; Vice President and Counsel, Deutsche Asset Management (investment management) from October 2005 to March 2007; Associate, Dechert LLP (law firm) from June 2000 to September 2005.

Julie B. Lyman (Born 1970)	Assistant Secretary	2007	Assistant General Counsel, Bank of America since October 2006; Associate, Kirkpatrick & Lockhart Nicholson Graham LLP (law firm) from April 2004 to October 2006; Counsel & Assistant Vice President, CDC IXIS Asset Management Services, Inc. (investment management) in and prior to April 2004.

Ryan C. Larrenaga (Born 1970)	Assistant Secretary	2005	Assistant General Counsel, Bank of America since March 2005; Associate, Ropes & Gray LLP (law firm) from 1998 to February 2005.

Julian Quero (Born 1967)	Assistant Treasurer	2003	Senior Compliance Manager of the Advisor since April 2002.

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BROKERAGE ALLOCATION AND OTHER PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

Subject to policies established by the Board, the Advisor (or the investment sub-advisor(s) who make the day-to-day investment decisions for a Portfolio, as applicable) is responsible for decisions to buy and sell securities for each Portfolio, for the selection of broker/dealers, for the execution of a Portfolio’s securities transactions and for the allocation of brokerage commissions in connection with such transactions. The Advisor’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities generally are traded on a “net” basis with dealers acting as principals for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are bought at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s “concession” or “discount.” On occasion, certain money market instruments may be bought directly from an issuer, in which case no commissions or discounts are paid.

The Portfolios are affiliated with the NYSE specialist firm Fleet Specialist, Inc. In order to ensure that markets are fair, orderly and competitive, NYSE specialist firms are responsible for maintaining a liquid and continuous two-sided auction market by acting as both an agent and a principal. Specialists are entrusted to hold the interests of customer orders above the specialist’s own interests, and will buy and sell securities as principal when such transactions are necessary to minimize imbalances between supply and demand. Fleet Specialist, Inc. may make a market in certain securities held by the Portfolios.

In placing orders for portfolio securities of the Portfolios, the Advisor gives primary consideration to obtaining the best net prices and most favorable execution. This means that the Advisor will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Advisor will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instance and other transactions and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Advisor’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Portfolio management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Advisor and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services also may include the arranging of meetings with management of companies and the provision of access to consultants who supply research information.

The outside research is useful to the Advisor since, in certain instances, the broker/dealers utilized by the Advisor may follow a different universe of securities issuers and other matters than those that the Advisor’s staff can follow. In addition, this research provides the Advisor with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Advisor. Research services that are provided to the Advisor by broker/dealers are available for the benefit of all accounts managed or advised by the Advisor. In some cases, the research services are available only from the broker/dealer providing such services. In other

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cases, the research services may be obtainable from alternative sources. The Advisor is of the opinion that because the broker/dealer research supplements rather than replaces the Advisor’s own research, the receipt of such research does not tend to decrease the Advisor’s expenses, but tends to improve the quality of its investment advice. However, to the extent that the Advisor would have bought any such research services had such services not been provided by broker/dealers, the expenses of such services to the Advisor could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the clients of the Advisor other than the Portfolios. Conversely, any research services received by the Advisor through the placement of transactions of other clients may be of value to the Advisor in fulfilling its obligations to the Portfolios. The Advisor is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Advisor’s investment advice. The advisory fees paid by the Trust are not reduced because the Advisor receives such services.

Under Section 28(e) of the 1934 Act, the Advisor shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Advisor must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Accordingly, the price to the Portfolios in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Advisor’s clients, including the Portfolios.

Commission rates are established pursuant to negotiations with broker/dealers based on the quality and quantity of execution services provided by broker/dealers in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions that generally are fixed. Transactions in both foreign and domestic over-the-counter markets generally are principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Advisor, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain instances there may be securities that are suitable for more than one Portfolio as well as for one or more of the other clients of the Advisor. Investment decisions for the Portfolios and for the Advisor’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are engaged simultaneously in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction that may affect the Portfolios.

The Portfolios may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Portfolios will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Portfolio’s interests.

The Trust will not execute portfolio transactions through, or buy or sell portfolio securities from or to, the Distributor, the Advisor, the Administrator or their affiliates acting as principal (including repurchase and reverse

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repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Advisor is authorized to allocate buy and sell orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions that are affiliated with Bank of America. To the extent that a Portfolio executes any securities trades with an affiliate of Bank of America, the Portfolio does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that the Portfolio has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (i) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Portfolio as those likely to be derived from a non-affiliated qualified broker/dealer; (ii) the affiliated broker/dealer charged the Portfolio commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Portfolio and that are not affiliated with the broker/dealer in question; and (iii) the fees, commissions or other remuneration paid by the Portfolio did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

Certain affiliates of Bank of America, such as its subsidiary banks, may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds bought by certain of the Columbia Funds. Bank of America or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, the Portfolios may buy securities from a member of an underwriting syndicate in which an affiliate of Bank of America is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to Rule 10f-3.

Given the breadth of the Advisor’s investment management activities, investment decisions for each Portfolio are not always made independently from those for other funds, or other investment companies and accounts advised or managed by the Advisor. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Columbia Funds and another investment portfolio, investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to each Portfolio and such other funds, investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Portfolio or the size of the position obtained or sold by the Portfolio. To the extent permitted by law, the Advisor may aggregate the securities to be sold or bought for the Portfolios with those to be sold or bought for other funds, investment portfolios, investment companies, or accounts in executing transactions.

See Investment Advisory and Other Services — Other Roles and Relationships of Bank of America and its Affiliates — Certain Conflicts of Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following table describes the types and amounts of brokerage commissions paid by the Portfolios during their two most recently completed fiscal years. In certain instances the Portfolios may pay brokerage commissions to broker/dealers that are affiliates of Bank of America. As indicated above, all such transactions involving the payment of brokerage commissions to affiliates are done in compliance with Rule 17e-1 under the 1940 Act.

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Aggregate Brokerage Commissions Paid by the Portfolios

Portfolio	Fiscal Year Ended October 31, 2007	Fiscal Period Ended October 31, 2006*
Banc of America Retirement 2005 Portfolio	$0	$0
Banc of America Retirement 2010 Portfolio	$0	$0
Banc of America Retirement 2015 Portfolio	$0	$0
Banc of America Retirement 2020 Portfolio	$0	$0
Banc of America Retirement 2025 Portfolio	$0	$0
Banc of America Retirement 2030 Portfolio	$0	$0
Banc of America Retirement 2035 Portfolio	$0	$0
Banc of America Retirement 2040 Portfolio	$0	$0

*	Fees paid are shown from each Portfolio’s date of inception (June 1, 2006) through October 31, 2006.

The Portfolios paid no brokerage commissions to affiliated broker/dealers for the fiscal years ended October 31, 2006 and 2007.

Directed Brokerage

The Portfolios or the Advisor, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Portfolios’ brokerage transactions to a broker/dealer because of the research services it provides the Portfolios or the Advisor.

During the fiscal year ended October 31, 2007, no Portfolio directed brokerage transactions.

Securities of Regular Broker/Dealers

In certain cases, the Portfolios, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Advisor uses to transact brokerage for the Columbia Funds Family.

As of October 31, 2007, the Portfolios owned securities of their “regular brokers or dealers” or their parents, as defined in Rule 10b-1 under the 1940 Act, as shown in the table below.

Investments in Securities of Regular Broker/Dealers as of October 31, 2007

Fund	Broker/Dealer	Dollar Amount of Securities Held
Banc of America Retirement 2005 Portfolio	None	None

Banc of America Retirement 2010 Portfolio	None	None

Banc of America Retirement 2015 Portfolio	None	None

Banc of America Retirement 2020 Portfolio	None	None

Banc of America Retirement 2025 Portfolio	None	None

Banc of America Retirement 2030 Portfolio	None	None

Banc of America Retirement 2035 Portfolio	None	None

Banc of America Retirement 2040 Portfolio	None	None

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Additional Shareholder Servicing Payments

The Portfolios, along with the Transfer Agent and/or the Distributor may pay significant amounts to financial intermediaries (as defined below), including other Bank of America affiliates, for providing the types of services that would typically be provided directly by a mutual fund’s transfer agent. The level of payments made to financial intermediaries may vary. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Portfolios through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support (additional shareholder services). These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of each Portfolio’s shares in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of the average aggregate value of each Portfolio’s shares in the program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 Plan. As of November 1, 2007, the Board has authorized each Portfolio to pay up to 0.15% of the average aggregate value of the Portfolio’s shares. Such payments will be made by a Portfolio to the Transfer Agent who will in turn make payments to the financial intermediary for the provision of such additional shareholder services. The Portfolios’ Transfer Agent, Distributor or their affiliates will pay, from its or their own resources, amounts in excess of the amount paid by the Portfolios to financial intermediaries in connection with the provision of these additional shareholder services and other services.

For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Portfolios also may make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

In addition, the Distributor and other Bank of America affiliates may make lump sum payments to selected financial intermediaries receiving shareholder servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Portfolios on the financial intermediary’s system or other similar services.

As of the date of this SAI, with respect to the Portfolios, the Distributor and/or other Bank of America affiliates had agreed to make investor servicing payments to the following financial intermediaries or their affiliates: Mid Atlantic Capital Corporation, Princeton Retirement Group, and The Principal Financial Group.

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Additional Financial Intermediary Payments

Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Portfolios. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described above under Brokerage Allocation and Other Practices — Additional Shareholder Servicing Payments. For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

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The Distributor and other Bank of America affiliates may pay additional compensation to selected financial intermediaries, including other Bank of America affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary also may receive payments described above in Brokerage Allocation and Other Practices — Additional Shareholder Servicing Payments. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Portfolio to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, the Distributor and other Bank of America affiliates may consider a number of factors, including, without limitation, asset mix and length or relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Portfolios, the nature and scope of marketing support or services provided by the financial intermediary (as described more fully below) and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Portfolios.

These additional payments by the Distributor and other Bank of America affiliates are made pursuant to agreements between the Distributor and other Bank of America affiliates and financial intermediaries, and do not change the price paid by investors for the purchase of a share, the amount a Portfolio will receive as proceeds from such sales or the distribution fees and expenses paid by the Portfolio as shown under the heading Fees and Expenses in the Portfolio’s prospectuses.

Marketing Support Payments

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Portfolios and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying the Portfolios as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

While the financial arrangements vary for each financial intermediary, the marketing support payments to each financial intermediary generally are expected to be between 0.05% and 0.35% (between 0.03% and 0.12% in the case of the Money Market Funds) on an annual basis for payments based on average net assets of the Columbia Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Money Market Funds) attributable to the financial intermediary. The Distributor and other Bank of America affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

As of the date of this SAI, with respect to the Portfolios, the Distributor and/or other Bank of America affiliates had agreed to make marketing support payments to the following financial intermediaries or their affiliates: Fidelity Brokerage Services LLC, and National Financial Services LLC.

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

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Other Payments

From time to time, the Distributor, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of the Portfolios to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the Financial Industry Regulatory Authority (FINRA). Such compensation provided by the Distributor may include financial assistance to financial intermediaries that enable the Distributor to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary depending upon the nature of the event.

Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending a particular Portfolio or a particular share class over other Portfolios or share classes. See Investment Advisory and Other Services — Other Roles and Relationships of Bank of America and its Affiliates — Certain Conflicts of Interest for more information.

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CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Portfolios offer shares in the classes shown in the table below. Subject to certain limited exceptions discussed in each Portfolio’s prospectuses, a Portfolio may no longer be accepting new investments from current shareholders or prospective investors. The Portfolios, however, may at any time and without notice, offer any of these classes to the general public for investment.

The Trust’s Amended and Restated Declaration of Trust (Declaration of Trust) permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Portfolio, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Portfolio without thereby changing the proportionate beneficial interests in that Portfolio and to divide such shares into classes. Each share of a class of a Portfolio represents an equal proportional interest in that Portfolio with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to that Portfolio as are declared in the discretion of the Board. However, different share classes of a Portfolio pay different distribution amounts, because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Share Classes Offered by the Portfolios

Fund	Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Banc of America Retirement 2005 Portfolio	✓	✓	✓	✓
Banc of America Retirement 2010 Portfolio	✓	✓	✓	✓
Banc of America Retirement 2015 Portfolio	✓	✓	✓	✓
Banc of America Retirement 2020 Portfolio	✓	✓	✓	✓
Banc of America Retirement 2025 Portfolio	✓	✓	✓	✓
Banc of America Retirement 2030 Portfolio	✓	✓	✓	✓
Banc of America Retirement 2035 Portfolio	✓	✓	✓	✓
Banc of America Retirement 2040 Portfolio	✓	✓	✓	✓

Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of the Portfolios’ shares, other than the possible future termination of the Portfolios. The Portfolios may be terminated by reorganization into another mutual fund or by liquidation and distribution of their assets. Unless terminated by reorganization or liquidation, the Portfolio will continue indefinitely.

Liability

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims any shareholder liability for acts or obligations of the Portfolios and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Portfolio or the Trustees. The Declaration of Trust provides for indemnification out of Portfolio property for all loss and expense of any shareholder held personally liable for the obligations of a Portfolio. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which a Portfolio would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a Portfolio incurring financial loss on account of another series of the Trust also is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other series of the Trust was unable to meet its obligations.

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Dividend Rights

The shareholders of a Portfolio are entitled to receive any dividends or other distributions declared for the Portfolio. No shares have priority or preference over any other shares of a Portfolio with respect to distributions. Distributions will be made from the assets of a Portfolio, and will be paid pro rata to all shareholders of the Portfolio (or class) according to the number of shares of the Portfolio (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of a Portfolio based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

Voting Rights and Shareholder Meetings

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust voluntarily has undertaken to hold a shareholder meeting at which the Board would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust’s By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in U.S. dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies on the Board except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by holders of a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in a Portfolio’s prospectuses and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders’ meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of the Portfolio and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by Portfolio or by class.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or the Portfolios, shareholders of the Portfolios are entitled to receive the assets attributable to the relevant class of shares of the Portfolios that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Portfolio shares.

Conversion Rights

Shareholders have the right, which is subject to change by the Board, to convert or “exchange” shares of one class for another. Such right is outlined and subject to certain conditions set forth in each Portfolio’s prospectuses.

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Redemptions

Each Portfolio’s dividend, distribution and redemption policies can be found in its prospectuses under the headings Buying, Selling and Exchanging Shares and Distributions and Taxes. However, the Board may suspend the right of shareholders to sell shares when permitted or required to do so by law, or compel sales of shares in certain cases.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessment

All Portfolio shares are issued in uncertificated form only, and when issued will be fully paid and non-assessable by the Trust.

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PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase and Redemption

An investor may buy, sell and exchange shares in the Portfolios utilizing the methods, and subject to the restrictions, described in the Portfolios’ prospectuses. The following information supplements that which can be found in the Portfolios’ prospectuses.

The Portfolios have authorized one or more broker/dealers to accept buy and sell orders on the Portfolios’ behalf. These broker/dealers are authorized to designate other intermediaries to accept buy and sell orders on the Portfolios’ behalf. The Portfolios will be deemed to have received a buy or sell order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, accepts the order. Customer orders will be priced at each Portfolio’s net asset value next computed after they are accepted by an authorized broker/dealer or the broker’s authorized designee.

The Trust also may make payment for sales in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Portfolios may suspend the right of redemption or postpone the date of payment for shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension; (iv) an emergency exists as determined by the SEC. (The Portfolios may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which each Portfolio is obligated to redeem shares, subject to the exceptions listed above, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Portfolio at the beginning of the period.

Front-End Sales Charge Waivers

The investors listed below can buy Class A shares without paying a front-end sales charge.

•	Employees of Bank of America (and its predecessors), its affiliates and subsidiaries.

•	Trustees of funds advised or administered by the Advisor.

•	Directors, officers and employees of the Advisor, the Distributor, and their respective successors, any investment sub-advisor and companies affiliated with the Advisor.

•	Insurance company separate accounts for the benefit of group retirement plans.

•	Registered representatives and employees of selling and servicing agents (including their affiliates) that are parties to dealer agreements or other sales arrangements with the Distributor.

•	Broker/dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes.

•	Employees or partners of any service provider to the Columbia Funds.

•	Families of the parties listed above and their beneficial accounts. Family members include: spouses, parents, stepparents, legal guardians, children, stepchildren, father-in-laws and mother-in-laws.

•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

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•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only.

•	Banks, trust companies and thrift institutions, acting as fiduciaries.

•

Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Portfolio, may buy Class A shares of any Portfolio without paying a front-end sales charge in those cases where a Columbia Fund Class Z share is not available.

•

Galaxy Portfolio shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Portfolio Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Portfolio reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Portfolio Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Portfolio reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Portfolio shareholders on the date that those funds were reorganized into Galaxy Portfolios.

•

Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be bought at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with the Distributor pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

•	Certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

•

At the Portfolio’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Columbia Funds are a party.

Investors can also buy Class A shares without paying a sales charge if they buy the shares within 365 days of selling Class A shares of the same Portfolio. This reinstatement privilege allows investors to invest up to the amount of the sale proceeds. The reinstatement privilege does not apply to any shares bought through a previous reinstatement. The Transfer Agent, the Distributor or their agents must receive written reinstatement requests within 365 days after shares are sold.

Contingent Deferred Sales Charges (Class A and Class C Shares)

Shareholders won’t pay a CDSC on the following transactions:

Death: CDSCs may be waived on sales following the death of: (i) the sole shareholder on an individual account; (ii) a joint tenant where the surviving joint tenant is the deceased’s spouse; or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account.

If the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any sale from the estate account. If the account is transferred to a new registration and then a sale is requested, the applicable CDSC will be charged.

Systematic Withdrawal Plan (SWP): CDSCs may be waived on sales occurring pursuant to a monthly, quarterly or semi-annual SWP established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value at the time that the SWP is established. Otherwise a CDSC will be

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charged on SWP sales until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested.

Disability: CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant spousal account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (i) the disability must arise after the purchase of shares; (ii) the disabled shareholder must have been under the age of 65 at the time of the initial determination of disability; and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.

Death of a trustee: CDSCs may be waived on sales occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where: (i) the grantor of the trust is the sole trustee and the sole life beneficiary, and (ii) death occurs following the purchase, and (iii) the trust document provides for the dissolution of the trust upon the trustee’s death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent sale.

Health savings accounts: CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.

Returns of excess contributions: CDSCs may be waived on sales required to return excess contributions made to retirement plans or individual retirement accounts, so long as the financial intermediary agrees to return the applicable portion of any commission paid by the Distributor.

Qualified retirement plans: CDSCs may be waived on shares sold by employee benefit plans created according to Section 403(b) of the Code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the Code. To qualify for the waiver, the plan must be a participant in an alliance program that has signed an agreement with Columbia Funds or the Distributor.

Return of commission: CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

Non-U.S. investors: CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-US investors.

IRS Section 401 and 457: CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under Section 401 or 457 of the Code.

Medical payments: CDSC may be waived on shares sold for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

Shares liquidated by transfer agent: CDSC may be waived for shares sold under the Distributor’s right to liquidate a shareholder’s account, including but not limited to, instances where the aggregate net asset value of Class A, Class B or Class C shares held in the account is less than the minimum account size.

Plans of reorganization: At the Portfolio’s discretion, CDSC may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

A CDSC may be waived on the sale of Class C shares sold by a non-profit organization qualified under Section 501(c)(3) of the Code in connection with the Banc of America Capital Management Charitable Giving Program.

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Anti-Money Laundering Compliance

The Portfolios are required to comply with various anti-money laundering laws and regulations. Consequently, the Portfolios may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Portfolios believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Portfolios may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Portfolios also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Portfolios to inform the shareholder that it has taken the actions described above.

Offering Price

The share price of each Portfolio is based on each Portfolio’s net asset value per share, which is calculated separately for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. Eastern time unless the NYSE closes earlier) on each day the Portfolios are open for business, unless the Board determines otherwise.

The value of each Portfolio’s portfolio securities for which a market quotation is available is determined in accordance with the Trust’s valuation procedures. In general terms, the valuation procedures provide that domestic exchange traded securities (other than NASDAQ listed equity securities) generally will be valued at their last traded sale prices as reported on the principal exchange where those securities are traded. If no sales of those securities are reported on a particular day on the principal exchange, the securities generally will be valued at the mean between the latest bid and asked prices as reported on the principal exchange where those securities are traded. Securities traded on a foreign securities exchange will generally be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Securities traded primarily on NASDAQ will generally be valued at the NASDAQ Official Closing Price (NOCP) (which is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to NASDAQ’s best bid price if the last trade price is below such bid price or adjusted down to NASDAQ’s best ask price if the last trade price is above such ask price). If no NOCP is available, the security will generally be valued at the last sale price shown on NASDAQ prior to the calculation of the NAV of the Portfolio. If no sale price is shown on NASDAQ, the latest bid price will be used. If no sale price is shown and no latest bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Portfolios’ fair valuation procedures.

Securities not traded upon any exchange will generally be valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers. If quoted prices are unavailable or are believed to be inaccurate, market values will generally be determined based on quotes obtained from one or more broker(s) or dealer(s) or based on a price obtained from a reputable independent pricing service.

Financial futures will generally be valued at the latest reported sales price. Forward foreign currency contracts will generally be valued using market quotations from a widely used quotation system that reflects the current cost of covering or off-setting the contract. Exchange traded options will generally be valued at the latest reported sales price on their exchange. If there is no reported sale on the valuation date, the options will generally be valued at the mean between the latest bid and asked prices.

Over-the-counter derivatives will generally be valued at fair value in accordance with the Portfolios’ fair valuation procedures.

Repurchase agreements will generally be valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation. The market value of the securities underlying a repurchase

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agreement will be determined in accordance with the procedures above, as appropriate, for the purpose of determining the adequacy of collateral.

Shares of open-end investment companies held in each Portfolio’s portfolio will generally be valued at the latest net asset value reported by the investment company.

Debt securities will generally be valued by a pricing service which may employ a matrix or other indications of value, including but not limited to broker quotes, to determine valuations for normal institutional size trading units. The matrix can take into account various factors including, without limitation, bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). Debt securities for which a pricing service does not furnish valuations and for which market quotations are readily available will generally be valued based on the mean of the latest bid prices obtained from one or more dealers. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

Securities for which market quotations are not readily available for any reason, including that the latest quotation is deemed unreliable or unreasonable, securities and other assets and liabilities are valued at “fair value” as determined in good faith by the Advisor’s valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as World Equity Benchmark Shares™.

The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliated benefit plans where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

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TAXATION

The following information supplements and should be read in conjunction with the section in the Portfolios’ prospectuses entitled Distributions and Taxes. The prospectuses generally describe the federal income tax treatment of distributions by the Portfolios. This section of the SAI provides additional information concerning federal income taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, in effect as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Portfolio shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Portfolio shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Portfolio shares as part of a hedge, straddle, or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the IRS as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Portfolios. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the federal tax consequences of an investment in a Portfolio, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Portfolios.

Qualification as a Regulated Investment Company

It is intended that each Portfolio qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Portfolio will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Portfolio, even though each Portfolio is a series of the Trust. Furthermore, each Portfolio will separately determine its income, gains, losses, and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each Portfolio must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. In general, for purposes of this 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation provides that 100% of the net income derived from an interest in a qualified publicly traded partnership will be treated as qualifying income. In addition, although in general the passive loss rules do not apply to a regulated investment company, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

Each Portfolio must also diversify its holdings so that, at the end of each quarter of a Portfolio’s taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and

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(B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of a Portfolio’s total assets and are not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Portfolio’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Portfolio controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership and in the case of a Portfolio’s investments in loan participations, the Portfolio shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements applicable to a Portfolio may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts, and swap agreements.

In addition, each Portfolio generally must distribute to its shareholders at least 90% of its investment company taxable income for the taxable year, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year. If a Portfolio meets all of the regulated investment company requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Portfolio generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Portfolio may make the distributions in the following taxable year. However, no assurance can be given that a Portfolio will not be subject to federal income taxation. Shareholders generally are taxed on any distributions from a Portfolio in the year they are actually distributed. If a Portfolio declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Portfolio and its shareholders will be treated as if the Portfolio paid the distribution by December 31 of the first taxable year. Each Portfolio intends to distribute at least annually its investment company taxable income (computed without regard to the dividends-paid deduction) and may distribute its net capital gain.

Moreover, a Portfolio may retain for investment all or a portion of its net capital gain. If a Portfolio retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders, who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Portfolio on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of a Portfolio will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

If, for any taxable year, a Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Portfolio’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable to shareholders as dividend income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Portfolio may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Portfolio to the IRS. In addition, if a Portfolio which has previously qualified as a regulated investment company were to fail to qualify as a regulated investment company for a period greater than two taxable years, the Portfolio generally would be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Portfolio had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to re-qualify as a regulated investment company in a subsequent year.

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Excise Tax

If a Portfolio fails to distribute by December 31 of each calendar year at least 98% of its ordinary income (excluding capital gains and losses for that year), at least 98% of its capital gain net income (adjusted for net ordinary losses) for the 1-year period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Portfolio will be subject to a nondeductible 4% excise tax on the undistributed amounts. Each Portfolio generally intends to actually distribute or be deemed to have distributed (as described earlier) substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Portfolio will not be subject to the excise tax. Moreover, each Portfolio reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, if the amount of excise tax to be paid is deemed de minimis by a Portfolio).

Capital Loss Carryforwards

A Portfolio is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Portfolio’s capital loss carryforward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Portfolios do not expect to distribute any such offsetting capital gains. The Portfolios cannot carry back or carry forward any net operating losses.

If a Portfolio engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carryforwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Portfolios have engaged in reorganizations in the past and/or may engage in reorganizations in the future.

Equalization Accounting

Each Portfolio may use the so-called “equalization method” of accounting to allocate a portion of its “accumulated earnings and profits,” which generally equals a Portfolio’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Portfolio to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Portfolio’s total returns, it may reduce the amount of income and gains that the Portfolio would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Portfolio shares on Portfolio distributions to shareholders. The IRS has not sanctioned the particular equalization method used by the Portfolios, and thus the Portfolios’ use of this method may be subject to IRS scrutiny.

Taxation of Investments

In general, realized gains or losses on the sale of securities held by an Underlying Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Underlying Fund has held the disposed securities for more than one year at the time of disposition.

If an Underlying Fund purchases a debt obligation with original issue discount (OID) (generally a debt obligation with a purchase price less than its principal amount, such as a zero-coupon bond), the Underlying Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Underlying Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by an Underlying Fund at a market discount, generally at a price less than its principal amount, will be treated as

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ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Underlying Fund held the debt obligation. An Underlying Fund generally will be required to make distributions to shareholders representing the OID income on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Underlying Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by an Underlying Fund which the Underlying Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Underlying Fund.

In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though an Underlying Fund holding the security receives no interest payment in cash on the security during the year. A portion of the interest paid or accrued on certain high-yield discount obligations (such as high-yield corporate debt securities described above) may not (and interest paid on debt obligations owned by an Underlying Fund that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer, possibly affecting the cash flow of the issuer.

If an Underlying Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Underlying Fund. Tax rules are not entirely clear about issues such as when an Underlying Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by an Underlying Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

If an option granted by an Underlying Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Underlying Fund of the option from its holder, the Underlying Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Underlying Fund in the closing transaction. Some capital losses realized by an Underlying Fund in the sale, exchange, exercise or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by an Underlying Fund pursuant to the exercise of a covered call option granted by it, the Underlying Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by an Underlying Fund pursuant to the exercise of a put option written by it, the Underlying Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by an Underlying Fund will be deemed “Section 1256 contracts.” An Underlying Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. These provisions may require an Underlying Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Underlying Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by an Underlying Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options, futures contracts, forward contracts and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Underlying Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to an Underlying Fund’s investments in stock

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or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Underlying Fund to satisfy the 90% income test described above. If the net foreign exchange loss exceeds an Underlying Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be available as a carryforward and thus cannot be deducted by the Underlying Fund or its shareholders in future years.

Offsetting positions held by an Underlying Fund involving certain derivative instruments, such as financial forward, futures and options contracts, may be considered, for federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If an Underlying Fund is treated as entering into a “straddle” and at least one (but not all) of the Underlying Fund’s positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a “mixed straddle.” An Underlying Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to an Underlying Fund may differ. Generally, to the extent the straddle rules apply to positions established by an Underlying Fund, losses realized by the Underlying Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the applicable holding period requirements (as described below) and therefore to be taxed as ordinary income. Furthermore, the Underlying Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where an Underlying Fund had not engaged in such transactions.

If an Underlying Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Underlying Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when an Underlying Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon an Underlying Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon an Underlying Fund’s holding period in the position beginning with the date the constructive sale was deemed to have occurred and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Underlying Fund’s taxable year and the Underlying Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain an Underlying Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain an Underlying Fund would have had if the Underlying Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

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In addition, an Underlying Fund’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts and swap agreements) may be subject to other special tax rules, such as the wash-sale rules or the short-sale rules, the effect of which may be to accelerate income to the Underlying Fund, defer losses to the Underlying Fund, cause adjustments in the holding periods of the Underlying Fund’s securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Certain of an Underlying Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If an Underlying Fund’s book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Underlying Fund’s remaining earnings and profits (including earnings and profits arising from tax exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If an Underlying Fund’s book income is less than taxable income, the Underlying Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a 2006 IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income for a regulated investment company. Accordingly, while each Underlying Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of an Underlying Fund (as well as the status of a Portfolio investing in such Underlying Fund) as a regulated investment company might be jeopardized. Certain requirements that must be met under the Code in order for each Underlying Fund to qualify as a regulated investment company may limit the extent to which an Underlying Fund will be able to engage in derivatives transactions.

An Underlying Fund may invest in REITs. Investments in REIT equity securities may require an Underlying Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Underlying Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Underlying Fund’s investments in REIT equity securities may at other times result in the Underlying Fund’s receipt of cash in excess of the REIT’s earnings; if the Underlying Fund distributes these amounts, these distributions could constitute a return of capital to Underlying Fund shareholders for federal income tax purposes. Dividends received by the Underlying Fund from a REIT generally will not constitute qualified dividend income.

An Underlying Fund may invest in REITs that hold residual interests in REMICs or taxable mortgage pools (TMPs), or such REITs may themselves constitute TMPs. Under an IRS notice, and Treasury Regulations that have yet to be issued but may apply retroactively, a portion of an Underlying Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as an Underlying Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related residual interest or invested in the TMP directly. Tax-exempt shareholders should consult their own tax advisors regarding these rules.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or certain other tax-exempt entities) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a

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tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.

Some amounts received by an Underlying Fund from its investments in master limited partnerships (MLPs) will likely be treated as returns of capital because of accelerated deductions available with respect to the activities of MLPs. On the disposition of an investment in such an MLP, the Underlying Fund will likely realize taxable income in excess of economic gain from that asset (or if an Underlying Fund does not dispose of the MLP, the Underlying Fund will likely realize taxable income in excess of cash flow received by the Underlying Fund from the MLP in a later period), and the Underlying Fund must take such income into account in determining whether the Underlying Fund has satisfied its distribution requirements. The Underlying Fund may have to borrow or liquidate securities to satisfy its distribution requirements and meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Underlying Fund to sell securities or borrow money at the time.

“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations where at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If an Underlying Fund acquires any equity interest in a PFIC, the Underlying Fund could be subject to federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Underlying Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.

An Underlying Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require an Underlying Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Underlying Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, an Underlying Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income, as defined below.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Underlying Funds may involve complex tax rules that may result in income or gain recognition by the Underlying Funds without corresponding current cash receipts. Although the Underlying Funds seek to avoid significant noncash income, such noncash income could be recognized by the Underlying Funds, in which case the Underlying Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Underlying Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Considerations similar to those set forth above would apply to any investments made directly by a Portfolio. In addition, a Portfolio may receive taxable income or gain upon the receipt of distributions from an Underlying Fund or upon a sale, exchange or redemption of shares in an Underlying Fund. A redemption of shares in an Underlying Fund may be characterized as a dividend (taxable as ordinary income rather than capital gain) to the extent provided in the Code and Treasury Regulations.

Taxation of Distributions

All distributions paid out of a Portfolio’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Portfolio, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return.

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Dividends and distributions on a Portfolio’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Portfolio’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Portfolio’s net asset value reflects gains that are either unrealized, or realized but not distributed. For federal income tax purposes, a Portfolio’s earnings and profits, described above, are determined at the end of the Portfolio’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Portfolio’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Portfolio shares and then as capital gain. A Portfolio may make distributions in excess of its earnings and profits to a limited extent, from time to time.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Portfolio owned for one year or less will be taxable as ordinary income. Distributions designated by a Portfolio as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Portfolio’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Portfolio shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Portfolio will designate capital gain dividends, if any, in a written notice mailed by the Portfolio to its shareholders not later than 60 days after the close of the Portfolio’s taxable year.

Income and capital gain received by a Portfolio from an Underlying Fund generally will be distributed by the Portfolio (after deductions for the Portfolio’s allowable losses and expenses) and generally will be taxable to shareholders as described above. However, special rules may apply to Portfolio distributions attributable to Underlying Fund distributions and the extent to which such Portfolio distributions may result in qualified dividend income, the dividends received deduction, and other tax consequences discussed herein. Accordingly, the tax consequences of an investment in a Portfolio may differ from, and may be less favorable than, the tax consequences of a direct investment in an Underlying Fund.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Portfolio earned on direct obligations of the U.S. government if the Portfolio meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Portfolio Shares

If a shareholder sells or exchanges his or her Portfolio shares, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Portfolio shares for more than one year at the time of the sale or exchange, and short-term otherwise.

If a shareholder sells or exchanges Portfolio shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Portfolio or a different regulated investment company, the sales charge previously incurred in acquiring the Portfolio’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Portfolio shares, the loss will be disallowed under “wash sale” rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

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If a shareholder receives or is deemed to receive a long-term capital gain dividend with respect to any Portfolio share and such Portfolio share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Portfolio share will be treated as a long-term capital loss to the extent of the capital gain dividend.

Federal Income Tax Rates

As of the date of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net long-term capital gain.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to “qualified dividend income” equal to the highest net long-term capital gains rate, which generally is 15%. In general, “qualified dividend income” is income attributable to dividends received by a Portfolio in taxable years beginning on or before December 31, 2010 from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Portfolio with respect to the dividend-paying corporation’s stock and by the shareholders with respect to the Portfolio’s shares. If 95% or more of a Portfolio’s gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of a Portfolio’s income is attributable to qualified dividend income, then only the portion of the Portfolio’s distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by a Portfolio from securities lending, repurchase and other derivative transactions ordinarily will not qualify. The rules regarding the qualification of Portfolio distributions as qualified dividend income are complex, including the holding period requirements. Individual Portfolio shareholders therefore are urged to consult their own tax advisors and financial planners. Underlying Funds that are income and bond funds typically do not distribute significant amounts of qualified dividend income.

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various “sunset” provisions of federal income tax laws.

Backup Withholding

The Portfolios generally are required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Portfolio shareholder if (1) the shareholder fails to furnish the Portfolio with a correct “taxpayer identification number” (TIN) or has not certified to the Portfolio that withholding does not apply or (2) the IRS notifies the Portfolio that the shareholder’s TIN is incorrect or the shareholder is otherwise subject to backup withholding. This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future federal income tax liability, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.

Tax-Deferred Plans

The shares of the Portfolios may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Portfolio shares through such plans and/or accounts.

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Corporate Shareholders

Subject to limitation and other rules, a corporate shareholder of a Portfolio may be eligible for the dividends-received deduction on Portfolio distributions attributable to dividends received by the Portfolio from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Portfolio attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Portfolios are urged to consult their own tax advisors and financial planners.

As discussed above, a portion of the interest paid or accrued on certain high-yield discount obligations owned by a Portfolio may not (and interest paid on debt obligations, if any, that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer. If a portion of the interest paid or accrued on certain high-yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends received deduction if certain requirements are met. In such cases, if the issuer of the high-yield discount obligations is a domestic corporation, dividend payments by a Portfolio may be eligible for the dividends-received deduction to the extent of the dividend portion of such interest.

Foreign Shareholders

Very generally, for taxable years beginning before January 1, 2008, distributions properly designated by a Portfolio as “interest-related dividends” will be exempt from federal income tax withholding provided the Portfolio obtains a properly completed and signed certificate of foreign status from the foreign shareholder (“exempt foreign shareholder”). Interest-related dividends are generally attributable to the Portfolio’s net interest income earned on certain debt obligations and paid to a nonresident alien individual, a foreign trust (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), a foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), or a foreign corporation (each, a “foreign shareholder”). In order to qualify as an interest-related dividend, the Portfolio must designate a distribution as such in a written notice mailed to its shareholders not later than 60 days after the close of the Portfolio’s taxable year. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Portfolio, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

In general, a foreign shareholder’s capital gains realized on the disposition of Portfolio shares, capital gain dividends and, with respect to taxable years of a Portfolio beginning before January 1, 2008, “short-term capital gain dividends” (defined below) are not subject to federal income or withholding tax, provided that the Portfolio obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the disposition or receipt of the capital gain dividends and certain other conditions are met; or (iii) the Portfolio shares on which the foreign shareholder realized gain constitute U.S. real property interests (USRPIs) or, in certain cases, distributions are attributable to gain from the sale or exchange of a USRPI, as discussed below. If such gains or distributions are effectively connected with a U.S. trade or business (or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an applicable income tax treaty), the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to

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U.S. federal income tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). “Short-term capital gain dividends” are distributions attributable to a Portfolio’s net short-term capital gain in excess of its net long-term capital loss and designated as such by the Portfolio in a written notice mailed by the Portfolio to its shareholders not later than 60 days after the close of the Portfolio’s taxable year. Pending legislation would extend the exemption from withholding for interest-related distributions and short-term capital gain distributions for one year, i.e., for taxable years beginning before January 1, 2009. As of the date of this SAI, it is unclear whether the legislation will be enacted.

In order to qualify for these exemptions from withholding, a foreign person will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Portfolio makes a designation with respect to a payment. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

Even if permitted to do so, the Portfolios provide no assurance that they will designate any distributions as interest-related dividends or short-term capital gain dividends. Even if a Portfolio makes such designations, if you hold Portfolio shares through an intermediary, no assurance can be made that your intermediary will respect such designations.

Special rules apply to distributions to foreign shareholders from a Portfolio that is either a “U.S. real property holding corporation” (USRPHC) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Additionally, special rules apply to the sale of shares in a Portfolio that is a USRPHC. Very generally, a USRPHC is a domestic corporation that holds USRPIs – defined very generally as any interest in U.S. real property or any equity interest in a USRPHC – the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets. A Portfolio that holds (directly or indirectly) significant interests in REITs may be a USRPHC. The special rules discussed below will also apply to distributions from a Portfolio that would be a USRPHC absent exclusions from USRPI treatment for interests in domestically controlled REITs or RICs and not-greater-than 5% interests in publicly traded classes of stock in REITs or RICs.

If a Portfolio is a USRPHC or would be but for the above-mentioned exceptions from the definition of USRPIs, amounts the Portfolio receives from REITs derived from gains realized from USRPIs will retain the character as such in the hands of the Portfolio’s foreign shareholders. In the hands of a foreign shareholder that holds (or has held in the prior 12 months) more than a 5% interest in the Portfolio, such amounts will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates, thus requiring the filing of a U.S. income tax return for the year recognized; the Portfolio must withhold 35% of the amount of such distribution. The same treatment would apply to other foreign shareholders if shares of the Portfolio are not regularly traded on an established securities market located in the United States within the meaning of the Code. Otherwise, in the case of all other foreign shareholders, such amounts will be treated as ordinary income (regardless of any designation by the Portfolio that such distribution is a capital gain dividend), and the Portfolio must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign shareholder. Foreign shareholders of such Portfolios are also subject to “wash sale” rules to prevent the avoidance of the tax-filing and payment obligations discussed in the above paragraphs through the sale and repurchase of Portfolio shares. Prior to January 1, 2008, the rules of this paragraph also apply to direct USRPI gains recognized by the Portfolio. Pending legislation would extend such application until January 1, 2009. At the date of this SAI, it is unclear whether the legislation will be enacted.

In addition, a Portfolio that is a USRPHC may be required to withhold 10% of the amount realized in redemption by a foreign shareholder, and that shareholder may be required to file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. Prior to January 1, 2008, no withholding generally is required with respect to amounts paid in redemption of shares of a Portfolio that is a USRPHC and is also domestically controlled. Pending legislation would extend the exemption from withholding until January 1, 2009. At the date of this SAI, it is unclear whether the legislation will be enacted.

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In order for a foreign investor to qualify for exemption from the withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Portfolio should consult their tax advisors in this regard.

Special rules apply to foreign partnerships and those holding Portfolio shares through foreign partnerships.

If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

Tax-Exempt Shareholders

Under current law, the Portfolios serve to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Portfolio if shares in the Portfolio constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

It is possible that a tax-exempt shareholder will also recognize UBTI if the Portfolio recognizes “excess inclusion income” (as described above) derived from direct or indirect investments in REMIC residual interests or TMPs. Furthermore, any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if the Portfolio has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply to charitable remainder trusts (CRTs) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or in TMPs. Under legislation enacted in December 2006, a CRT, as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in November 2006, a CRT will not recognize UBTI solely as a result of investing in a Portfolio that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Portfolio that recognizes “excess inclusion income,” then the Portfolio will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which the IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Portfolio may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Portfolio. The Portfolios have not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Portfolio.

Tax Shelter Reporting Regulations

Under Treasury Regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

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CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of January 31, 2008, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder “(i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Portfolio’s outstanding shares) is listed below.

Principal Holder Ownership of the Portfolios

Portfolio / Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Banc of America Retirement 2005 Portfolio Class A	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-180	5,160.8330	100.00

Banc of America Retirement 2005 Portfolio Class C	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	5,144.6010	100.00

Banc of America Retirement 2005 Portfolio Class R	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	5,156.5120	100.00

Banc of America Retirement 2005 Portfolio Class Z	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	70,383.0950	85.19

Banc of America Retirement 2005 Portfolio Class Z	NFS LLC FEBO FBO MARTIN CURRY 24291 SAN JUAN DR TEHACHAPI CA 93561-8367	8,980.0640	10.87

Banc of America Retirement 2010 Portfolio Class A	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,077.1020	100.00

Banc of America Retirement 2010 Portfolio Class C	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,065.0640	100.00

Banc of America Retirement 2010 Portfolio Class R	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,073.0840	100.00

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Portfolio / Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Banc of America Retirement 2010 Portfolio Class Z	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	81,235.5790	63.05

Banc of America Retirement 2015 Portfolio Class A	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,121.2000	100.00

Banc of America Retirement 2015 Portfolio Class C	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,108.5130	100.00

Banc of America Retirement 2015 Portfolio Class R	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,116.9580	100.00

Banc of America Retirement 2015 Portfolio Class Z	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	87,952.7510	44.23

Banc of America Retirement 2015 Retirement Portfolio Class Z	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST DALLAS TX 75201-3307	31,933.0610	16.06

Banc of America Retirement 2015 Portfolio Class C	NFS LLC FEBO PETER C HORAN 120 CHESHAM AVE SAN CARLOS CA 94070-2802	22,560.2370	11.35

Banc of America Retirement 2020 Portfolio Class A	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,064.2620	100.00

Banc of America Retirement 2020 Portfolio Class C	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,064.2620	100.00

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Portfolio / Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Banc of America Retirement 2020 Portfolio Class R	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,072.1950	100.00

Banc of America Retirement 2020 Portfolio Class Z	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	79,121.9870	72.97

Banc of America Retirement 2025 Portfolio Class A	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,216.0510	100.00

Banc of America Retirement 2025 Portfolio Class C	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,202.5070	100.00

Banc of America Retirement 2025 Portfolio Class R	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,211.6570	100.00

Banc of America Retirement 2025 Portfolio Class Z	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	94,593.9160	53.15

Banc of America Retirement 2025 Portfolio Class Z	NFS LLC FEBO NFS/FMTC IRA FBO YALE GREENBERG 3428 NOTTINGHAM RD	21,668.4720	12.18

Banc of America Retirement 2030 Portfolio Class A	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,062.9560	100.00

Banc of America Retirement 2030 Portfolio Class C	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,051.1100	100.00

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Portfolio / Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Banc of America Retirement 2030 Portfolio Class R	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,059.0200	100.00

Banc of America Retirement 2030 Portfolio Class Z	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	78,170.2730	53.63

Banc of America Retirement 2035 Portfolio Class A	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,176.1950	100.00

Bank of America Retirement 2035 Portfolio Class C	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,162.9120	100.00

Banc of America Retirement 2035 Portfolio Class R	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,171.7600	100.00

Banc of America Retirement 2035 Portfolio Class Z	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	90,392.9610	48.01

Banc of America Retirement 2040 Portfolio Class A	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,051.6360	100.00

Banc of America Retirement 2040 Portfolio Class C	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,039.9540	100.00

Banc of America Retirement 2040 Portfolio Class R	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,047.7460	100.00

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Portfolio / Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Banc of America Retirement 2040 Portfolio Class Z	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	76,497.8320	32.92

As of January 31, 2008, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Portfolio because it owns greater than 25% of the outstanding shares, either beneficially or by virtue of its fiduciary or trust roles or otherwise, is shown below. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Portfolio shareholders.

Control Person Ownership of the Portfolios

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Banc of America Retirement 2005 Portfolio Class A	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-180	5,160.8330	100.00

Banc of America Retirement 2005 Portfolio Class C	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	5,144.6010	100.00

Banc of America Retirement 2005 Portfolio Class R	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	5,156.5120	100.00

Banc of America Retirement 2005 Portfolio Class Z	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	70,383.0950	85.19

Banc of America Retirement 2010 Portfolio Class A	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,077.1020	100.00

Banc of America Retirement 2010 Portfolio Class C	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,065.0640	100.00

105

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Banc of America Retirement 2010 Portfolio Class R	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,073.0840	100.00

Banc of America Retirement 2010 Portfolio Class Z	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	81,235.5790	63.05

Banc of America Retirement 2015 Portfolio Class A	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,121.2000	100.00

Banc of America Retirement 2015 Portfolio Class C	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,108.5130	100.00

Banc of America Retirement 2015 Portfolio Class R	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,116.9580	100.00

Banc of America Retirement 2015 Portfolio Class Z	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	87,952.7510	44.23

Banc of America Retirement 2020 Portfolio Class A	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,064.2620	100.00

Banc of America Retirement 2020 Portfolio Class C	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,064.2620	100.00

Banc of America Retirement 2020 Portfolio Class R	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,072.1950	100.00

106

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Banc of America Retirement 2020 Portfolio Class Z	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	79,121.9870	72.97

Banc of America Retirement 2025 Portfolio Class A	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,216.0510	100.00

Banc of America Retirement 2025 Portfolio Class C	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,202.5070	100.00

Banc of America Retirement 2025 Portfolio Class R	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,211.6570	100.00

Banc of America Retirement 2025 Portfolio Class Z	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	94,593.9160	53.15

Banc of America Retirement 2030 Portfolio Class A	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,062.9560	100.00

Banc of America Retirement 2030 Portfolio Class C	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,051.1100	100.00

Banc of America Retirement 2030 Portfolio Class R	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,059.0200	100.00

Banc of America Retirement 2030 Portfolio Class Z	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	78,170.2730	53.63

107

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Banc of America Retirement 2035 Portfolio Class A	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,176.1950	100.00

Bank of America Retirement 2035 Portfolio Class C	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,162.9120	100.00

Banc of America Retirement 2035 Portfolio Class R	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,171.7600	100.00

Banc of America Retirement 2035 Portfolio Class Z	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	90,392.9610	48.01

Banc of America Retirement 2040 Portfolio Class A	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,051.6360	100.00

Banc of America Retirement 2040 Portfolio Class C	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,039.9540	100.00

Banc of America Retirement 2040 Portfolio Class R	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	1,047.7460	100.00

Banc of America Retirement 2040 Portfolio Class Z	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP MA 5-100-11-05 100 FEDERAL ST BOSTON MA 02110-1802	76,497.8320	32.92

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APPENDIX A — DESCRIPTIONS OF SECURITIES RATINGS

This Appendix summarizes the various descriptions of securities ratings applicable to securities purchased by the Columbia Funds Family. Please refer to a Fund’s prospectus and statement of additional information to determine whether that Fund may invest in securities that have ratings described in this Appendix.

STANDARD & POOR’S (S&P)

Bonds

The following summarizes the ratings used by S&P for bonds. The ratings AAA, AA, A and BBB denote investment grade securities.

AAA bonds have the highest rating assigned by S&P and are considered to have an extremely strong capacity to pay interest and repay principal.

AA bonds are considered to have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds are considered to have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are considered to have an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds are considered to have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds are considered to have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB — rating.

CCC bonds are considered to have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B — rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC — debt rating. The C rating may be used to cover a situation, for example, where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Municipal Notes

SP-1. Notes rated SP-1 are considered to have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 are considered to have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Commercial Paper

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1. Issues assigned to this rating are considered to have overwhelming or very strong capacity for timely payment. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

MOODY’S INVESTORS SERVICE, INC. (MOODY’S)

Municipal Bonds

Aaa bonds are considered to be of the best quality. They are considered to have the smallest degree of investment risk and are generally referred to as ‘‘gilt edge’’. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are considered to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Those bonds in the Aa through B groups that Moody’s believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1.

A bonds are considered to possess many favorable investment attributes and are to be considered to be upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment at some time in the future.

Baa bonds are considered to be medium grade obligations: they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba bonds are considered to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this grade.

B bonds are considered generally to lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are considered to be of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds are considered to represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated are considered to have extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Corporate Bonds

The description of the applicable rating symbols (Aaa, Aa, A, Baa, etc.) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody’s applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Municipal Notes

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime-1 Highest Quality

Prime-2 Higher Quality

Prime-3 High Quality

If an issuer represents to Moody’s that its commercial paper obligations are supported by the credit of another entity or entities, Moody’s, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

FITCH, INC. (FITCH)

Long-Term Debt

Investment Grade Bond Ratings

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A bonds are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

Speculative Grade Bond Ratings

BB bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds are considered to have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are considered to be minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, and D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these securities and D represents the lowest potential for recovery.

Plus (+) or minus (-): Plus or minus signs are used to show relative standing within the major rating categories. Plus and minus signs, however, are not used in the DDD, DD, or D categories.

Short-Term Debt

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and investment notes.

F-1+ obligations have exceptionally strong credit quality and are considered to have the strongest degree of assurance for timely payment.

F-1 obligations are considered to reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2 obligations are considered to have good credit quality. Securities in this class have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3 obligations are considered to have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S rating is assigned to obligations that are considered to have a minimal degree of assurance for timely payment and to be vulnerable to near-term adverse changes in financial and economic conditions.

B obligations are considered to have a minimal capacity for timely payment of financial commitments and a susceptibility to the adverse effects of changes in circumstances and economic conditions.

C rating is assigned to obligations that are considered to have a high default risk and whose capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D obligations are in actual or imminent payment default.

APPENDIX B — PROXY VOTING POLICIES AND PROCEDURES

Columbia Management Advisors, LLC (“CMA”) — Proxy Voting Policy

Applicable Regulations

Rule 206(4)-6 under the Investment Advisers Act of 1940

*Form N-PX

*ERISA Department of Labor Bulletin 94-2

Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Explanation/Summary of Regulatory Requirements

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

Columbia Management Advisors, LLC (“CMA”) has adopted and implemented the following policy, which it believes is reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients; and (2) address material conflicts of interest that may arise. This policy applies primarily to the GWIM Investment Operations Group, as well as to Compliance Risk Management (“CRM”) and Legal. Business groups to which this policy applies and CRM must adopt written procedures to implement the policy.

Policy

All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA’s clients without regard to any resulting benefit or detriment to CMA or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly. Information regarding CMA’s proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds’ and other funds’ boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients’ proxy voting records to third parties. Rather, the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending June 30th.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when CMA expects to routinely refrain from voting:

1. Proxies will usually not be voted in cases where the security has been loaned from the Client’s account.

2. Proxies will usually not be voted in cases where international issuers impose share blocking restrictions.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Section III, Conflicts of Interest below). CMA’s proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

Means of achieving compliance

I. PROXY COMMITTEE

CMA has established a Proxy Committee whose standing members include senior investment management personnel, who participate as voting authorities on the Committee. Additionally, the Proxy Committee regularly involves other associates (e.g., Legal representative, Compliance Risk Management representative, GWIM Investment Operations representatives) who participate as needed to enable effective execution of the Committee’s responsibilities.

The Proxy Committee has established a charter, which sets forth the Committee’s purpose, membership and operation. The Proxy Committee’s functions include, in part,

(a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A) or on proposals which require special, individual consideration in accordance with Section IV.C;

(b) review at least annually of this Proxy Voting Policy and Voting Guidelines to ensure consistency with internal policies, client disclosures and regulatory requirements;

(c) review at least annually of existing Voting Guidelines and the need for development of additional Voting Guidelines to assist in the review of proxy proposals;

(d) ensure that appropriate disclosure of CMA’s Proxy Voting Policy is made to its clients, is disclosed in CMA’s Form ADV and is made to the Funds’ shareholders; and

(e) oversight of any circumstances where, as described in Section III, CMA may determine it is necessary to delegate proxy voting to an independent third party.

II. CMA’S INVESTMENT ASSOCIATES

Under CMA’s Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the GWIM Investment Operations Group will refer these matters first to the relevant CMA research analyst after first confirming with CRM that the proxy matter does not present a conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above. Information regarding CMA’s proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest — Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B — Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating it to the Proxy Department.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

III. CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate1, or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients’ interests. However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence CMA’s decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve it in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by CMA’s proxy guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA’s clients (collectively, “Proxy Referrals”), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM will collect and review any information deemed reasonably appropriate to evaluate if CMA or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest. CMA investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to Columbia Management’s Conflicts Officer in writing (see Appendix B). CRM will consider information about CMA’s significant business relationships, as well as other relevant information. The information considered by CRM may include information regarding: (1) CMA client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the CMA investment division regarding the proxy matter. CRM will consult with relevant experts, including legal counsel, as necessary.

If CRM determines that it reasonably believes (1) CMA has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, CRM will inform the Chair of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, CMA’s policy is to invoke one or more of the following conflict management procedures:

•	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA’s proxy voting agent);

•	Causing the proxies to be delegated to a qualified, independent third party, which may include CMA’s proxy voting agent.

•	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to CMA’s clients so that they may vote the proxies directly.

[1]

Bank of America Corporation (“BAC”), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA’s duty, in the proxy voting process, to act in the best economic interest of its clients.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest — Additional Procedures

Additionally, by assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes to disclose in writing to the Columbia Management Conflicts of Interest Officer (within CRM) any actual or apparent personal material conflicts of interest which he or she may have (e.g., relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how CMA will vote proxies. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter. CMA’s investment associates also follow the same disclosure requirements for any actual or apparent personal material conflicts of interest as stated in this section.

In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA has undertaken a review of the proxy vendor’s conflicts of interest procedures, and will continue to monitor them on an ongoing basis.

BAC as well as CMA have adopted various other policies and procedures that help reinforce this Policy. Please see the associated documents.

Ownership Limits — Delegation of Proxy Voting to an Independent Third Party

From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that CMA can hold for clients (collectively, “Ownership Limits”).

The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be the Adviser’s proxy voting agent.

IV. PROXY VOTING GUIDELINES

A. CMA’s Proxy Voting Guidelines — General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA’s proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request that the Proxy Committee consider voting the proxy other than according to such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person’s, group’s, or entity’s relationship, if any, with the parties proposing and/or opposing the matter’s adoption using the Proxy Voting Recommendation Form (see Appendix C of this policy). The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Proposals

For the following categories of proposals, either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with the proxy vendor’s or a an individual client’s guidelines.

1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by the proxy vendor, or as specified by the client.

3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by the proxy vendor, or as specified by the client.

4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote. In general, CMA will refrain from voting such securities. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

5. Proxies of Investment Company Shares. Proposals on issues other than those specified in Section V.A will be voted on the specific instruction of the Proxy Committee.

6. Accounts Managed by CMA’s Quantitative Strategies Group. When an issue is held only within an account managed by CMA’s Quantitative Strategies Group and not in any other account within CMA, all proposals shall be voted according to the guidelines developed by the proxy vendor or as specified by the client.

7. Executive/Director Compensation. Except as provided in Appendix A, proposals relating to compensation of any executive or director will be voted as recommended by the proxy vendor or as otherwise directed by the Proxy Committee.

8. Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The GWIM Investment Operations Group is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The GWIM Investment Operations Group’s monitoring will take into account the following elements: (1) periodic review of the proxy vendor’s votes to ensure that the proxy vendor is accurately voting consistent with CMA’s Proxy Guidelines; and (2) review of the fund website to ensure that annual reports are posted in a timely and accurate manner. For additional information regarding the proxy voting process, please refer to the GWIM Investment Operations Desktop Procedures.

Supervision

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

Escalation

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Compliance Risk Management Conflicts Officer.

Monitoring/Oversight

The Compliance Assessment Team within Compliance Risk Management and the Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management’s compliance with the Proxy Voting Policy.

Recordkeeping

CMA will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

•	Proxy Committee Meeting Minutes and Other Materials

•	Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations

•	Conflicts of Interest Review Documentation, including Conflicts of Interest Forms

•	Client Communications Regarding Proxy Matters

Records should be retained for a period of not less than five years plus the current year. Records must be retained in an appropriate office of CM for the first two years.

CMA’s Proxy Voting Policy (Appendix A): CMA’S VOTING GUIDELINES

A. The Proxy Committee has adopted the following guidelines for voting proxies:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

•

Proposals for the election of directors or for an increase or decrease in the number of directors, provided that at least two-thirds of the Board of Directors are, presently or at any time during the previous three-year period, “independent” as defined by applicable regulatory and listing standards.

However, CMA generally will WITHHOLD votes from pertinent director nominees if:

(i) the board as proposed to be constituted would have more than one-third of its members from management;

(ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as “independent,” i.e. having no material relationship, directly or indirectly, with the Company, as CMA’s proxy voting agent may determine (subject to the Proxy Committee’s contrary determination of independence or non-independence);

(iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters — ratification of the appointment of auditors);

(iv) a director serves on more than six public company boards;

(v) the CEO serves on more than two public company boards other than the company’s board.

On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

•

Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission (“SEC”) and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a “financial expert” in accordance with SEC rules.

•	Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

•

Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

•	Established governance standards and guidelines.

•	Full board composed of not less than three-fourths “independent” directors, as defined by applicable regulatory and listing standards.

•	Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

•

A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

•

Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

•

The pertinent class of the Company’s voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company’s proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

•	Proposals that grant or restore shareholder ability to remove directors with or without cause.

•	Proposals to permit shareholders to elect directors to fill board vacancies.

•	Proposals that encourage directors to own a minimum amount of company stock.

•	Proposals to provide or to restore shareholder appraisal rights.

•	Proposals to adopt cumulative voting.

•	Proposals for the company to adopt confidential voting.

CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA generally will vote AGAINST:

•	Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

•	Proposals that give management the ability to alter the size of the board without shareholder approval.

•	Proposals that provide directors may be removed only by supermajority vote.

•	Proposals to eliminate cumulative voting.

•	Proposals which allow more than one vote per share in the election of directors.

•	Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Proposals that mandate a minimum amount of company stock that directors must own.

•	Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

•	Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

•

Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA’s clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

•	Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

•	Proposals asking a company to expense stock options.

•	Proposals to put option repricings to a shareholder vote.

•

Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

•	Proposals for the remuneration of auditors if no more than 25% of the compensation costs comes from non audit activity.

CMA generally will vote AGAINST:

•	Stock option plans that permit issuance of options with an exercise price below the stock’s current market price, or that permit replacing or repricing of out-of-the money options.

•	Proposals to authorize the replacement or repricing of out-of-the money options.

•

Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

•

Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

•	Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

•	Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

•	Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

•

Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:

•	Whether the company has attained benefits from being publicly traded.

•	Cash-out value

•	Balanced interests of continuing vs. cashed-out shareholders

•	Market reaction to public announcement of transaction

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company’s assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

•	CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

•	CMA generally votes FOR shareholder proposals to eliminate a poison pill.

•	CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

•	CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company’s ability to make greenmail payments.

Supermajority vote

•

CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

•	CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

•	Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.

•	Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

CMA will review, on a CASE-BY-CASE basis, proposals for Bylaw amendments giving minority shareholders the ability to call a special meeting of stockholders.

CMA generally will vote FOR:

•	Proposals to approve routine business matters such as changing the company’s name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

•	Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

•	Credible reason exists to question:

•	The auditor’s independence, as determined by applicable regulatory requirements.

•	The accuracy or reliability of the auditor’s opinion as to the company’s financial position.

•

Fees paid to the auditor or its affiliates for “non-audit” services were excessive, i.e., in excess of the total fees paid for “audit,” “audit-related” and “tax compliance” and/or “tax return preparation” services, as disclosed in the company’s proxy materials.

•	Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

•	Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

•	Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

•

Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

•	Shareholder proposals to change the date, time or location of the company’s annual meeting of shareholders.

CMA will vote AGAINST:

•	Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

•

Proposals to change the location of the company’s state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

•	Proposals on whether and how to vote on “bundled” or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

•

FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

•

FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

•	Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

•	Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

•	Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

•

Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors/directors and/or legal action is being taken against the board by other shareholders.

•

Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company’s financial position.

•	Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

•	The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA’ categorization rules and the Dutch Corporate Governance Code.

•	No call/put option agreement exists between the company and the foundation.

•	There is a qualifying offer clause or there are annual management and supervisory board elections.

•	The issuance authority is for a maximum of 18 months.

•	The board of the company-friendly foundation is independent.

•	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

•	There are no priority shares or other egregious protective or entrenchment tools.

•	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

•	Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

•	Board structure

•	Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

•	Ignore a shareholder proposal that is approved by a majority of shares outstanding;

•	Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

•	Are interested directors and sit on the audit or nominating committee; or

•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

•	Past performance relative to its peers

•	Market in which fund invests

•	Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

•	Past shareholder activism, board activity and votes on related proposals

•	Strategy of the incumbents versus the dissidents

•	Independence of incumbent directors; director nominees

•	Experience and skills of director nominees

•	Governance profile of the company

•	Evidence of management entrenchment

Converting a Closed-end Fund to an Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

•	Past performance as a closed-end fund

•	Market in which the fund invests

•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

•	Proposed and current fee schedules

•	Fund category/investment objective

•	Performance benchmarks

•	Share price performance as compared with peers

•	Resulting fees relative to peers

•	Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

•	Stated specific financing purpose

•	Possible dilution for common shares

•	Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 (“1940 Act”):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Regulatory developments

•	Current and potential returns

•	Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	Fund’s target investments

•	Reasons given by the fund for the change

•	Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund’s investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective.

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s name, considering the following factors:

•	Political/economic changes in the target market

•	Consolidation in the target market

•	Current asset composition

Change in Fund’s Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s subclassification, considering the following factors:

•	Potential competitiveness

•	Current and potential returns

•	Risk of concentration

•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

•	Strategies employed to salvage the company

•	Past performance of the fund

•	Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

•	The degree of change implied by the proposal

•	The efficiencies that could result

•	The state of incorporation; net effect on shareholder rights

•	Regulatory standards and implications

CMA will vote FOR:

•

Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

•

Proposals enabling the Board to amend, without shareholder approval, the fund’s management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

•	Proposals enabling the Board to:

•	Change, without shareholder approval the domicile of the fund

•	Adopt, without shareholder approval, material amendments of the fund’s declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

•	Regulations of both states

•	Required fundamental policies of both states

•	The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940.

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives

•	The proposed distributor’s reputation and past performance

•	The competitiveness of the fund in the industry

•	Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

•	Resulting fee structure

•	Performance of both funds

•	Continuity of management personnel

•	Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

•	Performance of the fund’s NAV

•	The fund’s history of shareholder relations

•	The performance of other funds under the adviser’s management

CMA’s Proxy Voting Policy (Appendix B): Conflicts of Interest Disclosure and Certification Form

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals Participating in the Proxy Voting Decision-Making Process.

Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

Issuer and Proxy Matter:

1.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer[1]?

2.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?

3.	Have you discussed this particular proxy proposal with anyone outside of Columbia Management’s investment group[2]?

4.	Are you aware of any other potential personal conflicts of interest not described above? Please detail below.

Name:
Signed:
Date:

[1]	Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.
[2]	Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.

CMA’s Proxy Voting Policy (Appendix C): CMA Proxy Vote Recommendation/ Proxy Committee Request Form

Name of Investment Associate:

Company Name:

Cutoff Date and Meeting Date:

Proxy Agenda Item:

Description of Item:

(The above information will be pre-populated by the Proxy Department.)

Recommendation (Check One):

            FOR

            AGAINST

            WITHHOLD

            ABSTAIN

Brief rationale:

Please attach any supporting information other than analysis or reports provided by the Proxy Department.

Signed

By signing, I am certifying that I either have no conflicts of interest-related information to report or have sent a completed “Conflicts of Interest Disclosure and Certification Form” to Compliance Risk Management (Conflicts Officer).

Send Completed Forms to:

GWIM Investment Operations — Proxy Department

BANC OF AMERICA FUNDS TRUST

One Financial Center

Boston, MA 02111

(800) 321-7854

FORM N-1A

PART C

OTHER INFORMATION

ITEM 23.	Exhibits

All references to the “Registration Statement” in the following list of Exhibits refer to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-132211; 811-21862)

Exhibit Letter	Description
(a)	Articles of Incorporation:

(a)(1)	Declaration of Trust dated February 14, 2006, incorporated by reference to the Registration Statement dated March 3, 2006.

(b)	Bylaws: Not Applicable.

(c)	Instruments Defining Rights of Securities Holders: Not Applicable.

(d)	Investment Advisory Contracts:

(d)(1)	Investment Advisory Agreement between CMA (CMA) and the Registrant, dated June 1, 2006, Schedule I as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 2, filed February 28, 2007.

(e)	Underwriting Contracts:

(e)(1)	Distribution Agreement between the Registrant and Columbia Management Distributors, Inc., dated June 1, 2006, Schedules I and II as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 2, filed February 28, 2007.

(f)	Bonus or Profit Sharing Contracts: Not Applicable.

(g)	Custodian Agreements:

(g)(1)	Master Custodian Agreement among the Registrant, the other parties listed on Appendix A and State Street Bank and Trust Company (State Street), dated June 13, 2005, Appendix A as of September 26, 2006, incorporated by reference to Post-Effective Amendment No. 2, filed February 28, 2007.

(g)(1)(i)	Amendment No. 1 to the Master Custodian Agreement, dated June 1, 2006, incorporated by reference to Post-Effective Amendment No. 2, filed February 28, 2007.

(h)	Other Material Contracts:

(h)(1)	Administration Agreement between the Registrant and CMA, dated June 1, 2006, Schedule A as of September 30, 2006, Schedule B as of December 1, 2006, to be filed by amendment.

(h)(2)(i)	Pricing and Bookkeeping Oversight and Services Agreement among the Registrant, the other parties listed on Schedule A and CMA, dated December 15, 2006, incorporated by reference to Post-Effective Amendment No. 3, filed December 28, 2007.

(h)(2)(ii)	Letter Agreement Regarding Pricing and Bookkeeping Oversight and Services Agreement among the Registrant, the other parties listed on Schedule A and CMA, dated June 29, 2007, incorporated by reference to Post-Effective Amendment No. 3, filed December 28, 2007.

(h)(2)(iii)	Amendment No. 1 to Pricing and Bookkeeping Oversight and Services Agreement among the Registrant, the other parties listed on Schedule A and CMA, dated June 29, 2007, incorporated by reference to Post-Effective Amendment No. 3, filed December 28, 2007.

(h)(3)	Shareholder Servicing Plan relating to Class C Shares, Exhibit I as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 2, filed February 28, 2007.

(h)(4)	Shareholder Administration Plan relating to Class A Shares, Exhibit I as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 2, filed February 28, 2007.

(h)(5)	Shareholder Administration Plan relating to Class C Shares, Exhibit I as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 2, filed February 28, 2007.

(h)(6)	Shareholder Servicing Plan Implementation Agreement for Class A and Class C Shares, incorporated by reference to Post-Effective Amendment No. 2, filed February 28, 2007.

(h)(7)	Transfer, Dividend Disbursing and Shareholders’ Servicing Agent Agreement between Columbia Management Services, Inc. (CMSI), CMA and the Registrant, dated June 1, 2006, Appendix I as of October 18, 2006, to be filed by amendment.

(h)(8)	Mutual Fund Fee and Expense Agreement among the Registrant, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, CMA and Columbia Management Distributors, Inc. (CMDI) dated January 1, 2008. Schedule A as of January 1, 2008 filed herewith

(h)(9)	Financial Reporting Services Agreement among the Registrant, the other parties listed on Schedule A, CMA and State Street, dated December 15, 2006, incorporated by reference to Post-Effective Amendment No. 3, filed December 28, 2007.

(h)(10)	Accounting Services Agreement among the Registrant, the other parties listed on Schedule A, CMA and State Street Bank, dated December 15, 2006, incorporated by reference to Post-Effective Amendment No. 3, filed December 28, 2007.

(h)(11)	Uncommitted Line of Credit among the Registrant, the other parties listed on Appendix I and State Street, dated December , 2007, to be filed by amendment.

(h)(12)(i)	Committed Line of Credit Agreement among the Registrant, the other parties listed on Schedule 2, the lending institutions listed on the signature pages and State Street Bank and Trust Company, dated October 19, 2006, incorporated by reference to Post-Effective Amendment No. 3, filed December 28, 2007.

(h)(12)(ii)	Notice and Acknowledgement to Committed Line of Credit Agreement regarding conversion of Columbia Funds Master Investment Trust, LLC (formerly, Columbia Funds Master Investment Trust) to a Delaware limited liability company, dated March 30, 2007, to be filed by amendment.

(h)(12)(iii)	Amendment No. 1 and Instrument of Adherence, dated October 18, 2007, incorporated by reference to Post-Effective Amendment No. 3, filed December 28, 2007.

(h)(13)(i)	Uncommitted Line of Credit Agreement among the Registrant, the other parties listed on Appendix 1 and State Street Bank and Trust Company, dated September 19, 2005, incorporated by reference to Post-Effective Amendment No. 3, filed December 28, 2007.

(h)(13)(ii)	Amendment No. 1 to the Uncommitted Line of Credit Agreement, dated February 15, 2006, incorporated by reference to Post-Effective Amendment No. 3, filed December 28, 2007.

(h)(13)(iii)	Amendment No. 2 to the Uncommitted Line of Credit Agreement, dated June 7, 2006, incorporated by reference to Post-Effective Amendment No. 3, filed December 28, 2007.

(h)(13)(iv)	Amendment No. 3 to the Uncommitted Line of Credit Agreement, dated September 15, 2006, incorporated by reference to Post-Effective Amendment No. 3, filed December 28, 2007.

(h)(13)(v)	Amendment No. 4 to the Uncommitted Line of Credit Agreement, dated October 19, 2006, incorporated by reference to Post-Effective Amendment No. 3, filed December 28, 2007.

(h)(13)(vi)	Amendment No. 5 to the Uncommitted Line of Credit Agreement, dated September 17, 2007, incorporated by reference to Post-Effective Amendment No. 3, filed December 28, 2007.

(h)(13)(vii)	Amendment No. 6 to the Uncommitted Line of Credit Agreement, dated October 18, 2007, incorporated by reference to Post-Effective Amendment No. 3, filed December 28, 2007.

(h)(13)(viii)	Notice and Acknowledgement to Uncommitted Line of Credit Agreement regarding conversion of Columbia Funds Master Investment Trust, LLC (formerly, Columbia Funds Master Investment Trust) to a Delaware limited liability company, dated March 30, 2007, to be filed by amendment.

(h)(14)	Securities Lending Authorization Agreement, to be filed by amendment.

(i)	Legal Opinion:

(i)(1)	Opinion of Morrison & Foerster, LLP, filed herewith.

(j)	Other Opinions:

(j)(1)	Consent of PricewaterhouseCoopers, LLP, filed herewith.

(k)	Omitted Financial Statements: Not Applicable.

(l)	Initial Capital Agreements: Not Applicable.

(m)	Rule 12b-1 Plan:

(m)(1)	Shareholder Servicing and Distribution Plan relating to Class A Shares, Exhibit I as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 2, filed February 28, 2007.

(m)(2)	Distribution Plan relating to Class C Shares and Class R Shares, Exhibit I as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 2, filed February 28, 2007.

(n)	Rule 18f-3 Plan:

(n)(1)	Rule 18f-3 Multi-Class Plan, incorporated by reference to the Registration Statement dated March 3, 2006.

(o)	Reserved: Not Applicable.

(p)	Codes of Ethics:

(p)(1)	Columbia Funds Family Code of Ethics, effective January 3, 2006, incorporated by reference to Post-Effective Amendment No. 3, filed December 28, 2007.

(p)(2)	Columbia Management Group Code of Ethics, effective July 1, 2007, incorporated by reference to Post-Effective Amendment No. 3, filed December 28, 2007.

(q)	Powers of Attorney:

(q)(1)	Powers of Attorney for Minor Mickel Shaw, Edward J. Boudreau, Jr., William A. Hawkins, R. Glenn Hilliard and William P. Carmichael, incorporated by reference to the Registration Statement dated March 3, 2006.

(q)(2)	Powers of Attorney for Christopher L. Wilson, J. Kevin Connaughton, Michael G. Clarke, John J. Nagorniak and Anthony M. Santomero, filed herewith.

ITEM 24.	Persons Controlled by of Under Common Control with the Fund

No person is controlled by or under common control with the Registrant.

ITEM 25.	Indemnification

Article VII of the Registrant’s Declaration of Trust provides for the indemnification of the Registrant’s trustees, officers, employees and other agents. Indemnification of the Registrant’s administrators, distributor, custodian and transfer agents is provided for, respectively, in the Registrant’s:

1.	Administration Agreement with CMA;

2.	Distribution Agreement with CMDI;

3.	Custody Agreement with State Street; and

4.	Transfer, Dividend Disbursing and Shareholders’ Servicing Agent Agreement with CMSI and CMA.

Promptly after receipt by an indemnified party of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against an indemnifying party or parties under such subsection, notify the indemnifying party or parties in writing of the commencement thereof; but the omission to so notify the indemnifying party or parties shall not relieve it or them from any liability which it or they may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party or parties of the commencement thereof, the indemnifying party or parties shall be entitled to participate therein and, to the extent that either indemnifying party or both shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party or parties to such indemnified part of its or their election so to assume the defense thereof, the indemnifying party or parties shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

The Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the 1933 Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.	Business and Other Connections of the Investment Adviser

To the knowledge of the Registrant, none of the directors or officers of CMA, the adviser to the Registrant’s portfolios, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors’ qualifying shares) of CMA or other subsidiaries of Bank of America Corporation.

(a) CMA performs investment advisory services for the Registrant and certain other customers. CMA is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by CMA (formerly, Banc of America Capital Management, LLC (“BACAP”)) with the SEC pursuant to the Advisers Act (file no. 801-50372).

ITEM 27.	Principal Underwriters

(a) CMDI, distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as distributor for Columbia Funds Series Trust and Columbia Funds Variable Insurance Trust I, and as placement agent for the Columbia Funds Master Investment Trust, LLC, all of which are registered open-end management investment companies. CMDI is also the Registrant’s principal underwriter. CMDI acts in such capacity for each series of Columbia Funds Series Trust I, Columbia Funds Variable Insurance Trust, Columbia Acorn Trust and Wanger Acorn Trust.

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 20.

Name and Principal Business Address*	Position and Offices with Principal Underwriter	Positions and Offices with Registrant
Ahmed, Yaqub	V.P.	None

Aldi, Andrew	V.P.	None

Anderson, Judith M.	V.P.	None

Ash, James R.	V.P.	None

Ballou, Richard J.	Sr. V.P.	None

Bartlett, John	Managing Director	None

Bednarz, Allen F.	Chief Financial Officer and Treasurer	None

Berretta, Frederick R.	Director and Managing Director	None

Bozek, James	Sr. V.P.	None

Name and Principal Business Address*	Position and Offices with Principal Underwriter	Positions and Offices with Registrant
Brantley, Thomas M.	Sr. V.P.-Tax	None

Brown, Beth Ann	Sr. V.P.	None

Claiborne, Douglas	Sr. V.P.	None

Climer, Quentin	V.P.	None

Conley, Brook	V.P.	None

Davis, W. Keith	Sr. V.P.-Tax	None

DeFao, Michael	Chief Legal Officer	None

Desilets, Marian	V.P.	None

Devaney, James	Sr. V.P.	None

Dolan, Kevin	V.P.	None

Donovan, M. Patrick	Chief Compliance Officer	None

Doyle, Matthew	V.P.	None

Emerson, Kim P.	Sr. V.P.	None

Feldman, David	Managing Director	None

Feloney, Joseph	Sr. V.P.	None

Ferullo, Jeanne	V.P.	None

Fisher, James F.	V.P.	None

Ford, David C.	V.P.	None

Gellman, Laura D.	Conflicts of Interest Officer	None

Gentile, Russell	V.P.	None

Goldberg, Matthew	Sr. V.P.	None

Gubala, Jeffrey	V.P.	None

Guenard, Brian	V.P.	None

Jones, Michael A.	Chief Executive Officer, President and Director	None

Kane, Joanne	Director	None

Name and Principal Business Address*	Position and Offices with Principal Underwriter	Positions and Offices with Registrant
Lynch, Andrew R.	Managing Director	None

Marcelonis, Sheila	V.P.	None

Martin, William W.	Operational Risk Officer	None

Miller, Anthony	V.P.	None

Miller, Gregory M.	V.P.	None

Moberly, Ann R.	Sr. V.P.	None

Mroz, Gregory S.	Sr. V.P.-Tax	None

Nigrosh, Diane J.	V.P.	None

Owen, Stephanie	V.P.	None

Piken, Keith A.	Sr. V.P.	None

Pryor, Elizabeth A.	Secretary	None

Ratto, Gregory	V.P.	None

Reed, Christopher B.	Sr. V.P.	None

Roberts, Amy S.	Director	None

Ross, Gary	Sr. V.P.	None

Scully-Power, Adam	V.P.	None

Seller, Gregory	V.P.	None

Shea, Terence	V.P.	None

Sideropoulos, Lou	Sr. V.P.	None

Smith, Robin G.	Director	None

Studer, Eric	Sr. V.P.	None

Waldron, Thomas	V.P.	None

Walsh, Brian	V.P.	None

Wasp, Kevin	Corporate Ombudsman	None

Name and Principal Business Address*	Position and Offices with Principal Underwriter	Positions and Offices with Registrant
Welsh, Stephen T.	Managing Director	Vice President

Wess, Valerie	Sr. V.P.	None

White, Lynn	Vice President	None

Wilson, Christopher L.	Sr. V.P.	President

Winn, Keith	Sr. V.P.	None

Yates, Susan	V.P.	None

*	The address for each individual is One Financial Center, Boston, MA 02111.

(c)	Not applicable.

ITEM 28.	Location of Accounts and Records

(1)	CMA, One Financial Center, Boston, MA 02111 (records relating to its function as investment advisor and administrator).

(2)	CMSI (formerly, Columbia Funds Services, Inc.), P.O. Box 8081, Boston, MA 02266-8081 (records relating to its function as transfer agent).

(3)	CMDI, One Financial Center, Boston, MA 02110 (records relating to its function as distributor and principal underwriter).

(4)	State Street, Two Avenue de Lafayette, LCC/4S, Boston, MA 02111-2900 (records relating to its function as custodian).

ITEM 29.	Management Services

Not Applicable.

ITEM 30.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Banc of America Funds Trust, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Commonwealth of Massachusetts on the 29th day of February, 2008.

BANC OF AMERICA FUNDS TRUST

By:	/s/ Christopher L. Wilson
Christopher L. Wilson
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Christopher L. Wilson (Christopher L. Wilson)	President and Chief Executive Officer (Principal Executive Officer)	February 29, 2008

* (J. Kevin Connaughton)	Senior Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)	February 29, 2008

/s/ Michael G. Clarke (Michael G. Clarke)	Assistant Treasurer and Chief Accounting Officer (Principal Accounting Officer)	February 29, 2008

* (William P. Carmichael)	Trustee	February 29, 2008

* (Edward J. Boudreau, Jr.)	Trustee	February 29, 2008

* (William A. Hawkins)	Trustee	February 29, 2008

* (R. Glenn Hilliard)	Trustee	February 29, 2008

* (Minor Mickel Shaw)	Trustee	February 29, 2008

* John J. Nagorniak	Trustee	February 29, 2008

* Anthony M. Santomero	Trustee	February 29, 2008

* /s/ James R. Bordewick, Jr. James R. Bordewick, Jr.**

*	Attorney-in-Fact for each Trustee
**	Executed by James R. Bordewick, Jr. on behalf of J. Kevin Connaughton pursuant to a Power of Attorney dated December 28, 2007 filed herewith and on behalf of each of the Trustees pursuant to a Power of Attorney dated January 1, 2008, filed herewith.

EXHIBIT INDEX

Banc of America Funds Trust

File Nos. 333-132211; 811-21862

Exhibit No.	Description

(h)(8)	Mutual Fund Fee and Expense Agreement

(i)(1)	Opinion of Morrison & Foerster LLP

(j)(1)	Consent of Independent Registered Public Accounting Firm

(q)(2)	Powers of Attorney